UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number          811-22019
                                       -------------------


                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
    (Address of principal executive offices)                     (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:     630-765-8000
                                                     -------------------

Date of fiscal year end:        July 31
                          -------------------

Date of reporting period:    October 31, 2010
                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

         The Portfolios of Investments are attached herewith.



FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

              COMMON STOCKS -- 99.9%
              AUTO COMPONENTS -- 8.6%
      57,645  Autoliv, Inc.                    $  4,110,088
      71,565  BorgWarner, Inc. (b)                4,015,512
     199,147  Federal Mogul Corp. (b)             3,949,085
      74,116  Gentex Corp.                        1,480,838
      74,081  Johnson Controls, Inc.              2,601,725
      47,703  Lear Corp. (b)                      4,216,945
      90,622  TRW Automotive Holdings
                 Corp. (b)                        4,140,519
                                               ------------
                                                 24,514,712
                                               ------------

              AUTOMOBILES -- 3.0%
     307,682  Ford Motor Co. (b)                  4,347,547
      25,430  Harley-Davidson, Inc.                 780,192
     112,755  Thor Industries, Inc.               3,550,655
                                               ------------
                                                  8,678,394
                                               ------------

              COMMERCIAL SERVICES & SUPPLIES
                 -- 0.5%
     114,680  KAR Auction Services, Inc. (b)      1,477,078
                                               ------------

              DISTRIBUTORS -- 0.8%
      16,206  Genuine Parts Co.                     775,619
      69,531  LKQ Corp. (b)                       1,511,604
                                               ------------
                                                  2,287,223
                                                ------------

              DIVERSIFIED CONSUMER SERVICES --
                 2.1%
     197,011  Education Management Corp. (b)      2,364,132
     111,680  H&R Block, Inc.                     1,316,707
      83,877  Service Corp. International           694,502
      46,361  Weight Watchers International,
                 Inc.                             1,552,630
                                               ------------
                                                  5,927,971
                                               ------------

              FOOD & STAPLES RETAILING -- 2.5%
      69,688  BJ's Wholesale Club, Inc. (b)       2,908,080
      44,841  Costco Wholesale Corp.              2,814,670
      27,025  Wal-Mart Stores, Inc.               1,463,944
                                               ------------
                                                  7,186,694
                                               ------------

              HOTELS, RESTAURANTS & LEISURE --
                 11.7%
      76,669  Brinker International, Inc.         1,421,443
      37,844  Carnival Corp.                      1,633,726
      16,808  Chipotle Mexican Grill, Inc.
                 (b)                              3,533,210
      16,909  Darden Restaurants, Inc.              772,910
      59,265  International Speedway Corp.,
                 Class A                          1,353,613
     108,061  Las Vegas Sands Corp. (b)           4,957,839
      63,060  Marriott International, Inc.,
                 Class A                          2,336,373
      19,416  McDonald's Corp.                    1,509,982
      32,648  Panera Bread Co., Class A (b)       2,922,322
      71,674  Royal Caribbean Cruises Ltd.
                 (b)                              2,833,990


SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

              HOTELS, RESTAURANTS & LEISURE
                 (CONTINUED)
      28,272  Starbucks Corp.                  $    805,187
      43,009  Starwood Hotels & Resorts
                 Worldwide, Inc.                  2,328,507
     159,623  Wendy's/Arby's Group, Inc.,
                 Class A                            734,266
      26,331  Wyndham Worldwide Corp.               757,016
      26,048  Wynn Resorts Ltd.                   2,791,564
      49,062  Yum! Brands, Inc.                   2,431,513
                                               ------------
                                                 33,123,461
                                               ------------

              HOUSEHOLD DURABLES -- 5.1%
      29,370  Fortune Brands, Inc.                1,587,448
      95,306  Garmin Ltd.                         3,129,849
      21,648  Harman International
                 Industries, Inc. (b)               726,290
      31,772  Leggett & Platt, Inc.                 647,513
      42,402  Mohawk Industries, Inc. (b)         2,431,331
      40,601  Newell Rubbermaid, Inc.               716,608
      46,648  Tempur-Pedic International,
                 Inc. (b)                         1,609,356
      31,596  Tupperware Brands Corp.             1,415,817
      27,918  Whirlpool Corp.                     2,117,022
                                               ------------
                                                 14,381,234
                                               ------------

              INTERNET & CATALOG RETAIL --
                 5.9%
      23,975  Amazon.com, Inc. (b)                3,959,232
      80,093  Expedia, Inc.                       2,318,692
     164,808  Liberty Media Corp. -
                 Interactive, Class A (b)         2,432,566
      23,229  Netflix, Inc. (b)                   4,030,231
      10,805  priceline.com, Inc. (b)             4,071,432
                                               ------------
                                                 16,812,153
                                               ------------

              INTERNET SOFTWARE & SERVICES --
                 1.0%
      92,606  eBay, Inc. (b)                      2,760,585
                                               ------------

              LEISURE EQUIPMENT & PRODUCTS --
                 1.3%
      50,763  Hasbro, Inc.                        2,347,789
      61,649  Mattel, Inc.                        1,438,271
                                               ------------
                                                  3,786,060
                                               ------------

              MACHINERY -- 1.5%
      89,793  WABCO Holdings, Inc. (b)            4,168,191
                                               ------------

              MEDIA -- 17.3%
     182,364  CBS Corp., Class B                  3,087,423
     159,973  Comcast Corp., Class A              3,292,244
      90,459  DIRECTV, Class A (b)                3,931,348
      66,416  Discovery Communications, Inc.,
                 Class A (b)                      2,962,818
      37,742  DISH Network Corp., Class A           749,556


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

              COMMON STOCKS (CONTINUED)
              MEDIA (CONTINUED)
     307,938  Gannett Co., Inc.                $  3,649,065
     288,353  Interpublic Group of Cos.
                 (The), Inc. (b)                  2,984,454
      17,693  John Wiley & Sons, Inc., Class A      763,630
      11,137  Liberty Media Corp. - Starz,
                 Series A (b)                       729,696
     137,213  Madison Square Garden, Inc.,
                 Class A (b)                      2,852,658
      21,863  McGraw-Hill (The) Cos., Inc.          823,142
      21,709  Meredith Corp.                        737,021
     186,836  New York Times (The) Co.,
                 Class A (b)                      1,433,032
     173,010  News Corp., Class A                 2,501,725
      18,312  Omnicom Group, Inc.                   804,995
      47,495  Scripps Networks Interactive,
                 Class A                          2,417,021
   3,138,308  Sirius XM Radio, Inc. (b)           4,691,770
      26,784  Time Warner Cable, Inc.             1,549,990
      94,373  Time Warner, Inc.                   3,068,066
      39,962  Viacom, Inc., Class B               1,542,134
      43,684  Walt Disney (The) Co.               1,577,429
       7,242  Washington Post (The) Co.,
                 Class B                          2,912,370
                                               ------------
                                                 49,061,587
                                               ------------

              MULTILINE RETAIL -- 7.5%
      21,746  Big Lots, Inc. (b)                    682,172
      77,231  Dollar Tree, Inc. (b)               3,962,723
      85,285  Family Dollar Stores, Inc.          3,937,608
      53,208  J. C. Penney Co., Inc.              1,659,025
      42,889  Kohl's Corp. (b)                    2,195,917
     125,267  Macy's, Inc.                        2,961,312
      60,745  Nordstrom, Inc.                     2,339,290
      31,313  Sears Holdings Corp. (b)            2,253,910
      27,063  Target Corp.                        1,405,652
                                               ------------
                                                 21,397,609
                                               ------------

              PERSONAL PRODUCTS -- 1.1%
      22,509  Avon Products, Inc.                   685,399
      35,727  Estee Lauder (The) Cos., Inc.,
                 Class A                          2,542,691
                                               ------------
                                                  3,228,090
                                               ------------

              ROAD & RAIL -- 0.3%
      68,283  Hertz Global Holdings, Inc. (b)       772,964
                                               ------------

              SPECIALTY RETAIL -- 23.6%
     204,118  Aaron's, Inc.                       3,849,666
      18,382  Abercrombie & Fitch Co., Class A      787,853
      49,279  Advance Auto Parts, Inc.            3,202,149
     151,031  American Eagle Outfitters, Inc.     2,418,006
     161,973  AutoNation, Inc. (b)                3,761,013
      12,633  AutoZone, Inc. (b)                  3,001,980



SHARES        DESCRIPTION                            VALUE
-------------------------------------------------------------

              SPECIALTY RETAIL (CONTINUED)
      33,318  Bed Bath & Beyond, Inc. (b)      $  1,462,660
      55,347  Best Buy Co., Inc.                  2,378,814
     135,172  CarMax, Inc. (b)                    4,188,980
     103,139  Dick's Sporting Goods, Inc. (b)     2,972,466
      49,764  Foot Locker, Inc.                     792,741
     191,078  GameStop Corp., Class A (b)         3,756,594
     155,173  Gap (The), Inc.                     2,949,839
      17,786  Guess?, Inc.                          692,231
      22,815  Home Depot (The), Inc.                704,527
     108,004  Limited Brands, Inc.                3,174,238
      64,879  Lowe's Cos., Inc.                   1,383,869
      54,374  O'Reilly Automotive, Inc. (b)       3,180,879
      82,629  PetSmart, Inc.                      3,092,803
     105,928  RadioShack Corp.                    2,132,331
      26,475  Ross Stores, Inc.                   1,561,760
      91,118  Signet Jewelers Ltd. (b)            3,205,531
      48,093  Tiffany & Co.                       2,548,929
      50,635  TJX (The) Cos., Inc.                2,323,640
      94,947  Tractor Supply Co.                  3,759,901
     118,797  Williams-Sonoma, Inc.               3,845,459
                                               ------------
                                                 67,128,859
                                               ------------

              TEXTILES, APPAREL & LUXURY
                 GOODS -- 5.0%
      52,598  Coach, Inc.                         2,629,900
      70,007  Fossil, Inc. (b)                    4,129,713
      27,966  Hanesbrands, Inc. (b)                 693,557
      18,039  NIKE, Inc., Class B                 1,469,096
      48,084  Phillips-Van Heusen Corp.           2,949,473
      16,091  Polo Ralph Lauren Corp.             1,558,896
       8,918  VF Corp.                              742,334
                                               ------------
                                                 14,172,969
                                               ------------

              TRADING COMPANIES &
                 DISTRIBUTORS -- 1.1%
      73,619  WESCO International, Inc. (b)       3,152,366
                                               ------------

              TOTAL COMMON STOCKS -- 99.9%
               (Cost $256,456,417)              284,018,200

              MONEY MARKET FUND -- 0.1%
     150,299  Morgan Stanley Institutional
               Treasury Money Market Fund -
               0.05% (c)                            150,299
               (Cost $150,299)                 -------------

              TOTAL INVESTMENTS -- 100.0%        284,168,499
               (Cost $256,606,716) (d)
              NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                  (93,612)
                                               -------------
              NET ASSETS -- 100.0%             $ 284,074,887
                                               =============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,637,343 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,075,560.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*       $284,018,200      $ --           $ --
Money Market Fund         150,299        --             --
                    -----------------------------------------
TOTAL INVESTMENTS    $284,168,499      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            BEVERAGES -- 11.3%
    48,535  Coca-Cola Enterprises, Inc.        $  1,165,325
    22,591  Hansen Natural Corp. (b)              1,156,885
    22,304  Molson Coors Brewing Co., Class B     1,053,418
     3,963  PepsiCo, Inc.                           258,784
                                               ------------
                                                  3,634,412
                                               ------------

            FOOD & STAPLES RETAILING -- 18.3%
    47,809  CVS Caremark Corp.                    1,440,007
    41,677  Kroger (The) Co.                        916,894
   130,491  SUPERVALU, Inc.                       1,407,998
     9,231  Sysco Corp.                             271,945
    26,947  Walgreen Co.                            912,964
    24,326  Whole Foods Market, Inc. (b)            966,959
                                               ------------
                                                  5,916,767
                                               ------------

            FOOD PRODUCTS -- 48.4%
    47,135  Archer-Daniels-Midland Co.            1,570,538
    25,433  Bunge Ltd.                            1,527,760
    24,002  ConAgra Foods, Inc.                     539,805
    28,086  Corn Products International, Inc.     1,195,059
   103,154  Dean Foods Co. (b)                    1,072,802
    80,334  Del Monte Foods Co.                   1,151,990
    21,199  Flowers Foods, Inc.                     540,151
    33,767  Green Mountain Coffee Roasters,
               Inc. (b)                           1,113,973
    11,116  H. J. Heinz Co.                         545,907
     5,533  Hershey (The) Co.                       273,828
    11,807  Hormel Foods Corp.                      542,177
    14,914  J.M. Smucker (The) Co.                  958,672
     8,533  Kraft Foods, Inc., Class A              275,360
    21,473  McCormick & Co., Inc.                   949,536
     9,253  Mead Johnson Nutrition Co.              544,261
    18,010  Ralcorp Holdings, Inc. (b)            1,117,701
    19,606  Sara Lee Corp.                          280,954
    53,638  Smithfield Foods, Inc. (b)              898,437
    32,871  Tyson Foods, Inc., Class A              511,144
                                               ------------
                                                 15,610,055
                                               ------------

            HOUSEHOLD PRODUCTS -- 4.3%
     7,833  Energizer Holdings, Inc. (b)            585,752
     8,095  Kimberly-Clark Corp.                    512,737
     4,390  Procter & Gamble (The) Co.              279,072
                                               ------------
                                                  1,377,561
                                               ------------

            PERSONAL PRODUCTS -- 9.5%
    39,962  Alberto-Culver Co.                    1,490,183
    24,930  Herbalife Ltd.                        1,592,030
                                               ------------
                                                  3,082,213
                                               ------------

            TOBACCO -- 8.1%
    43,846  Altria Group, Inc.                    1,114,565
     3,278  Lorillard, Inc.                         279,745
    16,115  Philip Morris International, Inc.       942,727



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            TOBACCO (CONTINUED)
     4,434  Reynolds American, Inc.            $    287,767
                                               ------------
                                                  2,624,804
                                               ------------
                                                 32,245,812
            TOTAL COMMON STOCKS -- 99.9%
             (Cost $30,095,815)

            MONEY MARKET FUND -- 0.2%
    48,242  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               48,242
             (Cost $48,242)                    ------------

            TOTAL INVESTMENTS -- 100.1%          32,294,054
             (Cost $30,144,057) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (28,883)
                                               ------------
            NET ASSETS -- 100.0                $ 32,265,171
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,552,932 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $402,935.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $32,245,812      $ --           $ --
Money Market Fund          48,242        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $32,294,054      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            ENERGY EQUIPMENT & SERVICES --
               33.7%
    50,962  Ttwood Oceanics, Inc. (b)          $  1,656,775
     6,620  Cameron International Corp. (b)         289,625
     7,054  Core Laboratories N.V.                  548,590
    22,901  Diamond Offshore Drilling, Inc.       1,515,130
     7,715  Dresser-Rand Group, Inc. (b)            264,007
    40,999  Exterran Holdings, Inc. (b)           1,031,945
     9,087  FMC Technologies, Inc. (b)              655,173
    18,772  Halliburton Co.                         598,076
    23,016  Helmerich & Payne, Inc.                 984,624
    51,556  Nabors Industries Ltd. (b)            1,077,520
    27,916  National Oilwell Varco, Inc.          1,500,764
    17,287  Oceaneering International, Inc. (b)   1,069,547
    26,667  Oil States International, Inc. (b)    1,363,217
    16,660  Patterson-UTI Energy, Inc.              323,371
    51,116  Rowan Cos., Inc. (b)                  1,681,716
    14,579  SEACOR Holdings, Inc. (b)             1,381,360
    23,260  Superior Energy Services, Inc. (b)      642,441
    41,619  Unit Corp. (b)                        1,632,713
                                               ------------
                                                 18,216,594
                                               ------------

            METALS & MINING -- 0.6%
     3,498  Walter Energy, Inc.                     307,684
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               64.0%
    15,083  Alpha Natural Resources, Inc. (b)       681,299
    16,321  Anadarko Petroleum Corp.              1,004,884
    15,877  Apache Corp.                          1,603,895
    46,483  Arch Coal, Inc.                       1,143,017
     9,937  Atlas Energy, Inc. (b)                  289,365
    20,619  Cabot Oil & Gas Corp.                   597,539
    41,109  Chesapeake Energy Corp.                 892,065
    19,147  Chevron Corp.                         1,581,734
    41,402  Comstock Resources, Inc. (b)            925,335
    18,764  Concho Resources, Inc. (b)            1,288,524
    27,020  ConocoPhillips                        1,604,988
    17,903  Denbury Resources, Inc. (b)             304,709
    19,179  Devon Energy Corp.                    1,247,019
    22,981  El Paso Corp.                           304,728
    15,068  Exxon Mobil Corp.                     1,001,570
    41,803  Forest Oil Corp. (b)                  1,284,606
    26,247  Hess Corp.                            1,654,348
    43,185  Holly Corp.                           1,413,445
    46,882  Marathon Oil Corp.                    1,667,593
    25,619  Mariner Energy, Inc. (b)                638,425
    25,064  Murphy Oil Corp.                      1,633,170
    16,209  Newfield Exploration Co. (b)            966,381
     3,788  Noble Energy, Inc.                      308,646
    11,891  Occidental Petroleum Corp.              934,989
    38,461  Petrohawk Energy Corp. (b)              654,222
     9,545  Pioneer Natural Resources Co.           666,241



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
    46,552  Plains Exploration & Production
               Co. (b)                         $  1,297,404
    41,194  QEP Resources, Inc.                   1,360,638
    22,578  Quicksilver Resources, Inc. (b)         337,993
    33,140  SM Energy Co.                         1,381,275
    12,615  Spectra Energy Corp.                    299,859
    21,296  Tesoro Corp.                            275,996
    53,175  Valero Energy Corp.                     954,491
    16,250  Whiting Petroleum Corp. (b)           1,632,150
    32,481  Williams (The) Cos., Inc.               698,991
                                               ------------
                                                 34,531,534
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 1.6%
     4,212  First Solar, Inc. (b)                   579,908
    19,756  SunPower Corp., Class A (b)             269,472
                                               ------------
                                                    849,380
                                               ------------
                                                 53,905,192
            TOTAL COMMON STOCKS -- 99.9%
             (Cost $50,484,446)

            MONEY MARKET FUND -- 0.1%
    58,316  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               58,316
              (Cost $58,316)                   ------------

            TOTAL INVESTMENTS -- 100.0%          53,963,508
             (Cost $50,542,762) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (19,471)
                                               ------------
            NET ASSETS -- 100.0%               $ 53,944,037
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,054,030 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $633,284.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $53,905,192      $ --           $ --
Money Market Fund          58,316        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $53,963,508      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)




SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             COMMON STOCKS -- 99.9%
             CAPITAL MARKETS -- 12.5%
     27,715  Affiliated Managers Group, Inc.
                (b)                            $  2,372,681
     57,086  Ameriprise Financial, Inc.           2,950,775
    172,630  Ares Capital Corp.                   2,889,826
      3,056  BlackRock, Inc.                        522,545
     18,015  Eaton Vance Corp.                      518,292
     71,224  Federated Investors, Inc., Class B   1,774,190
     15,167  Franklin Resources, Inc.             1,739,655
     14,940  Goldman Sachs Group (The), Inc.      2,404,593
     13,636  Greenhill & Co., Inc.                1,059,108
     50,910  Invesco Ltd.                         1,170,930
     98,698  Janus Capital Group, Inc.            1,042,251
     47,636  Jefferies Group, Inc.                1,139,929
     46,214  Lazard Ltd., Class A                 1,705,297
     53,484  Legg Mason, Inc.                     1,659,608
     87,572  Morgan Stanley                       2,177,916
     10,842  Northern Trust Corp.                   538,088
     42,668  Raymond James Financial, Inc.        1,204,091
     43,046  State Street Corp.                   1,797,601
     21,591  T. Rowe Price Group, Inc.            1,193,335
     39,495  Waddell & Reed Financial, Inc.,
                Class A                           1,148,120
                                               ------------
                                                 31,008,831
                                               ------------

             COMMERCIAL BANKS -- 8.5%
     36,881  BancorpSouth, Inc.                     486,460
     11,636  Bank of Hawaii Corp.                   502,559
     44,880  BB&T Corp.                           1,050,641
     35,912  BOK Financial Corp.                  1,660,212
     66,185  CIT Group, Inc. (b)                  2,867,796
     28,736  Commerce Bancshares, Inc.            1,058,634
      9,713  Cullen/Frost Bankers, Inc.             509,350
    132,764  East West Bancorp, Inc.              2,340,629
     11,659  First Citizens BancShares, Inc.,
                Class A                           2,177,668
    119,264  Fulton Financial Corp.               1,113,926
     13,194  M&T Bank Corp.                         986,251
     41,636  PNC Financial Services Group,
                Inc.                              2,244,180
     20,247  SunTrust Banks, Inc.                   506,580
     66,737  TCF Financial Corp.                    878,259
     24,192  U.S. Bancorp                           584,963
     40,536  Valley National Bancorp                540,750
     64,499  Wells Fargo & Co.                    1,682,134
                                               ------------
                                                 21,190,992
                                               ------------

             CONSUMER FINANCE -- 3.0%
     25,711  American Express Co.                 1,065,978
     68,314  Capital One Financial Corp.          2,546,063
     97,168  Discover Financial Services          1,715,015
    187,126  SLM Corp. (b)                        2,226,799
                                               ------------
                                                  7,553,855
                                               ------------



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             DIVERSIFIED FINANCIAL SERVICES --
                 5.9%
     82,435  Bank of America Corp.             $    943,056
    134,067  Citigroup, Inc. (b)                    559,059
      6,218  CME Group, Inc.                      1,801,044
     30,386  Interactive Brokers Group, Inc.,
                Class A (b)                         568,826
      5,000  IntercontinentalExchange, Inc. (b)     574,350
     56,773  JPMorgan Chase & Co.                 2,136,368
     22,133  Leucadia National Corp. (b)            562,621
     64,884  Moody's Corp.                        1,755,761
     32,544  MSCI, Inc., Class A (b)              1,166,703
    111,229  NASDAQ OMX Group (The), Inc. (b)     2,338,034
     75,652  NYSE Euronext                        2,317,977
                                               ------------
                                                 14,723,799
                                               ------------

             INSURANCE -- 45.5%
     46,377  ACE Ltd.                             2,755,721
     41,783  Aflac, Inc.                          2,335,252
      8,928  Alleghany Corp. (b)                  2,682,685
     47,745  Allied World Assurance Holdings
                Co. Ltd.                          2,731,491
     34,259  Allstate (The) Corp.                 1,044,557
     88,341  American Financial Group, Inc.       2,701,468
     21,339  American National Insurance Co.      1,673,831
     27,621  Aon Corp.                            1,097,935
     32,238  Arch Capital Group Ltd. (b)          2,785,041
     61,472  Arthur J. Gallagher & Co.            1,731,052
     89,209  Aspen Insurance Holdings Ltd.        2,530,859
     53,108  Assurant, Inc.                       2,099,890
    157,889  Assured Guaranty Ltd.                3,007,785
     82,026  Axis Capital Holdings Ltd.           2,789,704
     13,067  Berkshire Hathaway, Inc.,
                Class B (b)                       1,039,611
     80,289  Brown & Brown, Inc.                  1,789,642
     47,408  Chubb (The) Corp.                    2,750,612
     74,913  Cincinnati Financial Corp.           2,205,439
     96,529  CNA Financial Corp. (b)              2,675,784
     67,891  Endurance Specialty Holdings
                Ltd.                              2,810,687
     48,189  Erie Indemnity Co., Class A          2,755,447
     24,994  Everest Re Group Ltd.                2,106,494
    137,571  Fidelity National Financial,
                Inc., Class A                     1,842,076
     42,785  Genworth Financial, Inc., Class
                A (b)                               485,182
     34,481  Hanover Insurance Group, Inc.        1,560,265
     94,172  Hartford Financial Services
                Group (The), Inc.                 2,258,245
    103,545  HCC Insurance Holdings, Inc.         2,741,872
     90,364  Lincoln National Corp.               2,212,111
     57,037  Loews Corp.                          2,251,821
      3,147  Markel Corp. (b)                     1,054,308


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             COMMON STOCKS (CONTINUED)
             INSURANCE (CONTINUED)
     21,683  Marsh & McLennan Cos., Inc.       $    541,641
     66,111  Mercury General Corp.                2,808,395
     28,112  MetLife, Inc.                        1,133,757
     37,746  Old Republic International Corp.       498,247
    151,250  OneBeacon Insurance Group Ltd.,
                Class A                           2,129,600
     33,693  PartnerRe Ltd.                       2,672,529
     62,541  Principal Financial Group, Inc.      1,678,600
     51,780  Progressive (The) Corp.              1,095,665
     99,315  Protective Life Corp.                2,380,581
     49,867  Prudential Financial, Inc.           2,622,007
     44,763  Reinsurance Group of America,
                Inc.                              2,241,283
     45,043  RenaissanceRe Holdings Ltd.          2,714,291
     71,084  StanCorp Financial Group, Inc.       3,049,504
    206,625  Symetra Financial Corp.              2,283,206
     40,662  Torchmark Corp.                      2,329,119
     53,167  Transatlantic Holdings, Inc.         2,796,584
     51,848  Travelers (The) Cos., Inc.           2,862,010
    110,765  Unitrin, Inc.                        2,691,589
     97,586  Unum Group                           2,187,878
    102,482  Validus Holdings Ltd.                2,906,390
     79,851  W. R. Berkley Corp.                  2,197,500
      1,459  Wesco Financial Corp.                  530,201
      5,265  White Mountains Insurance Group
                Ltd.                              1,680,588
     24,152  XL Group PLC                           510,815
                                               ------------
                                                113,048,847
                                               ------------

             IT SERVICES -- 5.5%
     24,846  Alliance Data Systems Corp. (b)      1,508,649
     94,498  Broadridge Financial Solutions,
                Inc.                              2,078,956
     84,607  CoreLogic, Inc.                      1,486,545
     39,832  Fidelity National Information
                Services, Inc.                    1,079,447
     30,113  Fiserv, Inc. (b)                     1,641,761
     25,203  Global Payments, Inc.                  981,909
     15,721  Lender Processing Services, Inc.       453,394
      2,320  MasterCard, Inc., Class A              556,939
    177,280  Total System Services, Inc.          2,767,341
     61,161  Western Union Co.                    1,076,433
                                               ------------
                                                 13,631,374
                                               ------------

             MEDIA -- 0.2%
     13,917  Thomson Reuters Corp.                  532,325
                                               ------------

             PROFESSIONAL SERVICES -- 1.8%
      7,038  Dun & Bradstreet (The) Corp.           523,698
     51,965  Equifax, Inc.                        1,721,600
     31,791  IHS, Inc., Class A (b)               2,296,582
                                               ------------
                                                  4,541,880
                                               ------------



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             REAL ESTATE INVESTMENT TRUSTS --
                11.6%
     19,762  AMB Property Corp.                $    557,091
    122,791  Annaly Capital Management, Inc.      2,174,629
     75,805  Apartment Investment &
                Management Co., Class A           1,767,015
     42,689  Brandywine Realty Trust                510,987
    683,935  Chimera Investment Corp.             2,804,134
     42,220  CommonWealth REIT                    1,074,499
     35,037  Digital Realty Trust, Inc.           2,092,760
     34,072  Equity Residential                   1,656,921
     14,814  Essex Property Trust, Inc.           1,673,390
     19,856  Federal Realty Investment Trust      1,627,795
    103,904  General Growth Properties, Inc.      1,745,587
     48,400  Hospitality Properties Trust         1,104,004
     27,640  Piedmont Office Realty Trust,
                Inc., Class A                       521,567
      5,392  Public Storage                         534,994
     32,332  Rayonier, Inc.                       1,687,730
     22,237  Senior Housing Properties Trust        531,242
     17,470  Simon Property Group, Inc.           1,677,469
      8,263  SL Green Realty Corp.                  543,044
     51,157  UDR, Inc.                            1,150,009
     20,959  Ventas, Inc.                         1,122,564
     25,276  Vornado Realty Trust                 2,208,870
                                               ------------
                                                 28,766,301
                                               ------------

             REAL ESTATE MANAGEMENT &
                DEVELOPMENT -- 2.8%
    147,780  CB Richard Ellis Group, Inc.,
                Class A (b)                       2,711,763
    126,339  Forest City Enterprises, Inc.,
                Class A (b)                       1,843,286
     31,300  Jones Lang LaSalle, Inc.             2,443,278
                                               ------------
                                                  6,998,327
                                               ------------

             SOFTWARE -- 0.7%
     19,974  FactSet Research Systems, Inc.       1,753,318
                                               ------------

             THRIFTS & MORTGAGE FINANCE --
                1.9%
     44,885  First Niagara Financial Group,
                Inc.                                531,887
    132,206  Hudson City Bancorp, Inc.            1,540,200
     66,507  New York Community Bancorp, Inc.     1,125,964
     39,936  People's United Financial, Inc.        491,612
     70,823  Washington Federal, Inc.             1,064,470
                                               ------------
                                                  4,754,133
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             TOTAL COMMON STOCKS -- 99.9%      $248,503,982
              (Cost $238,127,521)

             MONEY MARKET FUND -- 0.1%
    302,045  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.05% (c)                             302,045
                (Cost $302,045)                ------------

             TOTAL INVESTMENTS -- 100.0%        248,806,027
              (Cost $238,429,566) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- 0.0%                   (66,854)
                                               ------------
             NET ASSETS -- 100.0%              $248,739,173
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,754,746 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,378,285.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*       $248,503,982      $ --           $ --
Money Market Fund         302,045        --             --
                    -----------------------------------------
TOTAL INVESTMENTS    $248,806,027      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            BIOTECHNOLOGY -- 15.2%
    18,069  Alexion Pharmaceuticals, Inc. (b)  $  1,234,113
    16,881  Amgen, Inc. (b)                         965,424
    16,577  Biogen Idec, Inc. (b)                 1,039,544
    10,406  BioMarin Pharmaceutical, Inc. (b)       272,221
    18,624  Cephalon, Inc. (b)                    1,237,379
    28,240  Dendreon Corp. (b)                    1,030,760
     9,857  Genzyme Corp. (b)                       710,985
     7,807  Human Genome Sciences, Inc. (b)         209,852
    33,954  Regeneron Pharmaceuticals, Inc. (b)     885,520
     8,305  United Therapeutics Corp. (b)           498,300
                                               ------------
                                                  8,084,098
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               24.0%
     2,789  Alcon, Inc.                             467,771
    22,559  Alere, Inc. (b)                         666,618
     4,875  Baxter International, Inc.              248,137
    14,301  Beckman Coulter, Inc.                   761,385
    18,726  CareFusion Corp. (b)                    452,046
    25,160  Cooper (The) Cos., Inc.               1,241,394
    17,344  Edwards Lifesciences Corp. (b)        1,108,455
     4,799  Gen-Probe, Inc. (b)                     232,416
    32,402  Hill-Rom Holdings, Inc.               1,255,578
    14,527  Hologic, Inc. (b)                       232,723
     4,080  Hospira, Inc. (b)                       242,678
     3,768  IDEXX Laboratories, Inc. (b)            225,929
    31,791  Kinetic Concepts, Inc. (b)            1,209,012
    34,631  Medtronic, Inc.                       1,219,358
    14,178  ResMed, Inc. (b)                        451,853
    12,289  Teleflex, Inc.                          685,112
     6,289  Thoratec Corp. (b)                      205,273
    15,377  Varian Medical Systems, Inc. (b)        972,134
    17,778  Zimmer Holdings, Inc. (b)               843,388
                                               ------------
                                                 12,721,260
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               32.8%
    36,789  Aetna, Inc.                           1,098,520
    30,343  AmerisourceBergen Corp.                 995,857
    14,260  Brookdale Senior Living, Inc. (b)       267,803
    14,079  Cardinal Health, Inc.                   488,401
    19,501  CIGNA Corp.                             686,240
    30,040  Community Health Systems, Inc. (b)      903,603
    54,013  Coventry Health Care, Inc. (b)        1,264,984
    13,477  DaVita, Inc. (b)                        966,975
     8,735  Emergency Medical Services Corp.,
               Class A (b)                          475,009
    14,327  Express Scripts, Inc. (b)               695,146
    30,363  Health Management Associates,
               Inc., Class A (b)                    243,208
     7,941  Henry Schein, Inc. (b)                  445,887
    23,147  Humana, Inc. (b)                      1,349,239



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
     2,965  Laboratory Corp. of America
               Holdings (b)                    $    241,114

    33,169  LifePoint Hospitals, Inc. (b)         1,125,092
     7,529  McKesson Corp.                          496,763
    13,091  MEDNAX, Inc. (b)                        775,118
    38,958  Omnicare, Inc.                          939,667
    13,825  Quest Diagnostics, Inc.                 679,361
    49,276  Tenet Healthcare Corp. (b)              214,843
    33,122  UnitedHealth Group, Inc.              1,194,048
    17,955  Universal Health Services, Inc.,
               Class B                              741,003
    20,532  WellPoint, Inc. (b)                   1,115,709
                                               ------------
                                                 17,403,590
                                               ------------

            HEALTH CARE TECHNOLOGY -- 2.3%
    12,592  Allscripts Healthcare Solutions,
               Inc. (b)                             240,381
    25,509  SXC Health Solutions Corp. (b)          993,831
                                               ------------
                                                  1,234,212
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               1.4%
    13,991  WebMD Health Corp. (b)                  731,449
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               6.4%
     7,709  Bio-Rad Laboratories, Inc.,
               Class A (b)                          698,590
    14,032  Charles River Laboratories
               International, Inc. (b)              459,829
    14,182  Illumina, Inc. (b)                      770,224
     4,981  Life Technologies Corp. (b)             249,946
    20,102  PerkinElmer, Inc.                       471,392
    14,573  Thermo Fisher Scientific, Inc. (b)      749,344
                                               ------------
                                                  3,399,325
                                               ------------

            PHARMACEUTICALS -- 17.8%
     8,904  Abbott Laboratories                     456,953
     6,992  Allergan, Inc.                          506,291
    17,158  Bristol-Myers Squibb Co.                461,550
    25,468  Eli Lilly & Co.                         896,474
    27,988  Endo Pharmaceuticals Holdings,
               Inc. (b)                           1,028,279
    15,039  Forest Laboratories, Inc. (b)           497,039
    11,261  Johnson & Johnson                       716,988
    93,406  King Pharmaceuticals, Inc. (b)        1,320,761
    31,592  Merck & Co., Inc.                     1,146,158
    12,365  Mylan, Inc. (b)                         251,257
    14,487  Perrigo Co.                             954,403
    40,638  Pfizer, Inc.                            707,101


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            PHARMACEUTICALS (CONTINUED)
    10,994  Watson Pharmaceuticals, Inc. (b)   $    512,870
                                               ------------
                                                  9,456,124
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         53,030,058
             (Cost $49,319,745)

            MONEY MARKET FUND -- 0.2%
    82,062  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               82,062
               (Cost $82,062)                  ------------


            TOTAL INVESTMENTS -- 100.1%          53,112,120
             (Cost $49,401,807) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (58,669)
                                               ------------
            NET ASSETS -- 100.0%               $ 53,053,451
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,528,354 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $818,041.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $53,030,058      $ --           $ --
Money Market Fund          82,062        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $53,112,120      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 12.2%
     4,446  Alliant Techsystems, Inc.          $    338,963
     1,679  Boeing (The) Co.                        118,604
     7,117  General Dynamics Corp.                  484,810
     3,031  Goodrich Corp.                          248,754
     2,543  Honeywell International, Inc.           119,801
     4,773  ITT Corp.                               225,238
     7,731  L-3 Communications Holdings, Inc.       558,101
     1,568  Lockheed Martin Corp.                   111,783
     9,216  Northrop Grumman Corp.                  582,543
     9,779  Raytheon Co.                            450,616
    22,429  Spirit AeroSystems Holdings, Inc.,
               Class A (b)                          485,364
     7,204  TransDigm Group, Inc. (b)               477,409
                                               ------------
                                                  4,201,986
                                               ------------

            AIR FREIGHT & LOGISTICS -- 7.0%
     7,991  C.H. Robinson Worldwide, Inc.           563,206
    12,086  Expeditors International of
               Washington, Inc.                     596,565
     3,921  FedEx Corp.                             343,950
     3,351  United Parcel Service, Inc., Class B    225,656
    34,748  UTI Worldwide, Inc.                     667,857
                                               ------------
                                                  2,397,234
                                               ------------

            AIRLINES -- 4.7%
     4,146  Copa Holdings SA, Class A               210,326
    19,201  Delta Air Lines, Inc. (b)               266,702
    34,201  Southwest Airlines Co.                  470,606
    23,646  United Continental Holdings, Inc.
               (b)                                  686,680
                                               ------------
                                                  1,634,314
                                               ------------

            CHEMICALS -- 1.5%
    17,731  Nalco Holding Co.                       499,660
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               7.6%
     6,021  Avery Dennison Corp.                    218,863
     8,113  Cintas Corp.                            222,864
    18,112  Corrections Corp. of America (b)        464,935
     7,095  Covanta Holding Corp.                   111,959
    13,178  R.R. Donnelley & Sons Co.               243,134
     7,330  Republic Services, Inc.                 218,507
     4,825  Stericycle, Inc. (b)                    346,146
    14,089  Waste Connections, Inc.                 573,986
     6,254  Waste Management, Inc.                  223,393
                                               ------------
                                                  2,623,787
                                               ------------

            COMPUTERS & PERIPHERALS -- 0.8%
     7,514  Lexmark International, Inc.,
               Class A (b)                          285,757
                                               ------------

            CONSTRUCTION & ENGINEERING -- 7.1%
    18,426  Aecom Technology Corp. (b)              488,105



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            CONSTRUCTION & ENGINEERING
               (CONTINUED)
    18,282  Chicago Bridge & Iron Co. N.V. (b) $    460,889
     4,512  Fluor Corp.                             217,433
     2,888  Jacobs Engineering Group, Inc. (b)      111,506
    13,606  KBR, Inc.                               345,593
    11,714  Quanta Services, Inc. (b)               230,297
    14,712  URS Corp. (b)                           572,738
                                               ------------
                                                  2,426,561
                                               ------------

            ELECTRICAL EQUIPMENT -- 6.1%
     7,018  AMETEK, Inc.                            379,323
     4,244  Emerson Electric Co.                    232,996
     4,404  Hubbell, Inc., Class B                  237,904
     5,712  Regal-Beloit Corp.                      329,640
     5,431  Rockwell Automation, Inc.               338,731
     3,429  Roper Industries, Inc.                  238,075
     8,173  Thomas & Betts Corp. (b)                355,934
                                               ------------
                                                  2,112,603
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.4%
     3,349  Agilent Technologies, Inc. (b)          116,545
    12,757  Trimble Navigation Ltd. (b)             457,211
    35,795  Vishay Precision Group, Inc. (b)        608,515
                                               ------------
                                                  1,182,271
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 3.4%
    37,805  McDermott International, Inc. (b)       583,331
    12,469  Tidewater, Inc.                         575,195
                                               ------------
                                                  1,158,526
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 4.2%
     1,289  3M Co.                                  108,559
    14,925  Carlisle Cos., Inc.                     523,420
    13,754  General Electric Co.                    220,339
     5,435  Textron, Inc.                           113,157
    12,170  Tyco International Ltd.                 465,868
                                               ------------
                                                  1,431,343
                                               ------------

            IT SERVICES -- 1.2%
    10,694  Convergys Corp. (b)                     121,056
    18,909  Genpact Ltd. (b)                        300,653
                                               ------------
                                                    421,709
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
     2,694  Mettler-Toledo International, Inc.
               (b)                                  351,729
                                               ------------

            MACHINERY -- 26.6%
     8,057  Bucyrus International, Inc.             549,165
     5,681  Caterpillar, Inc.                       446,527
    15,250  CNH Global N.V. (b)                     605,272
     2,945  Crane Co.                               112,676


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
     6,169  Cummins, Inc.                      $    543,489
     2,752  Danaher Corp.                           119,327
     8,007  Deere & Co.                             614,938
     2,371  Donaldson Co., Inc.                     115,515
     8,562  Dover Corp.                             454,642
     5,419  Eaton Corp.                             481,370
     1,021  Flowserve Corp.                         102,100
     8,327  Gardner Denver, Inc.                    481,467
    22,732  Harsco Corp.                            526,928
     9,441  IDEX Corp.                              340,631
     3,129  Ingersoll-Rand PLC                      123,001
     6,357  Joy Global, Inc.                        451,029
    10,839  Kennametal, Inc.                        370,043
     1,933  Lincoln Electric Holdings, Inc.         115,516
    27,684  Manitowoc (The) Co., Inc.               308,400
     4,642  PACCAR, Inc.                            237,949
     5,367  Pall Corp.                              229,010
     6,380  Parker Hannifin Corp.                   488,389
     3,323  Pentair, Inc.                           108,762
     9,937  Toro (The) Co.                          564,024
    15,054  Trinity Industries, Inc.                342,177
     7,015  Wabtec Corp.                            328,583
                                               ------------
                                                  9,160,930
                                               ------------

            MARINE -- 1.0%
     8,369  Kirby Corp. (b)                         359,783
                                               ------------

            OFFICE ELECTRONICS -- 2.1%
    21,594  Xerox Corp.                             252,650
    13,288  Zebra Technologies Corp., Class A
               (b)                                  475,444
                                               ------------
                                                    728,094
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 0.7%
     7,862  Frontline Ltd.                          226,033
                                               ------------

            PROFESSIONAL SERVICES -- 2.7%
     9,664  FTI Consulting, Inc. (b)                342,685
    11,361  Towers Watson & Co., Class A            584,183
                                               ------------
                                                    926,868
                                               ------------

            ROAD & RAIL -- 3.5%
     3,606  Con-way, Inc.                           119,034
     2,020  CSX Corp.                               124,129
     2,987  Kansas City Southern (b)                130,891
     1,878  Norfolk Southern Corp.                  115,478
     7,839  Ryder System, Inc.                      342,956
     4,098  Union Pacific Corp.                     359,313
                                               ------------
                                                  1,191,801
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               3.1%
    15,246  GATX Corp.                              482,688



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            TRADING COMPANIES & DISTRIBUTORS
               (CONTINUED)
     4,691  W.W. Grainger, Inc.                $    581,825
                                               ------------
                                                  1,064,513
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         34,385,502
             (Cost $30,798,020)

            MONEY MARKET FUND -- 0.2%
    51,724  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               51,724
               (Cost $51,724)                  ------------

            TOTAL INVESTMENTS -- 100.1%          34,437,226
             (Cost $30,849,744) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (32,618)
                                               ------------
            NET ASSETS -- 100.0%               $ 34,404,608
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,859,164 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $271,682.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $34,385,502      $ --           $ --
Money Market Fund          51,724        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $34,437,226      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             COMMON STOCKS -- 100.1%
             AEROSPACE & DEFENSE -- 0.6%
     13,760  Precision Castparts Corp.         $  1,879,341
                                               ------------

             BUILDING PRODUCTS -- 5.7%
    168,909  Armstrong World Industries, Inc.
                (b)                               7,051,951
    376,153  Owens Corning, Inc. (b)             10,171,177
                                               ------------
                                                 17,223,128
                                               ------------

             CHEMICALS -- 42.2%
     42,326  Air Products and Chemicals, Inc.     3,596,440
     51,587  Airgas, Inc.                         3,659,066
    149,792  Albemarle Corp.                      7,509,073
    197,685  Ashland, Inc.                       10,206,476
    177,599  Cabot Corp.                          6,041,918
    218,431  Celanese Corp., Class A              7,787,065
     18,368  CF Industries Holdings, Inc.         2,250,631
     31,090  Cytec Industries, Inc.               1,539,577
    210,649  Dow Chemical (The) Co.               6,494,309
    216,081  E.I. du Pont de Nemours & Co.       10,216,310
    130,277  Eastman Chemical Co.                10,235,864
     69,101  Ecolab, Inc.                         3,408,061
     84,559  FMC Corp.                            6,181,263
    119,228  International Flavors &
                Fragrances, Inc.                  5,980,476
     90,982  Lubrizol (The) Corp.                 9,324,745
     96,316  PPG Industries, Inc.                 7,387,437
     19,411  Praxair, Inc.                        1,773,001
     87,991  RPM International, Inc.              1,822,294
    186,385  Scotts Miracle-Gro (The) Co.,
                Class A                           9,952,959
     46,668  Sherwin-Williams (The) Co.           3,405,364
     95,800  Sigma-Aldrich Corp.                  6,075,636
    110,071  Valspar (The) Corp.                  3,533,279
                                               ------------
                                                128,381,244
                                               ------------

             CONTAINERS & PACKAGING -- 15.9%
     76,761  AptarGroup, Inc.                     3,445,034
    119,159  Ball Corp.                           7,669,073
     55,205  Bemis Co., Inc.                      1,753,311
    122,330  Crown Holdings, Inc. (b)             3,937,803
     98,309  Greif, Inc., Class A                 5,774,671
    302,627  Packaging Corp. of America           7,393,177
    212,597  Pactiv Corp. (b)                     7,053,968
    257,325  Sealed Air Corp.                     5,957,074
    104,828  Sonoco Products Co.                  3,511,738
     93,955  Temple-Inland, Inc.                  1,946,747
                                               ------------
                                                 48,442,596
                                               ------------

             ELECTRICAL EQUIPMENT -- 0.6%
     64,641  General Cable Corp. (b)              1,806,069
                                               ------------

             MACHINERY -- 3.4%
    251,344  Timken (The) Co.                    10,410,668
                                               ------------



SHARES       DESCRIPTION                             VALUE
-------------------------------------------------------------

             METALS & MINING -- 22.2%
    418,876  AK Steel Holding Corp.            $  5,273,649
    144,752  Alcoa, Inc.                          1,900,594
    109,702  Cliffs Natural Resources, Inc.       7,152,570
    112,900  Freeport-McMoRan Copper & Gold,
                Inc.                             10,689,372
     92,100  Newmont Mining Corp.                 5,606,127
    232,146  Reliance Steel & Aluminum Co.        9,715,310
     35,182  Royal Gold, Inc.                     1,741,861
    119,818  Schnitzer Steel Industries,
                Inc., Class A                     6,193,392
    199,649  Southern Copper Corp.                8,544,977
    496,940  Steel Dynamics, Inc.                 7,215,569
    175,636  Titanium Metals Corp. (b)            3,453,004
                                               ------------
                                                 67,486,425
                                               ------------

             PAPER & FOREST PRODUCTS -- 7.7%
    149,285  Domtar Corp.                        11,847,258
    161,198  International Paper Co.              4,075,085
    287,598  MeadWestvaco Corp.                   7,399,897
                                               ------------
                                                 23,322,240
                                               ------------

             REAL ESTATE INVESTMENT TRUSTS --
                1.2%
    222,440  Weyerhaeuser Co.                     3,607,977
                                               ------------

             TRADING COMPANIES & DISTRIBUTORS
                -- 0.6%
     32,964  Fastenal Co.                         1,696,987
                                               ------------

             TOTAL COMMON STOCKS -- 100.1%      304,256,675
              (Cost $282,485,553)

             MONEY MARKET FUND -- 0.0%
    120,434  Morgan Stanley Institutional
              Treasury Money Market Fund -
              0.05% (c)                             120,434
                (Cost $120,434)                ------------

             TOTAL INVESTMENTS -- 100.1%        304,377,109
              (Cost $282,605,987) (d)
             NET OTHER ASSETS AND
              LIABILITIES -- (0.1)%                (178,004)
                                               ------------
             NET ASSETS -- 100.0%              $304,199,105
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)




(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $22,523,707 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $752,585.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*       $304,256,675      $ --           $ --
Money Market Fund         120,434        --             --
                    -----------------------------------------
TOTAL INVESTMENTS    $304,377,109      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            COMMUNICATIONS EQUIPMENT -- 9.7%
   162,278  Brocade Communications Systems,
               Inc. (b)                        $  1,025,597
    40,575  Ciena Corp. (b)                         563,587
    26,611  CommScope, Inc. (b)                     842,504
    82,780  EchoStar Corp., Class A (b)           1,754,936
    15,214  F5 Networks, Inc. (b)                 1,790,688
     7,134  Harris Corp.                            322,386
    76,484  JDS Uniphase Corp. (b)                  803,847
    10,406  Juniper Networks, Inc. (b)              337,050
   127,209  Tellabs, Inc.                           867,565
                                               ------------
                                                  8,308,160
                                               ------------

            COMPUTERS & PERIPHERALS -- 9.8%
     4,457  Apple, Inc. (b)                       1,340,978
    31,104  EMC Corp. (b)                           653,495
    23,177  NCR Corp. (b)                           317,988
    31,725  NetApp, Inc. (b)                      1,689,356
    17,235  SanDisk Corp. (b)                       647,691
   134,077  Seagate Technology (b)                1,964,228
    55,640  Western Digital Corp. (b)             1,781,593
                                               ------------
                                                  8,395,329
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 13.4%
    19,350  Amphenol Corp., Class A                 970,016
    35,457  Arrow Electronics, Inc. (b)           1,049,882
    46,782  Avnet, Inc. (b)                       1,393,168
    91,429  AVX Corp.                             1,311,092
    86,407  Corning, Inc.                         1,579,520
    74,947  Ingram Micro, Inc., Class A (b)       1,323,564
    21,924  Jabil Circuit, Inc.                     336,314
    15,096  Molex, Inc.                             306,449
    31,352  Tech Data Corp. (b)                   1,347,822
   163,174  Vishay Intertechnology, Inc. (b)      1,843,866
                                               ------------
                                                 11,461,693
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               5.4%
    25,181  Akamai Technologies, Inc. (b)         1,301,102
     6,170  Equinix, Inc. (b)                       519,761
    48,102  IAC/InterActiveCorp (b)               1,342,046
    29,855  VeriSign, Inc. (b)                    1,037,461
    22,291  Yahoo!, Inc. (b)                        368,025
                                               ------------
                                                  4,568,395
                                               ------------

            IT SERVICES -- 9.2%
    22,042  Amdocs Ltd. (b)                         676,249
    24,501  Cognizant Technology Solutions
               Corp., Class A (b)                 1,597,220
    34,335  Computer Sciences Corp.               1,684,132
    14,094  DST Systems, Inc.                       609,847
    42,916  Gartner, Inc. (b)                     1,360,008



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            IT SERVICES (CONTINUED)
     2,352  International Business Machines
               Corp.                           $    337,747
    12,708  NeuStar, Inc., Class A (b)              327,993
    32,766  Teradata Corp. (b)                    1,289,670
                                               ------------
                                                  7,882,866
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 27.7%
   177,723  Advanced Micro Devices, Inc. (b)      1,302,710
    41,895  Altera Corp.                          1,307,543
    20,131  Analog Devices, Inc.                    677,811
   198,429  Atmel Corp. (b)                       1,758,081
    28,069  Avago Technologies Ltd. (b)             692,743
     8,922  Broadcom Corp., Class A                 363,482
    75,337  Cypress Semiconductor Corp. (b)       1,062,252
   168,030  Fairchild Semiconductor
               International, Inc. (b)            1,893,698
    82,133  Intel Corp.                           1,648,409
    59,914  International Rectifier Corp. (b)     1,391,802
    17,935  KLA-Tencor Corp.                        640,638
    22,640  Lam Research Corp. (b)                1,036,686
    10,282  Linear Technology Corp.                 331,389
   138,548  LSI Corp. (b)                           725,992
    20,091  Microchip Technology, Inc.              646,528
   219,066  Micron Technology, Inc. (b)           1,811,676
    24,740  National Semiconductor Corp.            338,938
    23,769  Novellus Systems, Inc. (b)              694,292
   128,758  PMC-Sierra, Inc. (b)                    990,149
    15,154  Rambus, Inc. (b)                        299,595
    76,376  Skyworks Solutions, Inc. (b)          1,749,774
    85,073  Teradyne, Inc. (b)                      956,220
    34,917  Texas Instruments, Inc.               1,032,496
    11,873  Xilinx, Inc.                            318,315
                                               ------------
                                                 23,671,219
                                               ------------

            SOFTWARE -- 21.5%
     9,882  Autodesk, Inc. (b)                      357,531
     7,805  BMC Software, Inc. (b)                  354,815
    14,957  CA, Inc.                                347,152
    82,800  Cadence Design Systems, Inc. (b)        701,316
    18,518  Citrix Systems, Inc. (b)              1,186,448
    37,037  Compuware Corp. (b)                     370,740
    41,123  Informatica Corp. (b)                 1,673,295
    28,842  Intuit, Inc. (b)                      1,384,416
    20,050  McAfee, Inc. (b)                        948,365
    22,384  MICROS Systems, Inc. (b)              1,016,010
    25,794  Microsoft Corp.                         687,152
    35,298  Oracle Corp.                          1,037,761
    30,820  Red Hat, Inc. (b)                     1,302,453
    25,069  Rovi Corp. (b)                        1,269,745
    14,128  Salesforce.com, Inc. (b)              1,639,837
    28,611  Solera Holdings, Inc.                 1,374,759
    41,646  Symantec Corp. (b)                      673,832


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    25,507  Synopsys, Inc. (b)                 $    652,469
    18,597  VMware, Inc., Class A (b)             1,421,927
                                               ------------
                                                 18,400,023
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 3.3%
    18,484  American Tower Corp., Class A (b)       953,959
    21,462  Crown Castle International Corp.
               (b)                                  925,442
    23,516  SBA Communications Corp., Class A
               (b)                                  923,238
                                               ------------
                                                  2,802,639
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        85,490,324
             (Cost $75,629,503)

            MONEY MARKET FUND -- 0.1%
    71,159  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               71,159
              (Cost $71,159)                   ------------

            TOTAL INVESTMENTS -- 100.1%           85,561,483
             (Cost $75,700,662) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (86,840)
                                               ------------
            NET ASSETS -- 100.0%               $ 85,474,643
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,182,304 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $321,483.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $85,490,324      $ --           $ --
Money Market Fund          71,159        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $85,561,483      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 7.1%
    34,866  AT&T, Inc.                         $    993,681
    34,745  CenturyLink, Inc.                     1,437,748
    40,566  Windstream Corp.                        513,566
                                               ------------
                                                  2,944,995
                                               ------------

            ELECTRIC UTILITIES -- 29.7%
    40,666  Allegheny Energy, Inc.                  943,451
    20,643  American Electric Power Co., Inc.       772,874
     9,540  DPL, Inc.                               248,994
    39,869  Edison International                  1,471,166
     9,774  Entergy Corp.                           728,456
    11,711  Exelon Corp.                            478,043
    25,872  FirstEnergy Corp.                       939,671
    72,542  Great Plains Energy, Inc.             1,380,474
     4,006  ITC Holdings Corp.                      250,816
    13,751  NextEra Energy, Inc.                    756,855
     8,430  Northeast Utilities                     263,690
    75,828  NV Energy, Inc.                       1,035,811
    40,206  Pepco Holdings, Inc.                    774,368
    18,120  Pinnacle West Capital Corp.             745,819
    11,224  Progress Energy, Inc.                   505,080
    41,153  Westar Energy, Inc.                   1,041,171
                                               ------------
                                                 12,336,739
                                               ------------

            GAS UTILITIES -- 8.1%
     6,498  AGL Resources, Inc.                     255,111
    34,089  Atmos Energy Corp.                    1,003,921
    29,989  Energen Corp.                         1,338,709
    14,221  Questar Corp.                           241,330
    17,428  UGI Corp.                               524,409
                                               ------------
                                                  3,363,480
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 10.1%
    43,926  AES (The) Corp. (b)                     524,476
    42,527  Constellation Energy Group, Inc.      1,286,017
   100,115  Mirant Corp. (b)                      1,062,220
    65,853  NRG Energy, Inc. (b)                  1,311,133
                                               ------------
                                                  4,183,846
                                               ------------

            MULTI-UTILITIES -- 26.0%
    48,278  Ameren Corp.                          1,399,096
    15,859  CenterPoint Energy, Inc.                262,625
    27,666  CMS Energy Corp.                        508,501
    10,341  Consolidated Edison, Inc.               514,155
    17,130  Dominion Resources, Inc.                744,470
    21,711  DTE Energy Co.                        1,015,206
     4,788  Integrys Energy Group, Inc.             254,674
    49,981  MDU Resources Group, Inc.               996,121
    57,308  NiSource, Inc.                          992,002
     6,334  NSTAR                                   264,191
     6,254  OGE Energy Corp.                        276,177
    10,976  PG&E Corp.                              524,872



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
    22,606  Public Service Enterprise Group,
               Inc.                            $    731,304
     6,182  SCANA Corp.                             252,473
     9,268  Sempra Energy                           495,653
    14,392  TECO Energy, Inc.                       253,155
    28,909  Vectren Corp.                           791,528
    21,706  Xcel Energy, Inc.                       517,905
                                               ------------
                                                 10,794,108
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.9%
    31,081  Southern Union Co.                      781,066
                                               ------------

            WATER UTILITIES -- 1.2%
    21,426  American Water Works Co., Inc.          511,653
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 15.8%
    60,554  Leap Wireless International, Inc.
               (b)                                  690,921

   131,077  MetroPCS Communications, Inc. (b)     1,364,512
    33,359  NII Holdings, Inc. (b)                1,394,740
   161,524  Sprint Nextel Corp. (b)                 665,479
    41,802  Telephone and Data Systems, Inc.      1,455,964
    21,690  United States Cellular Corp. (b)      1,007,717
                                               ------------
                                                  6,579,333
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         41,495,220
             (Cost $39,823,825)

            MONEY MARKET FUND -- 0.1%
    33,218  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               33,218
               (Cost $33,218)                  ------------

            TOTAL INVESTMENTS -- 100.0%          41,528,438
             (Cost $39,857,043) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (3,737)
                                               ------------
            NET ASSETS -- 100.0%               $ 41,524,701
                                               ------------


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,341,552 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $670,157.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $41,495,220      $ --           $ --
Money Market Fund          33,218        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $41,528,438      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 2.3%
     2,669  Boeing (The) Co.                   $    188,538
     5,669  General Dynamics Corp.                  386,172
     2,412  Goodrich Corp.                          197,953
     2,021  Honeywell International, Inc.            95,209
     6,157  L-3 Communications Holdings, Inc.       444,474
     2,494  Lockheed Martin Corp.                   177,797
     7,342  Northrop Grumman Corp.                  464,088
       702  Precision Castparts Corp.                95,879
     7,783  Raytheon Co.                            358,641
                                               ------------
                                                  2,408,751
                                               ------------

            AIR FREIGHT & LOGISTICS -- 1.4%
     6,370  C.H. Robinson Worldwide, Inc.           448,958
     9,621  Expeditors International of
               Washington, Inc.                     474,892
     4,163  FedEx Corp.                             365,178
     2,664  United Parcel Service, Inc.,
               Class B                              179,394
                                               ------------
                                                  1,468,422
                                               ------------

            AUTO COMPONENTS -- 0.1%
     8,272  Goodyear Tire & Rubber (The) Co.
               (b)                                   84,540
                                               ------------

            AUTOMOBILES -- 0.7%
    36,346  Ford Motor Co. (b)                      513,569
     6,255  Harley-Davidson, Inc.                   191,903
                                               ------------
                                                    705,472
                                               ------------

            BEVERAGES -- 1.0%
     1,521  Coca-Cola (The) Co.                      93,268
    14,348  Coca-Cola Enterprises, Inc.             344,495
     2,501  Dr. Pepper Snapple Group, Inc.           91,412
     9,426  Molson Coors Brewing Co., Class B       445,190
     1,343  PepsiCo, Inc.                            87,698
                                               ------------
                                                  1,062,063
                                               ------------

            BIOTECHNOLOGY -- 1.1%
     6,462  Amgen, Inc. (b)                         369,562
     1,588  Biogen Idec, Inc. (b)                    99,583
     5,697  Cephalon, Inc. (b)                      378,509
     3,769  Genzyme Corp. (b)                       271,858
                                               ------------
                                                  1,119,512
                                               ------------

            CAPITAL MARKETS -- 1.7%
     9,407  Ameriprise Financial, Inc.              486,248
       827  Franklin Resources, Inc.                 94,857
     2,465  Goldman Sachs Group (The), Inc.         396,742
     4,186  Invesco Ltd.                             96,278
     5,867  Legg Mason, Inc.                        182,053
    14,419  Morgan Stanley                          358,600



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
     2,369  State Street Corp.                 $     98,929
                                               ------------
                                                  1,713,707
                                               ------------

            CHEMICALS -- 2.9%
     2,151  Air Products and Chemicals, Inc.        182,770
     1,305  Airgas, Inc.                             92,564
       936  CF Industries Holdings, Inc.            114,688
     9,728  Dow Chemical (The) Co.                  299,914
     9,976  E.I. du Pont de Nemours & Co.           471,665
     1,202  Eastman Chemical Co.                     94,441
     3,510  Ecolab, Inc.                            173,113
     3,905  FMC Corp.                               285,456
     7,340  International Flavors &
               Fragrances, Inc.                     368,174
     4,888  PPG Industries, Inc.                    374,910
       982  Praxair, Inc.                            89,696
     2,374  Sherwin-Williams (The) Co.              173,231
     4,418  Sigma-Aldrich Corp.                     280,190
                                               ------------
                                                  3,000,812
                                               ------------

            COMMERCIAL BANKS -- 0.6%
     1,093  M&T Bank Corp.                           81,702
     6,861  PNC Financial Services Group,
               Inc.                                 369,808
     7,088  Wells Fargo & Co.                       184,855
                                               ------------
                                                    636,365
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
     4,796  Avery Dennison Corp.                    174,334
     6,463  Cintas Corp.                            177,539
     3,986  Iron Mountain, Inc.                      86,855
    15,744  R.R. Donnelley & Sons Co.               290,477
     5,838  Republic Services, Inc.                 174,031
     3,842  Stericycle, Inc. (b)                    275,625
     4,977  Waste Management, Inc.                  177,778
                                               ------------
                                                  1,356,639
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.1%
     8,031  Harris Corp.                            362,921
    28,728  JDS Uniphase Corp. (b)                  301,931
     5,860  Juniper Networks, Inc. (b)              189,806
    47,776  Tellabs, Inc.                           325,832
                                               ------------
                                                  1,180,490
                                               ------------

            COMPUTERS & PERIPHERALS -- 2.2%
     1,573  Apple, Inc. (b)                         473,268
    13,141  EMC Corp. (b)                           276,092
     8,464  Hewlett-Packard Co.                     355,996
     5,986  Lexmark International, Inc.,
               Class A (b)                          227,648
     8,940  NetApp, Inc. (b)                        476,055


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMPUTERS & PERIPHERALS
               (CONTINUED)
    12,143  SanDisk Corp. (b)                  $    456,334
                                               ------------
                                                  2,265,393
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.4%
     3,594  Fluor Corp.                             173,195
     2,303  Jacobs Engineering Group, Inc. b)        88,919
     9,333  Quanta Services, Inc. (b)               183,486
                                               ------------
                                                    445,600
                                               ------------
            CONSUMER FINANCE -- 0.9%
     2,111  American Express Co.                     87,522
     9,007  Capital One Financial Corp.             335,691
    16,004  Discover Financial Services             282,471
    23,115  SLM Corp. (b)                           275,068
                                               ------------
                                                    980,752
                                               ------------

            CONTAINERS & PACKAGING -- 1.2%
     7,567  Ball Corp.                              487,012
     2,802  Bemis Co., Inc.                          88,992
    10,794  Pactiv Corp. (b)                        358,145
    11,870  Sealed Air Corp.                        274,790
                                               ------------
                                                  1,208,939
                                               ------------

            DISTRIBUTORS -- 0.1%
     1,996  Genuine Parts Co.                        95,529
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.2%
    20,619  H&R Block, Inc.                         243,098
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.3%
     6,790  Bank of America Corp.                    77,677
     7,017  JPMorgan Chase & Co.                    264,050
     3,766  Leucadia National Corp. (b)              95,732
     7,124  Moody's Corp.                           192,775
    13,743  NASDAQ OMX Group (The), Inc. (b)        288,878
    12,462  NYSE Euronext                           381,836
                                               ------------
                                                  1,300,948
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.3%
    15,551  AT&T, Inc.                              443,203
    11,276  CenturyLink, Inc.                       466,601
     2,729  Verizon Communications, Inc.             88,611
    28,962  Windstream Corp.                        366,659
                                               ------------
                                                  1,365,074
                                               ------------

            ELECTRIC UTILITIES -- 4.3%
    18,148  Allegheny Energy, Inc.                  421,034
     9,827  American Electric Power Co., Inc.       367,923
    10,054  Duke Energy Corp.                       183,083
    12,942  Edison International                    477,560



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            ELECTRIC UTILITIES (CONTINUED)
     4,649  Entergy Corp.                      $    346,490
     8,353  Exelon Corp.                            340,969
     9,230  FirstEnergy Corp.                       335,234
     6,547  NextEra Energy, Inc.                    360,347
     9,030  Northeast Utilities                     282,458
    19,134  Pepco Holdings, Inc.                    368,521
     8,627  Pinnacle West Capital Corp.             355,087
     3,270  PPL Corp.                                87,963
     8,011  Progress Energy, Inc.                   360,495
     4,783  Southern Co.                            181,132
                                               ------------
                                                  4,468,296
                                               ------------

            ELECTRICAL EQUIPMENT -- 0.7%
     3,377  Emerson Electric Co.                    185,397
     5,765  Rockwell Automation, Inc.               359,563
     2,729  Roper Industries, Inc.                  189,475
                                               ------------
                                                    734,435
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.9%
     5,338  Agilent Technologies, Inc. (b)          185,762
     7,269  Amphenol Corp., Class A                 364,395
     4,870  Corning, Inc.                            89,024
    12,346  Jabil Circuit, Inc.                     189,388
     4,250  Molex, Inc.                              86,275
                                               ------------
                                                    914,844
                                               ------------

            ENERGY EQUIPMENT & SERVICES --
               1.3%
     4,146  Cameron International Corp. (b)         181,388
     3,911  FMC Technologies, Inc. (b)              281,983
     8,074  Halliburton Co.                         257,238
    14,785  Nabors Industries Ltd. (b)              309,006
     2,001  National Oilwell Varco, Inc.            107,574
     5,859  Rowan Cos., Inc. (b)                    192,761
                                               ------------
                                                  1,329,950
                                               ------------

            FOOD & STAPLES RETAILING -- 1.7%
    14,142  CVS Caremark Corp.                      425,957
    38,585  SUPERVALU, Inc.                         416,332
     3,120  Sysco Corp.                              91,915
     7,974  Walgreen Co.                            270,159
     4,984  Wal-Mart Stores, Inc.                   269,984
     7,195  Whole Foods Market, Inc. (b)            286,001
                                               ------------
                                                  1,760,348
                                               ------------

            FOOD PRODUCTS -- 2.7%
    13,936  Archer-Daniels-Midland Co.              464,348
     2,488  Campbell Soup Co.                        90,190
     8,107  ConAgra Foods, Inc.                     182,327
    34,866  Dean Foods Co. (b)                      362,606
     2,430  General Mills, Inc.                      91,222
     3,758  H. J. Heinz Co.                         184,555


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD PRODUCTS (CONTINUED)
     1,865  Hershey (The) Co.                  $     92,299
     3,992  Hormel Foods Corp.                      183,313
     4,409  J.M. Smucker (The) Co.                  283,411
     2,883  Kraft Foods, Inc., Class A               93,034
     6,345  McCormick & Co., Inc.                   280,576
     3,126  Mead Johnson Nutrition Co.              183,871
     6,628  Sara Lee Corp.                           94,979
    11,111  Tyson Foods, Inc., Class A              172,776
                                               ------------
                                                  2,759,507
                                               ------------

            GAS UTILITIES -- 0.5%
     5,829  Nicor, Inc.                             277,635
     3,946  ONEOK, Inc.                             196,590
                                               ------------
                                                    474,225
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               -- 0.9%
     3,602  Becton, Dickinson & Co.                 272,023
     1,097  C. R. Bard, Inc.                         91,183
     2,786  DENTSPLY International, Inc.             87,452
     1,567  Hospira, Inc. (b)                        93,205
     5,889  Varian Medical Systems, Inc. (b)        372,303
                                               ------------
                                                    916,166
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES
               -- 3.9%
    14,077  Aetna, Inc.                             420,339
     9,944  CIGNA Corp.                             349,929
    20,662  Coventry Health Care, Inc. (b)          483,904
     5,151  DaVita, Inc. (b)                        369,584
     5,488  Express Scripts, Inc. (b)               266,278
     8,860  Humana, Inc. (b)                        516,450
     1,132  Laboratory Corp. of America
               Holdings (b)                          92,054
     2,881  McKesson Corp.                          190,089
     3,108  Patterson Cos., Inc.                     85,936
     7,051  Quest Diagnostics, Inc.                 346,486
    12,667  UnitedHealth Group, Inc.                456,645
     7,853  WellPoint, Inc. (b)                     426,732
                                               ------------
                                                  4,004,426
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.8%
     9,310  Carnival Corp.                          401,913
     4,160  Darden Restaurants, Inc.                190,154
     9,932  Marriott International, Inc.,
               Class A                              367,981
     3,586  McDonald's Corp.                        278,883
     3,473  Starbucks Corp.                          98,911
     6,778  Starwood Hotels & Resorts
               Worldwide, Inc.                      366,961
    12,958  Wyndham Worldwide Corp.                 372,542
     4,099  Wynn Resorts Ltd.                       439,290



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     7,733  Yum! Brands, Inc.                  $    383,247
                                               ------------
                                                  2,899,882
                                               ------------

            HOUSEHOLD DURABLES -- 1.3%
     3,613  Fortune Brands, Inc.                    195,283
     2,660  Harman International Industries,
               Inc. (b)                              89,243
     7,823  Leggett & Platt, Inc.                   159,433
     4,991  Newell Rubbermaid, Inc.                  88,091
     7,264  Stanley Black & Decker, Inc.            450,150
     4,397  Whirlpool Corp.                         333,424
                                               ------------
                                                  1,315,624
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.3%
     1,337  Clorox (The) Co.                         88,977
     1,367  Kimberly-Clark Corp.                     86,586
     1,490  Procter & Gamble (The) Co.               94,719
                                               ------------
                                                    270,282
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.1%
    23,521  AES (The) Corp. (b)                     280,841
    13,807  Constellation Energy Group, Inc.        417,523
    21,369  NRG Energy, Inc. (b)                    425,457
                                               ------------
                                                  1,123,821
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.7%
     2,057  3M Co.                                  173,241
    10,954  General Electric Co.                    175,483
     9,689  Tyco International Ltd.                 370,895
                                               ------------
                                                    719,619
                                               ------------

            INSURANCE -- 4.8%
     7,632  ACE Ltd.                                453,493
     6,883  Aflac, Inc.                             384,691
     6,559  Assurant, Inc.                          259,343
     2,154  Berkshire Hathaway, Inc., Class B
               (b)                                  171,372
     7,813  Chubb (The) Corp.                       453,310
    12,335  Cincinnati Financial Corp.              363,142
    11,627  Hartford Financial Services Group
               (The), Inc.                          278,816
     7,440  Lincoln National Corp.                  182,131
     7,043  Loews Corp.                             278,058
     6,869  Principal Financial Group, Inc.         184,364
     4,260  Progressive (The) Corp.                  90,142
     8,217  Prudential Financial, Inc.              432,050
     5,026  Torchmark Corp.                         287,889
     8,543  Travelers (The) Cos., Inc.              471,574
    16,072  Unum Group                              360,334
    16,428  XL Group PLC                            347,452
                                               ------------
                                                  4,998,161
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INTERNET & CATALOG RETAIL -- 1.3%
     2,828  Amazon.com, Inc. (b)               $    467,016
    12,622  Expedia, Inc.                           365,407
     1,278  priceline.com, Inc. (b)                 481,563
                                               ------------
                                                  1,313,986
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               1.1%
     8,869  Akamai Technologies, Inc. (b)           458,261
     3,652  eBay, Inc. (b)                          108,866
    11,212  VeriSign, Inc. (b)                      389,617
    12,560  Yahoo!, Inc. (b)                        207,366
                                               ------------
                                                  1,164,110
                                               ------------

            IT SERVICES -- 2.1%
     6,898  Cognizant Technology Solutions
               Corp., Class A (b)                   449,681
     9,674  Computer Sciences Corp.                 474,510
     1,658  Fiserv, Inc. (b)                         90,394
    16,708  SAIC, Inc. (b)                          259,642
    11,536  Teradata Corp. (b)                      454,057
    29,196  Total System Services, Inc.             455,749
                                               ------------
                                                  2,184,033
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.7%
    21,190  Eastman Kodak Co. (b)                    99,805
     7,998  Hasbro, Inc.                            369,908
    11,376  Mattel, Inc.                            265,402
                                               ------------
                                                    735,115
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.5%
     3,845  PerkinElmer, Inc.                        90,165
     5,580  Thermo Fisher Scientific, Inc.
               (b)                                  286,924
     1,261  Waters Corp. (b)                         93,478
                                               ------------
                                                    470,567
                                               ------------

            MACHINERY -- 2.4%
     4,530  Caterpillar, Inc.                       356,058
     4,907  Cummins, Inc.                           432,307
     2,186  Danaher Corp.                            94,785
     6,380  Deere & Co.                             489,984
     6,815  Dover Corp.                             361,876
     2,158  Eaton Corp.                             191,695
       811  Flowserve Corp.                          81,100
     1,897  Illinois Tool Works, Inc.                86,693
     6,409  Pall Corp.                              273,472
     1,272  Parker Hannifin Corp.                    97,372
                                               ------------
                                                  2,465,342
                                               ------------

            MEDIA -- 5.2%
    28,059  CBS Corp., Class B                      475,039
    24,615  Comcast Corp., Class A                  506,577
    10,693  DIRECTV, Class A (b)                    464,718



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            MEDIA (CONTINUED)
    10,221  Discovery Communications, Inc.,
               Class A (b)                     $    455,959
    36,384  Gannett Co., Inc.                       431,150
     2,696  McGraw-Hill (The) Cos., Inc.            101,504
     5,346  Meredith Corp.                          181,497
    34,490  New York Times (The) Co., Class A
               (b)                                  264,538
    20,448  News Corp., Class A                     295,678
     2,252  Omnicom Group, Inc.                      98,998
     7,487  Scripps Networks Interactive,
               Class A                              381,014
     4,947  Time Warner Cable, Inc.                 286,283
    14,511  Time Warner, Inc.                       471,753
     4,912  Viacom, Inc., Class B                   189,554
     8,066  Walt Disney (The) Co.                   291,263
     1,115  Washington Post (The) Co., Class
               B                                    448,397
                                               ------------
                                                  5,343,922
                                               ------------

            METALS & MINING -- 1.5%
    19,336  AK Steel Holding Corp.                  243,440
     7,350  Alcoa, Inc.                              96,506
     5,574  Cliffs Natural Resources, Inc.          363,425
     5,209  Freeport-McMoRan Copper & Gold,
               Inc.                                 493,188
     5,669  Newmont Mining Corp.                    345,072
                                               ------------
                                                  1,541,631
                                               ------------

            MULTILINE RETAIL -- 1.9%
    10,708  Big Lots, Inc. (b)                      335,910
     2,013  Family Dollar Stores, Inc.               92,940
     9,825  J. C. Penney Co., Inc.                  306,343
     1,688  Kohl's Corp. (b)                         86,426
    11,568  Macy's, Inc.                            273,467
     7,180  Nordstrom, Inc.                         276,502
     4,938  Sears Holdings Corp. (b)                355,437
     4,990  Target Corp.                            259,181
                                               ------------
                                                  1,986,206
                                               ------------

            MULTI-UTILITIES -- 4.4%
    15,669  Ameren Corp.                            454,088
    11,328  CenterPoint Energy, Inc.                187,592
    19,754  CMS Energy Corp.                        363,079
     5,534  Consolidated Edison, Inc.               275,150
     8,154  Dominion Resources, Inc.                354,373
     9,686  DTE Energy Co.                          452,917
     3,422  Integrys Energy Group, Inc.             182,016
    20,461  NiSource, Inc.                          354,180
     5,872  PG&E Corp.                              280,799
    10,767  Public Service Enterprise Group,
               Inc.                                 348,312
     6,624  SCANA Corp.                             270,524
     4,962  Sempra Energy                           265,368
    15,418  TECO Energy, Inc.                       271,203


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
     3,073  Wisconsin Energy Corp.             $    182,966
    11,619  Xcel Energy, Inc.                       277,229
                                               ------------
                                                  4,519,796
                                               ------------

            OFFICE ELECTRONICS -- 0.2%
    17,196  Xerox Corp.                             201,193
                                               ------------

            OIL, GAS & CONSUMABLE FUELS --
               6.0%
       905  Apache Corp.                             91,423
     8,869  Cabot Oil & Gas Corp.                   257,024
    15,710  Chesapeake Energy Corp.                 340,907
     5,495  Chevron Corp.                           453,942
     7,750  ConocoPhillips                          460,350
     6,874  Devon Energy Corp.                      446,947
    21,570  El Paso Corp.                           286,018
     5,761  Exxon Mobil Corp.                       382,934
     7,525  Hess Corp.                              474,301
    13,442  Marathon Oil Corp.                      478,132
     7,188  Murphy Oil Corp.                        468,370
     2,375  Noble Energy, Inc.                      193,515
     5,446  Peabody Energy Corp.                    288,093
     2,734  Pioneer Natural Resources Co.           190,833
    14,769  QEP Resources, Inc.                     487,820
     7,897  Spectra Energy Corp.                    187,712
    13,328  Tesoro Corp.                            172,731
    15,252  Valero Energy Corp.                     273,773
    13,975  Williams (The) Cos., Inc.               300,742
                                               ------------
                                                  6,235,567
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.3%
     8,179  International Paper Co.                 206,765
     3,655  MeadWestvaco Corp.                       94,043
                                               ------------
                                                    300,808
                                               ------------

            PERSONAL PRODUCTS -- 0.4%
     5,539  Avon Products, Inc.                     168,663
     4,225  Estee Lauder (The) Cos., Inc.,
               Class A                              300,693
                                               ------------
                                                    469,356
                                               ------------

            PHARMACEUTICALS -- 2.6%
     1,700  Abbott Laboratories                      87,244
     2,669  Allergan, Inc.                          193,262
     6,564  Bristol-Myers Squibb Co.                176,572
     9,747  Eli Lilly & Co.                         343,094
     5,755  Forest Laboratories, Inc. (b)           190,203
     4,311  Johnson & Johnson                       274,481
    35,742  King Pharmaceuticals, Inc. (b)          505,392
    12,086  Merck & Co., Inc.                       438,480
    15,544  Pfizer, Inc.                            270,466
     4,212  Watson Pharmaceuticals, Inc. (b)        196,490
                                               ------------
                                                  2,675,684
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            PROFESSIONAL SERVICES -- 0.2%
     5,700  Equifax, Inc.                      $    188,841
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               1.7%
     8,324  Apartment Investment & Management
               Co., Class A                         194,032
     1,707  AvalonBay Communities, Inc.             181,471
     3,210  Boston Properties, Inc.                 276,670
     3,744  Equity Residential                      182,071
     2,474  HCP, Inc.                                89,089
     1,873  Health Care REIT, Inc.                   95,710
     1,919  Simon Property Group, Inc.              184,262
     1,731  Ventas, Inc.                             92,712
     4,161  Vornado Realty Trust                    363,630
     5,652  Weyerhaeuser Co.                         91,676
                                               ------------
                                                  1,751,323
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.4%
    24,337  CB Richard Ellis Group, Inc.,
               Class A (b)                          446,584
                                               ------------

            ROAD & RAIL -- 0.9%
     3,214  CSX Corp.                               197,500
     2,986  Norfolk Southern Corp.                  183,609
     6,242  Ryder System, Inc.                      273,088
     3,266  Union Pacific Corp.                     286,363
                                               ------------
                                                    940,560
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.7%
    62,577  Advanced Micro Devices, Inc. (b)        458,689
    14,747  Altera Corp.                            460,254
     5,673  Analog Devices, Inc.                    191,010
     5,031  Broadcom Corp., Class A                 204,963
     1,816  First Solar, Inc. (b)                   250,027
    23,135  Intel Corp.                             464,320
     7,581  KLA-Tencor Corp.                        270,793
     2,893  Linear Technology Corp.                  93,241
    78,063  LSI Corp. (b)                           409,050
     8,487  Microchip Technology, Inc.              273,112
    61,707  Micron Technology, Inc. (b)             510,317
    13,934  National Semiconductor Corp.            190,896
    10,050  Novellus Systems, Inc. (b)              293,561
    31,947  Teradyne, Inc. (b)                      359,084
    13,116  Texas Instruments, Inc.                 387,840
     3,347  Xilinx, Inc.                             89,733
                                               ------------
                                                  4,906,890
                                               ------------

            SOFTWARE -- 3.3%
     5,572  Autodesk, Inc. (b)                      201,595
     2,192  BMC Software, Inc. (b)                   99,648
     8,423  CA, Inc.                                195,498
     6,527  Citrix Systems, Inc. (b)                418,185
    10,427  Compuware Corp. (b)                     104,374


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
    10,157  Intuit, Inc. (b)                   $    487,536
     7,530  McAfee, Inc. (b)                        356,169
    13,261  Oracle Corp.                            389,873
    10,857  Red Hat, Inc. (b)                       458,817
     3,983  Salesforce.com, Inc. (b)                462,307
    17,599  Symantec Corp. (b)                      284,752
                                               ------------
                                                  3,458,754
                                               ------------

            SPECIALTY RETAIL -- 5.2%
     4,532  Abercrombie & Fitch Co., Class A        194,242
     7,659  AutoNation, Inc. (b)                    177,842
     1,940  AutoZone, Inc. (b)                      461,002
     6,152  Bed Bath & Beyond, Inc. (b)             270,073
     8,718  Best Buy Co., Inc.                      374,700
    15,975  CarMax, Inc. (b)                        495,065
    22,572  GameStop Corp., Class A (b)             443,766
    23,865  Gap (The), Inc.                         453,674
     2,808  Home Depot (The), Inc.                   86,711
    16,619  Limited Brands, Inc.                    488,432
    11,981  Lowe's Cos., Inc.                       255,555
     8,369  O'Reilly Automotive, Inc. (b)           489,586
    16,693  RadioShack Corp.                        336,030
     3,262  Ross Stores, Inc.                       192,425
     4,252  Staples, Inc.                            87,038
     5,681  Tiffany & Co.                           301,093
     5,985  TJX (The) Cos., Inc.                    274,652
                                               ------------
                                                  5,381,886
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS
               -- 1.1%
     8,291  Coach, Inc.                             414,550
     3,336  NIKE, Inc., Class B                     271,684
     2,969  Polo Ralph Lauren Corp.                 287,636
     2,191  VF Corp.                                182,379
                                               ------------
                                                  1,156,249
                                               ------------

            TOBACCO -- 0.7%
    11,115  Altria Group, Inc.                      282,543
     1,110  Lorillard, Inc.                          94,727
     4,771  Philip Morris International, Inc.       279,104
     1,502  Reynolds American, Inc.                  97,480
                                               ------------
                                                    753,854
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS
               -- 0.5%
     1,674  Fastenal Co.                             86,178
     3,740  W.W. Grainger, Inc.                     463,872
                                               ------------
                                                    550,050
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
     6,947  American Tower Corp., Class A (b)       358,535



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            WIRELESS TELECOMMUNICATION
               SERVICES (CONTINUED)
    34,025  MetroPCS Communications, Inc. (b)  $    354,200
    76,880  Sprint Nextel Corp. (b)                 316,746
                                               ------------
                                                  1,029,481
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%       103,503,480
             (Cost $97,306,529)

            MONEY MARKET FUND -- 0.0%
    21,860  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               21,860
              (Cost $21,860)                   ------------

            TOTAL INVESTMENTS -- 100.0%         103,525,340
             (Cost $97,328,389) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (11,225)
                                               ------------
            NET ASSETS -- 100.0%               $103,514,115
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,218,264 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,021,313.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*       $103,503,480      $ --           $ --
Money Market Fund          21,860        --             --
                    -----------------------------------------
TOTAL INVESTMENTS    $103,525,340      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 0.6%
     3,636  Alliant Techsystems, Inc. (b)      $    277,209
     6,029  BE Aerospace, Inc. (b)                  221,626
                                               ------------
                                                    498,835
                                               ------------

            AIRLINES -- 0.6%
     5,371  Alaska Air Group, Inc. (b)              283,589
    27,317  JetBlue Airways Corp. (b)               190,672
                                               ------------
                                                    474,261
                                               ------------

            AUTO COMPONENTS -- 0.3%
    14,050  Gentex Corp.                            280,719
                                               ------------

            AUTOMOBILES -- 0.2%
     5,471  Thor Industries, Inc.                   172,282
                                               ------------

            BEVERAGES -- 0.3%
     5,880  Hansen Natural Corp. (b)                301,115
                                               ------------

            BIOTECHNOLOGY -- 0.2%
     3,262  United Therapeutics Corp. (b)           195,720
                                               ------------

            CAPITAL MARKETS -- 0.9%
     3,514  Affiliated Managers Group, Inc. (b)     300,834
     8,932  Apollo Investment Corp.                  98,163
     1,152  Greenhill & Co., Inc.                    89,476
     4,027  Jefferies Group, Inc.                    96,366
     3,607  Raymond James Financial, Inc.           101,789
     3,340  Waddell & Reed Financial, Inc.,
               Class A                               97,094
                                               ------------
                                                    783,722
                                               ------------

            CHEMICALS -- 4.3%
     7,808  Albemarle Corp.                         391,415
     9,367  Ashland, Inc.                           483,618
     8,417  Cabot Corp.                             286,346
     1,620  Cytec Industries, Inc.                   80,222
     4,312  Lubrizol (The) Corp.                    441,937
     4,653  Minerals Technologies, Inc.             272,992
     4,019  NewMarket Corp.                         476,332
     9,065  Olin Corp.                              181,209
     9,174  RPM International, Inc.                 189,994
     7,065  Scotts Miracle-Gro (The) Co.,
               Class A                              377,271
     5,993  Sensient Technologies Corp.             193,634
     8,606  Valspar (The) Corp.                     276,253
                                               ------------
                                                  3,651,223
                                               ------------

            COMMERCIAL BANKS -- 1.0%
     2,431  Commerce Bancshares, Inc.                89,558
    10,085  Fulton Financial Corp.                   94,194
    21,640  International Bancshares Corp.          370,693
     5,628  Prosperity Bancshares, Inc.             174,975
     5,644  TCF Financial Corp.                      74,275
     4,203  Trustmark Corp.                          92,844
                                               ------------
                                                    896,539
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.2%
    19,864  Brink's (The) Co.                  $    468,790
     2,697  Clean Harbors, Inc. (b)                 190,138
    11,107  Corrections Corp. of America (b)        285,117
    14,330  Deluxe Corp.                            292,905
     3,177  HNI Corp.                                78,345
     7,816  Rollins, Inc.                           203,607
     9,216  Waste Connections, Inc.                 375,460
                                               ------------
                                                  1,894,362
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.1%
    28,848  ADC Telecommunications, Inc. (b)        366,081
    10,354  ADTRAN, Inc.                            334,124
    17,605  Ciena Corp. (b)                         244,533
     4,401  F5 Networks, Inc. (b)                   517,998
     8,114  Plantronics, Inc.                       291,130
                                               ------------
                                                  1,753,866
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.4%
    15,066  Aecom Technology Corp. (b)              399,098
     4,019  Granite Construction, Inc.               97,180
     7,416  KBR, Inc.                               188,366
    12,029  URS Corp. (b)                           468,289
                                               ------------
                                                  1,152,933
                                               ------------

            CONTAINERS & PACKAGING -- 2.3%
     8,003  AptarGroup, Inc.                        359,175
     3,106  Greif, Inc., Class A                    182,446
    15,774  Packaging Corp. of America              385,359
     7,338  Rock-Tenn Co., Class A                  417,165
     8,647  Silgan Holdings, Inc.                   291,836
     5,465  Sonoco Products Co.                     183,078
     4,897  Temple-Inland, Inc.                     101,466
                                               ------------
                                                  1,920,525
                                               ------------

            DISTRIBUTORS -- 0.2%
     8,786  LKQ Corp. (b)                           191,008
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               2.3%
    21,280  Career Education Corp. (b)              373,251
    65,081  Corinthian Colleges, Inc. (b)           339,723
     5,168  Matthews International Corp.,
               Class A                              170,647
    19,105  Regis Corp.                             390,697
    21,200  Service Corp. International             175,536
    12,408  Sotheby's                               543,967
                                               ------------
                                                  1,993,821
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.1%
     2,751  MSCI, Inc., Class A (b)                  98,623
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.2%
     9,841  tw telecom, Inc. (b)               $    181,074
                                               ------------

            ELECTRIC UTILITIES -- 3.5%
    15,424  Cleco Corp.                             482,309
     6,994  DPL, Inc.                               182,543
    24,172  Great Plains Energy, Inc.               459,993
     8,107  Hawaiian Electric Industries, Inc.      182,732
    10,176  IDACORP, Inc.                           374,477
    34,743  NV Energy, Inc.                         474,589
    40,111  PNM Resources, Inc.                     472,909
    15,084  Westar Energy, Inc.                     381,625
                                               ------------
                                                  3,011,177
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.8%
     3,825  AMETEK, Inc.                            206,741
     4,523  Baldor Electric Co.                     190,057
     5,402  Hubbell, Inc., Class B                  291,816
     4,671  Regal-Beloit Corp.                      269,563
     6,682  Thomas & Betts Corp. (b)                291,001
     8,455  Woodward Governor Co.                   264,980
                                               ------------
                                                  1,514,158
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 3.2%
    13,673  Arrow Electronics, Inc. (b)             404,857
    13,532  Avnet, Inc. (b)                         402,983
    27,098  Ingram Micro, Inc., Class A (b)         478,551
    11,337  Tech Data Corp. (b)                     487,378
    10,431  Trimble Navigation Ltd. (b)             373,847
    47,197  Vishay Intertechnology, Inc. (b)        533,326
                                               ------------
                                                  2,680,942
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.5%
    16,094  Exterran Holdings, Inc. (b)             405,086
     8,202  Helix Energy Solutions Group, Inc.
               (b)                                  104,083
    10,700  Patterson-UTI Energy, Inc.              207,687
     6,209  Pride International, Inc. (b)           188,257
    10,270  Superior Energy Services, Inc. (b)      283,657
    10,196  Tidewater, Inc.                         470,342
    12,252  Unit Corp. (b)                          480,646
                                               ------------
                                                  2,139,758
                                               ------------

            FOOD & STAPLES RETAILING -- 0.8%
     6,605  BJ's Wholesale Club, Inc. (b)           275,627
    10,539  Ruddick Corp.                           367,811
                                               ------------
                                                    643,438
                                               ------------

            FOOD PRODUCTS -- 2.3%
     9,746  Corn Products International, Inc.       414,692
     7,357  Flowers Foods, Inc.                     187,456
     8,788  Green Mountain Coffee Roasters,
               Inc. (b)                             289,916



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            FOOD PRODUCTS (CONTINUED)
     5,771  Lancaster Colony Corp.             $    287,858
     7,812  Ralcorp Holdings, Inc. (b)              484,813
    16,288  Smithfield Foods, Inc. (b)              272,824
                                               ------------
                                                  1,937,559
                                               ------------

            GAS UTILITIES -- 2.3%
     7,145  AGL Resources, Inc.                     280,513
    12,495  Atmos Energy Corp.                      367,978
     9,992  Energen Corp.                           446,043
     1,764  National Fuel Gas Co.                    97,338
    10,425  Questar Corp.                           176,912
     9,581  UGI Corp.                               288,292
     7,255  WGL Holdings, Inc.                      279,680
                                               ------------
                                                  1,936,756
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.4%
     5,619  Beckman Coulter, Inc.                   299,156
     5,451  Edwards Lifesciences Corp. (b)          348,373
     1,885  Gen-Probe, Inc. (b)                      91,291
    10,184  Hill-Rom Holdings, Inc.                 394,630
     5,707  Hologic, Inc. (b)                        91,426
     1,480  IDEXX Laboratories, Inc. (b)             88,741
     9,216  Immucor, Inc. (b)                       160,358
     3,346  Masimo Corp.                            100,949
     5,570  ResMed, Inc. (b)                        177,516
     3,219  Teleflex, Inc.                          179,459
     2,470  Thoratec Corp. (b)                       80,621
                                               ------------
                                                  2,012,520
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.3%
    11,928  Health Management Associates,
               Inc., Class A (b)                     95,543
     3,120  Henry Schein, Inc. (b)                  175,188
    35,089  Kindred Healthcare, Inc. (b)            481,421
    13,031  LifePoint Hospitals, Inc. (b)           442,011
    15,306  Omnicare, Inc.                          369,181
     6,421  Owens & Minor, Inc.                     182,870
     8,170  Psychiatric Solutions, Inc. (b)         275,329
     7,054  Universal Health Services, Inc.,
               Class B                              291,119
    12,997  VCA Antech, Inc. (b)                    268,648
     9,465  WellCare Health Plans, Inc. (b)         262,938
                                               ------------
                                                  2,844,248
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.1%
     4,947  Allscripts Healthcare Solutions,
               Inc. (b)                              94,438
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               3.9%
    16,276  Bob Evans Farms, Inc.                   467,121
    63,016  Boyd Gaming Corp. (b)                   523,663
     9,689  Brinker International, Inc.             179,634


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
    10,356  Cheesecake Factory (The), Inc. (b) $    301,567
     2,657  Chipotle Mexican Grill, Inc. (b)        558,528
    11,234  International Speedway Corp.,
               Class A                              256,584
    11,575  Life Time Fitness, Inc. (b)             418,205
     4,124  Panera Bread Co., Class A (b)           369,139
     9,420  Scientific Games Corp., Class A (b)      74,418
    40,341  Wendy's/Arby's Group, Inc., Class A     185,569
                                               ------------
                                                  3,334,428
                                               ------------

            HOUSEHOLD DURABLES -- 1.4%
    24,576  American Greetings Corp., Class A       476,037
     3,147  M.D.C. Holdings, Inc.                    81,035
     5,143  Mohawk Industries, Inc. (b)             294,900
       282  NVR, Inc. (b)                           176,930
     3,993  Tupperware Brands Corp.                 178,926
                                               ------------
                                                  1,207,828
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.6%
     2,814  Church & Dwight Co., Inc.               185,302
     4,078  Energizer Holdings, Inc. (b)            304,953
                                               ------------
                                                    490,255
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.5%
    12,203  Carlisle Cos., Inc.                     427,959
                                               ------------

            INSURANCE -- 6.2%
    14,940  American Financial Group, Inc.          456,865
     6,930  Arthur J. Gallagher & Co.               195,149
     9,051  Brown & Brown, Inc.                     201,747
     4,227  Everest Re Group Ltd.                   356,252
    23,265  Fidelity National Financial, Inc.,
               Class A                              311,518
    18,348  First American Financial Corp.          257,606
     3,888  Hanover Insurance Group, Inc.           175,932
    17,511  HCC Insurance Holdings, Inc.            463,691
    11,178  Mercury General Corp.                   474,841
    16,797  Protective Life Corp.                   402,624
     7,569  Reinsurance Group of America, Inc.      378,980
     9,618  StanCorp Financial Group, Inc.          412,612
     7,192  Transatlantic Holdings, Inc.            378,299
    18,732  Unitrin, Inc.                           455,188
    13,502  W. R. Berkley Corp.                     371,575
                                               ------------
                                                  5,292,879
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.6%
     2,817  Netflix, Inc. (b)                       488,750
                                               ------------

            INTERNET SOFTWARE & SERVICES --
                1.0%
     2,684  Digital River, Inc. (b)                 100,006
     2,678  Equinix, Inc. (b)                       225,595
    17,586  Rackspace Hosting, Inc. (b)             438,946



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
     6,986  ValueClick, Inc. (b)               $     96,127
                                               ------------
                                                    860,674
                                               ------------

            IT SERVICES -- 2.7%
    17,284  Acxiom Corp. (b)                        303,334
     2,800  Alliance Data Systems Corp. (b)         170,016
    11,986  Broadridge Financial Solutions,
               Inc.                                 263,692
     8,744  Convergys Corp. (b)                      98,982
     9,537  CoreLogic, Inc.                         167,565
     6,113  DST Systems, Inc.                       264,509
    12,415  Gartner, Inc. (b)                       393,431
     2,130  Global Payments, Inc.                    82,985
    11,537  ManTech International Corp.,
               Class A (b)                          452,366
     3,676  NeuStar, Inc., Class A (b)               94,878
                                               ------------
                                                  2,291,758
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.0%
     3,028  Bio-Rad Laboratories, Inc., Class
               A (b)                                274,397
     5,513  Charles River Laboratories
               International, Inc. (b)              180,661
     2,203  Mettler-Toledo International, Inc.
               (b)                                  287,624
     1,480  Techne Corp.                             90,162
                                               ------------
                                                    832,844
                                               ------------

            MACHINERY -- 4.4%
     2,342  AGCO Corp. (b)                           99,465
     5,271  Bucyrus International, Inc.             359,271
     9,633  Crane Co.                               368,559
     3,877  Donaldson Co., Inc.                     188,887
     6,809  Gardner Denver, Inc.                    393,696
    14,869  Harsco Corp.                            344,663
     7,720  IDEX Corp.                              278,538
     5,197  Joy Global, Inc.                        368,727
     3,160  Lincoln Electric Holdings, Inc.         188,842
     4,960  Nordson Corp.                           386,979
     2,717  Pentair, Inc.                            88,927
     1,444  SPX Corp.                                96,835
    12,309  Trinity Industries, Inc.                279,784
     5,736  Wabtec Corp.                            268,674
                                               ------------
                                                  3,711,847
                                               ------------

            MARINE -- 0.1%
     2,623  Alexander & Baldwin, Inc.                90,310
                                               ------------

            MEDIA -- 1.0%
    23,489  Harte-Hanks, Inc.                       283,747
     2,236  John Wiley & Sons, Inc., Class A         96,506
     2,871  Lamar Advertising Co., Class A (b)       97,585


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MEDIA (CONTINUED)
    13,138  Scholastic Corp.                   $    386,914
                                               ------------
                                                    864,752
                                               ------------

            METALS & MINING -- 0.2%
    12,159  Worthington Industries, Inc.            187,249
                                               ------------

            MULTILINE RETAIL -- 0.9%
     9,679  99 Cents Only Stores (b)                149,250
     9,370  Dollar Tree, Inc. (b)                   480,775
    10,625  Saks, Inc. (b)                          118,362
                                               ------------
                                                    748,387
                                               ------------

            MULTI-UTILITIES -- 1.8%
     2,514  Alliant Energy Corp.                     91,836
     8,786  Black Hills Corp.                       279,746
    18,321  MDU Resources Group, Inc.               365,138
     4,645  NSTAR                                   193,743
     6,876  OGE Energy Corp.                        303,644
    10,596  Vectren Corp.                           290,119
                                               ------------
                                                  1,524,226
                                               ------------

            OFFICE ELECTRONICS -- 0.5%
    10,865  Zebra Technologies Corp., Class A
               (b)                                  388,750
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 3.6%
     3,421  Arch Coal, Inc.                          84,122
     7,615  Bill Barrett Corp. (b)                  287,466
     6,903  Cimarex Energy Co.                      529,805
    12,188  Comstock Resources, Inc. (b)            272,402
    12,306  Forest Oil Corp. (b)                    378,163
    11,314  Mariner Energy, Inc. (b)                281,945
     4,772  Newfield Exploration Co. (b)            284,507
     2,663  Overseas Shipholding Group, Inc.         89,024
    32,032  Patriot Coal Corp. (b)                  432,112
    15,191  Southern Union Co.                      381,750
                                               ------------
                                                  3,021,296
                                               ------------

            PERSONAL PRODUCTS -- 0.5%
    12,134  Alberto-Culver Co.                      452,477
                                               ------------

            PHARMACEUTICALS -- 1.6%
    13,744  Endo Pharmaceuticals Holdings,
               Inc. (b)                             504,954
    15,409  Medicis Pharmaceutical Corp.,
               Class A                              458,418
     5,691  Perrigo Co.                             374,923
                                               ------------
                                                  1,338,295
                                               ------------

            PROFESSIONAL SERVICES -- 0.7%
     5,791  Corporate Executive Board (The)
               Co.                                  180,911
     5,524  Korn/Ferry International (b)             97,388
    23,570  Navigant Consulting, Inc. (b)           215,666



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            PROFESSIONAL SERVICES (CONTINUED)
     1,858  Towers Watson & Co., Class A       $     95,538
                                               ------------
                                                    589,503
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               2.5%
     4,403  BRE Properties, Inc.                    189,021
     1,904  Camden Property Trust                    94,419
     1,670  Essex Property Trust, Inc.              188,643
     2,238  Federal Realty Investment Trust         183,471
     4,092  Hospitality Properties Trust             93,339
     2,127  Macerich (The) Co.                       94,885
     2,362  Nationwide Health Properties, Inc.       96,440
     8,140  OMEGA Healthcare Investors, Inc.        187,220
     2,687  Potlatch Corp.                           91,492
     3,646  Rayonier, Inc.                          190,321
     2,710  Realty Income Corp.                      92,899
     2,315  Regency Centers Corp.                    97,647
    11,665  Senior Housing Properties Trust         278,677
     2,886  SL Green Realty Corp.                   189,668
     4,326  UDR, Inc.                                97,249
                                               ------------
                                                  2,165,391
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.5%
     5,296  Jones Lang LaSalle, Inc.                413,406
                                               ------------

            ROAD & RAIL -- 0.8%
     2,949  Con-way, Inc.                            97,346
     2,633  J.B. Hunt Transport Services, Inc.       94,683
     2,443  Kansas City Southern (b)                107,052
    17,837  Werner Enterprises, Inc.                380,285
                                               ------------
                                                    679,366
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.4%
    57,395  Atmel Corp. (b)                         508,520
    48,602  Fairchild Semiconductor
               International, Inc. (b)              547,744
    78,096  Integrated Device Technology, Inc.
               (b)                                  459,985
    17,330  International Rectifier Corp. (b)       402,576
     8,733  Lam Research Corp. (b)                  399,884
    74,409  RF Micro Devices, Inc. (b)              542,442
    18,103  Semtech Corp. (b)                       387,585
    22,092  Skyworks Solutions, Inc. (b)            506,128
                                               ------------
                                                  3,754,864
                                               ------------

            SOFTWARE -- 5.2%
    16,324  ACI Worldwide, Inc. (b)                 397,816
     3,501  Advent Software, Inc. (b)               188,074
    23,951  Cadence Design Systems, Inc. (b)        202,865
     2,253  FactSet Research Systems, Inc.          197,768
     7,411  Fair Isaac Corp.                        178,160
    11,895  Informatica Corp. (b)                   484,007
     3,583  Jack Henry & Associates, Inc.            97,314


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
     8,635  MICROS Systems, Inc. (b)           $    391,943
    14,028  Parametric Technology Corp. (b)         301,181
    14,863  Quest Software, Inc. (b)                388,965
     9,063  Rovi Corp. (b)                          459,041
     8,276  Solera Holdings, Inc.                   397,662
    11,066  Synopsys, Inc. (b)                      283,068
    25,753  TIBCO Software, Inc. (b)                494,973
                                               ------------
                                                  4,462,837
                                               ------------

            SPECIALTY RETAIL -- 5.9%
    24,763  Aaron's, Inc.                           467,030
     7,786  Advance Auto Parts, Inc.                505,934
    24,431  American Eagle Outfitters, Inc.         391,140
    18,058  AnnTaylor Stores Corp. (b)              420,751
    16,911  Barnes & Noble, Inc.                    253,327
    13,035  Dick's Sporting Goods, Inc. (b)         375,669
    11,542  Dress Barn (The), Inc. (b)              264,774
    12,577  Foot Locker, Inc.                       200,352
     4,498  Guess?, Inc.                            175,062
    13,053  PetSmart, Inc.                          488,574
    20,414  Rent-A-Center, Inc.                     513,208
    11,519  Tractor Supply Co.                      456,152
    14,412  Williams-Sonoma, Inc.                   466,516
                                               ------------
                                                  4,978,489
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               2.6%
     8,493  Fossil, Inc. (b)                        501,002
     3,533  Hanesbrands, Inc. (b)                    87,619
     7,594  Phillips-Van Heusen Corp.               465,816
    13,837  Timberland (The) Co., Class A (b)       290,300
    10,143  Under Armour, Inc., Class A (b)         473,475
     7,149  Warnaco Group (The), Inc. (b)           379,683
                                               ------------
                                                  2,197,895
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.3%
     5,623  New York Community Bancorp, Inc.         95,197
     7,240  NewAlliance Bancshares, Inc.             93,324
     5,988  Washington Federal, Inc.                 90,000
                                               ------------
                                                    278,521
                                               ------------

            TOBACCO -- 0.6%
    11,396  Universal Corp.                         472,250
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.3%
    12,466  GATX Corp.                              394,674
     1,691  MSC Industrial Direct Co., Inc.,
               Class A                               96,285
    30,787  United Rentals, Inc. (b)                578,488
                                               ------------
                                                  1,069,447
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            WATER UTILITIES -- 0.2%
     8,958  Aqua America, Inc.                 $    192,866
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
    12,091  Syniverse Holdings, Inc. (b)            368,655
    13,929  Telephone and Data Systems, Inc.        485,147
                                               ------------
                                                    853,802
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         84,919,223
             (Cost $78,254,934)

            MONEY MARKET FUND -- 0.1%
    42,964  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               42,964
               (Cost $42,964)                  ------------

            TOTAL INVESTMENTS -- 100.0%          84,962,187
             (Cost $78,297,898) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                    (36,805)
                                               ------------
            NET ASSETS -- 100.0%               $ 84,925,382
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,972,702 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,308,413.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $84,919,223      $ --           $ --
Money Market Fund          42,964        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $84,962,187      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 3.2%
     8,758  AAR Corp. (b)                      $    193,026
       444  American Science & Engineering,
               Inc.                                  36,564
     5,255  Applied Signal Technology, Inc.         176,358
     6,999  Ceradyne, Inc. (b)                      166,646
     3,204  Cubic Corp.                             139,598
     4,315  Curtiss-Wright Corp.                    133,247
     2,284  Esterline Technologies Corp. (b)        138,045
    19,930  GenCorp, Inc. (b)                        97,059
     2,761  Moog, Inc., Class A (b)                 103,814
     2,136  Orbital Sciences Corp. (b)               34,689
     2,462  Teledyne Technologies, Inc. (b)         102,345
     1,753  Triumph Group, Inc.                     146,533
                                               ------------
                                                  1,467,924
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.2%
     2,234  Hub Group, Inc., Class A (b)             72,538
                                               ------------

            AIRLINES -- 0.4%
    11,707  SkyWest, Inc.                           177,478
                                               ------------

            AUTO COMPONENTS -- 0.6%
     4,701  Drew Industries, Inc. (b)                99,050
     7,044  Spartan Motors, Inc.                     35,784
     9,312  Standard Motor Products, Inc.            98,987
     1,891  Superior Industries International,
               Inc.                                  33,943
                                               ------------
                                                    267,764
                                               ------------

            AUTOMOBILES -- 0.1%
     3,137  Winnebago Industries, Inc. (b)           31,370
                                               ------------

            BEVERAGES -- 0.2%
     1,466  Soston Beer (The) Co., Inc.,
               Class A (b)                          104,951
                                               ------------

            BIOTECHNOLOGY -- 1.1%
    12,693  ArQule, Inc. (b)                         70,065
     4,192  Cubist Pharmaceuticals, Inc. (b)         97,590
     7,222  Martek Biosciences Corp. (b)            158,523
     4,771  Regeneron Pharmaceuticals, Inc.
               (b)                                  124,428
     5,717  Savient Pharmaceuticals, Inc. (b)        70,948
                                               ------------
                                                    521,554
                                               ------------
            BUILDING PRODUCTS -- 1.6%
     2,823  A.O. Smith Corp.                        158,173
    17,861  Apogee Enterprises, Inc.                187,362
     8,044  Griffon Corp. (b)                        94,839
     5,678  Quanex Building Products Corp.          102,317
     1,268  Simpson Manufacturing Co., Inc.          33,703
     4,470  Universal Forest Products, Inc.         134,726
                                               ------------
                                                    711,120
                                               ------------

            CAPITAL MARKETS -- 0.7%
    11,493  Investment Technology Group, Inc.
               (b)                                  163,660



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
     3,366  Piper Jaffray Cos. (b)             $    104,245
       706  Stifel Financial Corp. (b)               33,458
     4,559  SWS Group, Inc.                          31,320
                                               ------------
                                                    332,683
                                               ------------

            CHEMICALS -- 3.4%
     4,866  A. Schulman, Inc.                       105,592
     2,794  Arch Chemicals, Inc.                     99,215
     5,296  Balchem Corp.                           161,846
     2,254  Calgon Carbon Corp. (b)                  33,832
     6,580  H.B. Fuller Co.                         135,811
     7,040  LSB Industries, Inc. (b)                157,344
     5,426  OM Group, Inc. (b)                      180,523
    28,360  Penford Corp. (b)                       168,458
    13,517  PolyOne Corp. (b)                       174,640
     3,011  Quaker Chemical Corp.                   109,661
     2,765  Stepan Co.                              186,472
     1,874  Zep, Inc.                                33,994
                                               ------------
                                                  1,547,388
                                               ------------

            COMMERCIAL BANKS -- 2.3%
       881  Bank of the Ozarks, Inc.                 33,487
     4,998  Boston Private Financial Holdings,
               Inc.                                  28,539
     1,066  City Holding Co.                         33,792
     2,841  Community Bank System, Inc.              66,394
     6,023  East West Bancorp, Inc.                 106,185
     5,997  First Commonwealth Financial Corp.       34,903
     9,798  First Financial Bancorp                 164,998
     1,087  Hancock Holding Co.                      34,154
     1,609  Home Bancshares, Inc.                    33,097
     1,451  Independent Bank Corp.                   34,084
     1,481  NBT Bancorp, Inc.                        32,656
     3,753  S&T Bancorp, Inc.                        73,559
     1,683  Signature Bank (b)                       71,090
     1,156  Simmons First National Corp.,
               Class A                               31,432
     3,873  Susquehanna Bancshares, Inc.             30,597
       824  Tompkins Financial Corp.                 31,806
     1,841  UMB Financial Corp.                      68,227
     4,998  Wilshire Bancorp, Inc.                   33,537
     3,025  Wintrust Financial Corp.                 90,568
                                               ------------
                                                  1,033,105
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.1%
     3,028  ABM Industries, Inc.                     68,281
     2,366  Consolidated Graphics, Inc. (b)         110,137
     7,149  G&K Services, Inc., Class A             176,723
     2,800  Geo Group (The), Inc. (b)                71,820
     5,737  Healthcare Services Group, Inc.         137,860
     6,392  Mobile Mini, Inc. (b)                   111,413


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL SERVICES & SUPPLIES
               (CONTINUED)
    11,193  Standard Register (The) Co.        $     35,930
     3,702  UniFirst Corp.                          170,403
     1,832  United Stationers, Inc. (b)             102,959
                                               ------------
                                                    985,526
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.8%
    16,727  Arris Group, Inc. (b)                   155,728
     5,097  Black Box Corp.                         169,220
     1,358  Blue Coat Systems, Inc. (b)              36,625
     5,975  Comtech Telecommunications Corp.        184,150
     6,011  DG Fastchannel, Inc. (b)                141,559
    10,332  Digi International, Inc. (b)             99,807
     6,050  NETGEAR, Inc. (b)                       186,401
    11,428  Symmetricom, Inc. (b)                    71,197
     7,566  Tekelec (b)                              98,509
     3,975  ViaSat, Inc. (b)                        163,651
                                               ------------
                                                  1,306,847
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.3%
     5,394  Compellent Technologies, Inc. (b)       136,306
    37,677  Hutchinson Technology, Inc. (b)         128,479
    16,591  Novatel Wireless, Inc. (b)              173,874
     2,358  Stratasys, Inc. (b)                      73,853
     2,323  Synaptics, Inc. (b)                      62,558
                                               ------------
                                                    575,070
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.9%
     6,092  Comfort Systems USA, Inc.                69,753
    13,087  Dycom Industries, Inc. (b)              140,031
     5,317  EMCOR Group, Inc. (b)                   137,444
     2,703  Insituform Technologies, Inc.,
               Class A (b)                           58,385
                                               ------------
                                                    405,613
                                               ------------

            CONSTRUCTION MATERIALS -- 0.1%
     9,079  Headwaters, Inc. (b)                     30,869
                                               ------------

            CONSUMER FINANCE -- 1.4%
     1,868  Cash America International, Inc.         65,810
     6,524  EZCORP, Inc., Class A (b)               140,135
     5,889  First Cash Financial Services,
               Inc. (b)                             171,193
     9,111  Rewards Network, Inc. (b)               124,821
     3,701  World Acceptance Corp. (b)              159,698
                                               ------------
                                                    661,657
                                               ------------

            CONTAINERS & PACKAGING -- 0.1%
     3,805  Myers Industries, Inc.                   33,598
                                               ------------

            DISTRIBUTORS -- 0.3%
    23,892  Audiovox Corp., Class A (b)             154,820
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            DIVERSIFIED CONSUMER SERVICES --
               1.2%
       995  American Public Education,
               Inc. (b)                        $     27,820
     3,801  Coinstar, Inc. (b)                      218,862
     3,039  Hillenbrand, Inc.                        65,308
     2,615  Pre-Paid Legal Services, Inc. (b)       157,371
     3,344  Universal Technical Institute,
               Inc.                                  64,706
                                               ------------
                                                    534,067
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.2%
     1,517  Portfolio Recovery Associates,
               Inc. (b)                             101,715
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.2%
     2,548  Cbeyond, Inc. (b)                        34,525
     6,557  General Communication, Inc., Class
               A (b)                                 68,521
                                               ------------
                                                    103,046
                                               ------------

            ELECTRIC UTILITIES -- 1.3%
     2,692  ALLETE, Inc.                             97,935
     6,482  Central Vermont Public Service
               Corp.                                131,066
     5,498  El Paso Electric Co. (b)                135,251
     3,482  UIL Holdings Corp.                      100,838
     3,911  Unisource Energy Corp.                  137,159
                                               ------------
                                                    602,249
                                               ------------

            ELECTRICAL EQUIPMENT -- 1.5%
     1,526  AZZ, Inc.                                56,676
     3,717  Belden, Inc.                            103,704
     2,241  Brady Corp., Class A                     68,911
     4,378  II-VI, Inc. (b)                         172,230
     5,251  Powell Industries, Inc. (b)             162,046
     6,711  Vicor Corp.                             119,523
                                               ------------
                                                    683,090
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 6.0%
    25,142  Agilysys, Inc. (b)                      150,852
     3,027  Anixter International, Inc.             162,520
     9,965  Benchmark Electronics, Inc. (b)         163,725
     9,352  Brightpoint, Inc. (b)                    70,046
     3,212  Checkpoint Systems, Inc. (b)             70,664
     6,093  Cognex Corp.                            162,683
    13,590  CTS Corp.                               137,939
     9,985  Daktronics, Inc.                        109,036
     2,569  DTS, Inc. (b)                           102,246
     1,499  FARO Technologies, Inc. (b)              36,186
     5,297  Gerber Scientific, Inc. (b)              35,437
     8,359  Insight Enterprises, Inc. (b)           126,388
     7,598  Keithley Instruments, Inc.              163,965
     3,740  Littelfuse, Inc. (b)                    158,688


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS (CONTINUED)
     2,717  Mercury Computer Systems, Inc. (b) $     43,037
    14,399  Methode Electronics, Inc.               133,767
    11,529  Newport Corp. (b)                       167,516
     4,500  OSI Systems, Inc. (b)                   162,000
     2,482  Park Electrochemical Corp.               67,014
     3,341  Plexus Corp. (b)                        101,399
     3,470  RadiSys Corp. (b)                        33,902
     3,115  Rogers Corp. (b)                        110,894
     2,357  ScanSource, Inc. (b)                     70,569
     4,646  SYNNEX Corp. (b)                        134,920
     6,677  TTM Technologies, Inc. (b)               69,975
                                               ------------
                                                  2,745,368
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.7%
     7,672  Basic Energy Services, Inc. (b)          84,852
     4,529  Bristow Group, Inc. (b)                 175,635
     1,614  CARBO Ceramics, Inc.                    135,205
     1,579  Dril-Quip, Inc. (b)                     109,109
     1,677  Hornbeck Offshore Services, Inc.
               (b)                                   37,297
    12,718  ION Geophysical Corp. (b)                62,191
     1,489  Lufkin Industries, Inc.                  72,738
    14,942  Matrix Service Co. (b)                  135,673
     1,404  Oil States International, Inc. (b)       71,772
    20,492  Pioneer Drilling Co. (b)                126,231
     1,919  SEACOR Holdings, Inc. (b)               181,825
     3,204  TETRA Technologies, Inc. (b)             31,271
                                               ------------
                                                  1,223,799
                                               ------------

            FOOD & STAPLES RETAILING -- 1.0%
     3,450  Andersons (The), Inc.                   135,827
     2,349  Casey's General Stores, Inc.             97,390
    11,271  Spartan Stores, Inc.                    168,501
       986  United Natural Foods, Inc. (b)           35,259
                                               ------------
                                                    436,977
                                               ------------

            FOOD PRODUCTS -- 1.3%
     6,030  Calavo Growers, Inc.                    132,238
     3,836  Darling International, Inc. (b)          38,398
     1,595  Diamond Foods, Inc.                      70,499
     1,363  Hain Celestial Group (The), Inc.
               (b)                                   33,707
     2,339  J & J Snack Foods Corp.                 100,273
     3,069  Lance, Inc.                              69,789
       755  Sanderson Farms, Inc.                    31,695
     2,127  TreeHouse Foods, Inc. (b)                99,331
                                               ------------
                                                    575,930
                                               ------------

            GAS UTILITIES -- 0.9%
     2,849  Laclede Group (The), Inc.               100,028
       833  New Jersey Resources Corp.               33,728
     1,378  Northwest Natural Gas Co.                67,922



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            GAS UTILITIES (CONTINUED)
     2,254  Piedmont Natural Gas Co., Inc.     $     66,470
     3,892  Southwest Gas Corp.                     135,286
                                               ------------
                                                    403,434
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               3.5%
     6,677  Align Technology, Inc. (b)              113,709
     1,669  American Medical Systems Holdings,
               Inc. (b)                              33,714
     1,457  Analogic Corp.                           66,483
     2,917  CONMED Corp. (b)                         64,203
     2,829  Cooper (The) Cos., Inc.                 139,583
    16,154  CryoLife, Inc. (b)                      104,193
     4,900  Cyberonics, Inc. (b)                    134,799
     1,409  Greatbatch, Inc. (b)                     30,646
       558  Haemonetics Corp. (b)                    30,495
     2,630  ICU Medical, Inc. (b)                    95,995
       828  Integra LifeSciences Holdings (b)        35,621
     2,466  Invacare Corp.                           66,582
     2,263  Kensey Nash Corp. (b)                    61,010
     1,494  Meridian Bioscience, Inc.                34,198
     4,114  Merit Medical Systems, Inc. (b)          65,042
     4,828  Neogen Corp. (b)                        161,352
    10,172  Symmetry Medical, Inc. (b)               90,022
     2,858  West Pharmaceutical Services, Inc.      102,002
     5,064  Zoll Medical Corp. (b)                  164,732
                                               ------------
                                                  1,594,381
                                               ------------

           HEALTH CARE PROVIDERS & SERVICES --
               5.5%
     3,930  Air Methods Corp. (b)                   160,737
     2,309  AMERIGROUP Corp. (b)                     96,355
     6,359  AMN Healthcare Services, Inc. (b)        33,703
     9,349  AmSurg Corp. (b)                        169,030
     3,134  Bio-Reference Laboratories, Inc.
               (b)                                   67,569
     2,785  Catalyst Health Solutions, Inc.
               (b)                                  105,412
     5,542  Centene Corp. (b)                       123,697
     1,721  Chemed Corp.                            101,436
     3,850  CorVel Corp. (b)                        172,480
     9,092  Cross Country Healthcare, Inc. (b)       66,372
     9,104  Ensign Group (The), Inc.                170,882
     7,479  Gentiva Health Services, Inc. (b)       174,111
     6,744  Hanger Orthopedic Group, Inc. (b)       126,248
     6,324  Healthspring, Inc. (b)                  184,597
     2,218  HMS Holdings Corp. (b)                  133,324
       522  Landauer, Inc.                           31,889
     2,768  Magellan Health Services, Inc. (b)      132,864
     2,422  Molina Healthcare, Inc. (b)              62,778
     2,831  MWI Veterinary Supply, Inc. (b)         161,933
    17,148  PharMerica Corp. (b)                    172,166
     1,529  PSS World Medical, Inc. (b)              36,130
     1,616  RehabCare Group, Inc. (b)                35,924
                                               ------------
                                                  2,519,637
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HEALTH CARE TECHNOLOGY -- 0.2%
       768  Computer Programs & Systems, Inc.  $     35,075
       986  Quality Systems, Inc.                    63,360
                                               ------------
                                                     98,435
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.1%
       398  Biglari Holdings, Inc. (b)              132,689
     5,803  BJ's Restaurants, Inc. (b)              192,370
     2,730  Buffalo Wild Wings, Inc. (b)            128,392
     3,832  California Pizza Kitchen, Inc. (b)       63,266
       952  CEC Entertainment, Inc. (b)              31,606
     2,576  Cracker Barrel Old Country Store,
               Inc.                                 138,821
     3,633  DineEquity, Inc. (b)                    161,487
     6,098  Jack in the Box, Inc. (b)               141,230
    11,033  Marcus (The) Corp.                      141,443
     8,747  Monarch Casino & Resort, Inc. (b)       101,028
     8,834  Multimedia Games, Inc. (b)               34,629
    13,638  O'Charley's, Inc. (b)                   102,285
     2,830  P.F. Chang's China Bistro, Inc.         129,954
     3,717  Papa John's International, Inc.
               (b)                                   96,010
       955  Peet's Coffee & Tea, Inc. (b)            36,529
    11,725  Pinnacle Entertainment, Inc. (b)        150,080
     8,334  Red Robin Gourmet Burgers, Inc.
               (b)                                  169,180
    11,014  Ruby Tuesday, Inc. (b)                  133,269
    24,452  Ruth's Hospitality Group, Inc. (b)      111,501
     3,886  Shuffle Master, Inc. (b)                 36,567
     6,974  Texas Roadhouse, Inc. (b)               107,121
                                               ------------
                                                  2,339,457
                                               ------------

            HOUSEHOLD DURABLES -- 2.1%
     3,963  Blyth, Inc.                             158,996
     6,462  Helen of Troy Ltd. (b)                  165,750
    19,003  Kid Brands, Inc. (b)                    185,469
    15,490  La-Z-Boy, Inc. (b)                      120,357
     1,666  Meritage Homes Corp. (b)                 30,505
       614  National Presto Industries, Inc.         68,725
    41,165  Standard Pacific Corp. (b)              149,429
     4,703  Universal Electronics, Inc. (b)          99,045
                                               ------------
                                                    978,276
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.6%
    15,775  Central Garden & Pet Co., Class A
               (b)                                  164,849
     3,439  WD-40 Co.                               126,864
                                               ------------
                                                    291,713
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.5%
     5,405  Standex International Corp.             145,557
     5,166  Tredegar Corp.                           99,652
                                               ------------
                                                    245,209
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            INSURANCE -- 3.7%
     8,702  AMERISAFE, Inc. (b)                $    166,121
     3,924  Delphi Financial Group, Inc.,
               Class A                              106,223
     6,218  Employers Holdings, Inc.                100,669
     7,353  Horace Mann Educators Corp.             137,428
     3,351  Infinity Property & Casualty Corp.      173,414
    10,319  National Financial Partners Corp.
               (b)                                  142,402
     2,197  Navigators Group (The), Inc. (b)        100,996
     6,670  Presidential Life Corp.                  63,832
     2,838  ProAssurance Corp. (b)                  163,157
     1,732  RLI Corp.                                99,452
     3,111  Safety Insurance Group, Inc.            144,537
     8,026  Selective Insurance Group, Inc.         135,800
     2,887  Stewart Information Services Corp.       31,237
     4,199  Tower Group, Inc.                       101,952
     1,541  United Fire & Casualty Co.               30,866
                                               ------------
                                                  1,698,086
                                               ------------

            INTERNET & CATALOG RETAIL -- 0.4%
     5,466  HSN, Inc. (b)                           163,652
     1,699  NutriSystem, Inc.                        32,485
                                               ------------
                                                    196,137
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               1.7%
     6,948  comScore, Inc. (b)                      163,347
     7,548  InfoSpace, Inc. (b)                      63,705
     7,160  Knot Inc. (The) (b)                      64,726
    10,208  Liquidity Services, Inc. (b)            163,328
    10,057  Stamps.com, Inc. (b)                    160,510
    28,571  United Online, Inc.                     176,569
                                               ------------
                                                    792,185
                                               ------------

            IT SERVICES -- 1.6%
     3,611  CACI International, Inc., Class A
               (b)                                  180,983
     1,793  CSG Systems International, Inc.
               (b)                                   34,856
     1,976  Forrester Research, Inc. (b)             65,346
     4,429  Integral Systems, Inc. (b)               37,647
     1,592  MAXIMUS, Inc.                            96,523
     5,183  NCI, Inc., Class A (b)                   96,611
    31,277  StarTek, Inc. (b)                       127,610
     2,746  Wright Express Corp. (b)                103,552
                                               ------------
                                                    743,128
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               1.6%
     9,566  Arctic Cat, Inc. (b)                    127,323
    14,008  Callaway Golf Co.                        96,375
     7,412  JAKKS Pacific, Inc. (b)                 139,716
     2,008  Polaris Industries, Inc.                142,749
     7,801  RC2 Corp. (b)                           164,601


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            LEISURE EQUIPMENT & PRODUCTS
               (CONTINUED)

     4,792  Sturm, Ruger & Co., Inc.           $     75,043
                                               ------------
                                                    745,807
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               1.1%
    23,072  Cambrex Corp. (b)                       104,516
     1,512  Dionex Corp. (b)                        134,916
    17,535  Kendle International, Inc. (b)          159,744
     5,652  PAREXEL International Corp. (b)         121,518
                                               ------------
                                                    520,694
                                               ------------

            MACHINERY -- 2.5%
     3,455  Albany International Corp.,
               Class A                               70,482
       807  Badger Meter, Inc.                       33,515
     3,716  Barnes Group, Inc.                       67,594
     3,439  Briggs & Stratton Corp.                  60,526
     2,069  CIRCOR International, Inc.               72,580
     1,692  CLARCOR, Inc.                            67,105
     1,965  ESCO Technologies, Inc.                  67,360
    12,128  Federal Signal Corp.                     68,523
     2,029  John Bean Technologies Corp.             34,696
     1,889  Kaydon Corp.                             65,869
     1,509  Lindsay Corp.                            86,994
    13,323  Lydall, Inc. (b)                         98,990
     3,702  Mueller Industries, Inc.                108,839
     2,325  Toro (The) Co.                          131,967
     2,880  Watts Water Technologies, Inc.,
               Class A                              101,290
                                               ------------
                                                  1,136,330
                                               ------------

            MEDIA -- 0.4%
     2,337  Arbitron, Inc.                           59,173
    16,591  E.W. Scripps (The) Co., Class A
               (b)                                  145,005
                                               ------------
                                                    204,178
                                               ------------

            METALS & MINING -- 1.0%
     1,248  AMCOL International Corp.                34,620
     5,746  Brush Engineered Materials, Inc.
               (b)                                  190,480
     4,964  Century Aluminum Co. (b)                 67,113
     2,292  Kaiser Aluminum Corp.                   103,117
     1,422  Olympic Steel, Inc.                      31,881
     1,067  RTI International Metals, Inc. (b)       33,184
                                               ------------
                                                    460,395
                                               ------------

            MULTILINE RETAIL -- 0.6%
    11,080  Fred's, Inc., Class A                   132,739
    34,261  Tuesday Morning Corp. (b)               164,110
                                               ------------
                                                    296,849
                                               ------------

            MULTI-UTILITIES -- 0.8%
     6,261  Avista Corp.                            136,740
     2,220  CH Energy Group, Inc.                   100,899



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            MULTI-UTILITIES (CONTINUED)
     4,587  NorthWestern Corp.                 $    136,555
                                               ------------
                                                    374,194
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.8%
     5,684  Holly Corp.                             186,037
     8,151  Penn Virginia Corp.                     120,798
     3,553  Petroleum Development Corp. (b)         110,889
    10,734  PetroQuest Energy, Inc. (b)              59,896
     6,657  Stone Energy Corp. (b)                  104,049
     4,656  Swift Energy Co. (b)                    148,294
     3,770  World Fuel Services Corp.               106,427
                                               ------------
                                                    836,390
                                               ------------

            PAPER & FOREST PRODUCTS -- 1.7%
    11,110  Buckeye Technologies, Inc.              200,536
     2,148  Clearwater Paper Corp. (b)              173,451
       730  Deltic Timber Corp.                      34,076
     8,601  Neenah Paper, Inc.                      132,025
     1,682  Schweitzer-Mauduit International,
               Inc.                                 107,951
    15,771  Wausau Paper Corp.                      133,107
                                               ------------
                                                    781,146
                                               ------------

            PERSONAL PRODUCTS -- 0.3%
     4,819  Medifast, Inc. (b)                      115,078
                                               ------------

            PHARMACEUTICALS -- 0.9%
     5,620  Par Pharmaceutical Cos., Inc. (b)       182,706
     2,469  Salix Pharmaceuticals Ltd. (b)           93,402
     8,769  ViroPharma, Inc. (b)                    143,461
                                               ------------
                                                    419,569
                                               ------------

            PROFESSIONAL SERVICES -- 0.8%
     3,641  Administaff, Inc.                        95,431
     5,749  Dolan (The) Co. (b)                      61,514
       973  Exponent, Inc. (b)                       31,058
     2,786  Kelly Services, Inc., Class A (b)        41,372
    12,451  On Assignment, Inc. (b)                  70,348
    10,877  SFN Group, Inc. (b)                      82,448
                                               ------------
                                                    382,171
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               2.1%
     5,161  Acadia Realty Trust                      98,472
     3,648  BioMed Realty Trust, Inc.                66,941
     1,514  Entertainment Properties Trust           69,992
     6,113  Extra Space Storage, Inc.                99,031
     2,632  Franklin Street Properties Corp.         35,137
     1,397  Healthcare Realty Trust, Inc.            33,724
     1,236  Home Properties, Inc.                    67,300
       986  Kilroy Realty Corp.                      33,692
     1,397  LaSalle Hotel Properties                 33,095
     1,281  LTC Properties, Inc.                     35,676
     3,223  Medical Properties Trust, Inc.           36,065


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
     1,122  Mid-America Apartment Communities,
               Inc.                            $     68,476
     3,905  National Retail Properties, Inc.        105,825
       862  Sovran Self Storage, Inc.                33,678
     1,387  Tanger Factory Outlet Centers,
               Inc.                                  66,465
     3,616  Urstadt Biddle Properties, Inc.,
               Class A                               69,463
                                               ------------
                                                    953,032
                                               ------------

            ROAD & RAIL -- 0.4%
     4,396  Heartland Express, Inc.                  65,544
     1,691  Knight Transportation, Inc.              30,218
     3,857  Old Dominion Freight Line, Inc.
               (b)                                  108,189
                                               ------------
                                                    203,951
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.7%
     8,197  Actel Corp. (b)                         170,989
    10,998  ATMI, Inc. (b)                          194,335
    14,613  Brooks Automation, Inc. (b)              99,222
     4,063  Cabot Microelectronics Corp. (b)        156,954
     5,192  Cohu, Inc.                               74,505
     1,763  Cymer, Inc. (b)                          65,143
    10,393  Cypress Semiconductor Corp. (b)         146,541
     1,913  Diodes, Inc. (b)                         42,048
     4,669  DSP Group, Inc. (b)                      33,430
     3,340  FEI Co. (b)                              72,678
     1,372  Hittite Microwave Corp. (b)              70,891
    26,401  Kulicke & Soffa Industries, Inc.
               (b)                                  164,214
     6,630  Micrel, Inc.                             78,963
     1,906  Microsemi Corp. (b)                      38,120
     9,089  MKS Instruments, Inc. (b)               187,688
    11,800  Rudolph Technologies, Inc. (b)           87,556
     5,689  Sigma Designs, Inc. (b)                  64,912
     1,433  Standard Microsystems Corp. (b)          34,593
     1,478  Supertex, Inc. (b)                       34,718
    17,023  TriQuint Semiconductor, Inc. (b)        175,337
     3,823  Ultratech, Inc. (b)                      69,999
     1,136  Varian Semiconductor Equipment
                Associates, Inc. (b)                 37,113
     1,875  Veeco Instruments, Inc. (b)              78,469
                                               ------------
                                                  2,178,418
                                               ------------

            SOFTWARE -- 4.0%
     5,023  CommVault Systems, Inc. (b)             145,315
     2,644  Concur Technologies, Inc. (b)           136,483
     6,969  Ebix, Inc. (b)                          172,134
     3,757  Epicor Software Corp. (b)                35,316
     5,332  EPIQ Systems, Inc.                       62,491
     1,857  Interactive Intelligence, Inc. (b)       45,887
     2,578  JDA Software Group, Inc. (b)             65,224
     2,227  Manhattan Associates, Inc. (b)           68,547
     1,132  MicroStrategy, Inc., Class A (b)        102,593



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            SOFTWARE (CONTINUED)
     7,968  NetScout Systems, Inc. (b)         $    187,009
    16,761  Phoenix Technologies Ltd. (b)            69,055
     1,975  Progress Software Corp. (b)              73,806
     9,557  Radiant Systems, Inc. (b)               186,457
     3,288  Smith Micro Software, Inc. (b)           39,982
    11,488  Sonic Solutions (b)                     137,511
     5,667  Sourcefire, Inc. (b)                    133,685
     3,382  Taleo Corp., Class A (b)                 97,030
     4,864  Tyler Technologies, Inc. (b)             99,274
                                               ------------
                                                  1,857,799
                                               ------------

            SPECIALTY RETAIL -- 6.3%
     2,436  Big 5 Sporting Goods Corp.               32,935
    11,398  Brown Shoe Co., Inc.                    133,927
     3,444  Cabela's, Inc. (b)                       63,852
     6,107  Cato (The) Corp., Class A               161,530
     2,011  Children's Place Retail Stores
               (The), Inc. (b)                       88,605
    12,396  Christopher & Banks Corp.                73,880
    11,749  Finish Line (The), Inc., Class A        179,760
     4,375  Genesco, Inc. (b)                       143,325
     3,282  Group 1 Automotive, Inc. (b)            115,723
    11,983  Haverty Furniture Cos., Inc.            128,098
     3,930  Hibbett Sports, Inc. (b)                105,914
    21,826  Hot Topic, Inc.                         125,063
     3,668  Jo-Ann Stores, Inc. (b)                 158,641
     3,835  Jos. A. Bank Clothiers, Inc. (b)        167,206
     6,816  Lithia Motors, Inc., Class A             74,294
     2,661  Lumber Liquidators Holdings, Inc.
               (b)                                   64,077
     4,122  Men's Wearhouse (The), Inc.             100,742
     3,544  Monro Muffler Brake, Inc.               169,191
     2,497  OfficeMax, Inc. (b)                      44,197
    12,357  Pep Boys-Manny, Moe & Jack (The)        144,453
    13,300  Sonic Automotive, Inc., Class A
               (b)                                  145,236
    12,571  Stage Stores, Inc.                      167,571
    14,806  Stein Mart, Inc. (b)                    139,028
     6,179  Zumiez, Inc. (b)                        162,013
                                               ------------
                                                  2,889,261
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               3.1%
     3,724  Carter's, Inc. (b)                       92,728
    12,561  Crocs, Inc. (b)                         174,975
     2,617  Deckers Outdoor Corp. (b)               152,048
     7,471  Iconix Brand Group, Inc. (b)            130,742
     5,665  Maidenform Brands, Inc. (b)             151,595
     5,498  Oxford Industries, Inc.                 126,619
     5,983  Perry Ellis International, Inc.
               (b)                                  134,498
    16,719  Quiksilver, Inc. (b)                     69,718
     6,957  Skechers U.S.A., Inc., Class A (b)      135,244
     3,980  Steven Madden, Ltd. (b)                 168,354


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            TEXTILES, APPAREL & LUXURY GOODS
               (CONTINUED)
     1,709  Volcom, Inc. (b)                   $     29,344
     2,253  Wolverine World Wide, Inc.               65,607
                                               ------------
                                                  1,431,472
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.4%
     6,298  Bank Mutual Corp.                        30,356
     3,275  Brookline Bancorp, Inc.                  31,899
     7,080  Dime Community Bancshares, Inc.         103,297
                                               ------------
                                                    165,552
                                               ------------
            TOBACCO -- 0.4%
    39,379  Alliance One International, Inc.
               (b)                                  174,055
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.5%
     1,068  Applied Industrial Technologies,
               Inc.                                  32,478
     6,421  Lawson Products, Inc.                   118,339
     1,174  Watsco, Inc.                             65,709
                                               ------------
                                                    216,526
                                               ------------

            WATER UTILITIES -- 0.2%
     1,827  American States Water Co.                68,238
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.4%
    10,195  USA Mobility, Inc.                      171,582
                                               ------------

            TOTAL COMMON STOCKS -- 100.0%
             (Cost $42,123,521)                  45,910,881

            MONEY MARKET FUND -- 0.1%
    37,552  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               37,552
              (Cost $37,552)                   ------------

            TOTAL INVESTMENTS -- 100.1%          45,948,433
             (Cost $42,161,073) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (25,910)
                                               ------------
            NET ASSETS -- 100.0%               $ 45,922,523
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,851,884 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,064,524.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $45,910,881      $ --           $ --
Money Market Fund          37,552        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $45,948,433      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 3.2%
     6,766  General Dynamics Corp.             $    460,900
     7,530  L-3 Communications Holdings, Inc.       543,591
     2,981  Lockheed Martin Corp.                   212,515
     8,975  Northrop Grumman Corp.                  567,310
     9,297  Raytheon Co.                            428,406
                                               ------------
                                                  2,212,722
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.5%
     3,819  FedEx Corp.                             335,003
                                               ------------

            BEVERAGES -- 1.0%
     2,991  Dr. Pepper Snapple Group, Inc.          109,321
    11,524  Molson Coors Brewing Co., Class B       544,279
                                               ------------
                                                    653,600
                                               ------------

            BIOTECHNOLOGY -- 1.3%
     7,711  Amgen, Inc. (b)                         440,992
     6,806  Cephalon, Inc. (b)                      452,191
                                               ------------
                                                    893,183
                                               ------------

            CAPITAL MARKETS -- 1.5%
     2,939  Goldman Sachs Group (The), Inc.         473,032
    17,220  Morgan Stanley                          428,261
     2,821  State Street Corp.                      117,805
                                               ------------
                                                  1,019,098
                                               ------------

            CHEMICALS -- 0.7%
    11,890  Dow Chemical (The) Co.                  366,569
     1,436  Eastman Chemical Co.                    112,826
                                               ------------
                                                    479,395
                                               ------------

            COMMERCIAL BANKS -- 1.1%
     1,299  M&T Bank Corp.                           97,100
     8,187  PNC Financial Services Group, Inc.      441,279
     8,456  Wells Fargo & Co.                       220,533
                                               ------------
                                                    758,912
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.4%
     5,724  Avery Dennison Corp.                    208,067
     7,713  Cintas Corp.                            211,876
     4,756  Iron Mountain, Inc.                     103,633
    12,529  R.R. Donnelley & Sons Co.               231,160
     5,945  Waste Management, Inc.                  212,356
                                               ------------
                                                    967,092
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.2%
     9,595  Harris Corp.                            433,598
    57,044  Tellabs, Inc.                           389,040
                                               ------------
                                                    822,638
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.8%
    10,102  Hewlett-Packard Co.                     424,890



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMPUTERS & PERIPHERALS
               (CONTINUED)
     7,318  Lexmark International, Inc.,
               Class A (b)                     $    278,304
    14,848  SanDisk Corp. (b)                       557,988
                                               ------------
                                                  1,261,182
                                               ------------

            CONSTRUCTION & ENGINEERING -- 0.8%
     4,290  Fluor Corp.                             206,735
     2,745  Jacobs Engineering Group, Inc. (b)      105,985
    11,137  Quanta Services, Inc. (b)               218,953
                                               ------------
                                                    531,673
                                               ------------

            CONSUMER FINANCE -- 1.4%
    10,745  Capital One Financial Corp.             400,466
    12,739  Discover Financial Services             224,844
    28,269  SLM Corp. (b)                           336,401
                                               ------------
                                                    961,711
                                               ------------

            CONTAINERS & PACKAGING -- 0.6%
     3,346  Bemis Co., Inc.                         106,269
    14,524  Sealed Air Corp.                        336,231
                                               ------------
                                                    442,500
                                               ------------

            DISTRIBUTORS -- 0.2%
     2,383  Genuine Parts Co.                       114,050
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               0.4%
    25,213  H&R Block, Inc.                         297,261
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               1.8%
     8,104  Bank of America Corp.                    92,710
     8,577  JPMorgan Chase & Co.                    322,752
    16,804  NASDAQ OMX Group (The), Inc. (b)        353,220
    14,875  NYSE Euronext                           455,770
                                               ------------
                                                  1,224,452
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 1.8%
    19,027  AT&T, Inc.                              542,269
    13,791  CenturyLink, Inc.                       570,672
     3,260  Verizon Communications, Inc.            105,852
                                               ------------
                                                  1,218,793
                                               ------------

            ELECTRIC UTILITIES -- 7.6%
    22,193  Allegheny Energy, Inc.                  514,878
    11,730  American Electric Power Co., Inc.       439,171
    11,998  Duke Energy Corp.                       218,484
    15,824  Edison International                    583,906
     5,553  Entergy Corp.                           413,865
     9,981  Exelon Corp.                            407,424
    11,027  FirstEnergy Corp.                       400,501
     7,814  NextEra Energy, Inc.                    430,082


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ELECTRIC UTILITIES (CONTINUED)
     7,186  Northeast Utilities                $    224,778
    22,848  Pepco Holdings, Inc.                    440,052
    10,298  Pinnacle West Capital Corp.             423,866
     3,902  PPL Corp.                               104,964
     9,567  Progress Energy, Inc.                   430,515
     5,706  Southern Co.                            216,086
                                               ------------
                                                  5,248,572
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 0.5%
    14,746  Jabil Circuit, Inc.                     226,203
     5,076  Molex, Inc.                             103,043
                                               ------------
                                                    329,246
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 0.5%
    18,079  Nabors Industries Ltd. (b)              377,851
                                               ------------

            FOOD & STAPLES RETAILING -- 2.3%
    17,292  CVS Caremark Corp.                      520,835
    47,197  SUPERVALU, Inc.                         509,256
     3,725  Sysco Corp.                             109,738
     6,343  Walgreen Co.                            214,901
     3,970  Wal-Mart Stores, Inc.                   215,055
                                               ------------
                                                  1,569,785
                                               ------------

            FOOD PRODUCTS -- 3.4%
    17,048  Archer-Daniels-Midland Co.              568,039
     2,972  Campbell Soup Co.                       107,735
     9,685  ConAgra Foods, Inc.                     217,816
    41,624  Dean Foods Co. (b)                      432,889
     2,908  General Mills, Inc.                     109,166
     4,764  Hormel Foods Corp.                      218,763
     5,394  J.M. Smucker (The) Co.                  346,726
     3,443  Kraft Foods, Inc., Class A              111,106
     7,911  Sara Lee Corp.                          113,365
     6,632  Tyson Foods, Inc., Class A              103,128
                                               ------------
                                                  2,328,733
                                               ------------

            GAS UTILITIES -- 0.8%
     7,126  Nicor, Inc.                             339,411
     4,718  ONEOK, Inc.                             235,051
                                               ------------
                                                    574,462
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               0.8%
     4,406  Becton, Dickinson & Co.                 332,741
     1,305  C. R. Bard, Inc.                        108,472
     3,323  DENTSPLY International, Inc.            104,309
                                               ------------
                                                    545,522
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.4%
    17,215  Aetna, Inc.                             514,040
    25,275  Coventry Health Care, Inc. (b)          591,941



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            HEALTH CARE PROVIDERS & SERVICES
               (CONTINUED)
    10,832  Humana, Inc. (b)                   $    631,397
     3,439  McKesson Corp.                          226,905
     3,708  Patterson Cos., Inc.                    102,526
     8,420  Quest Diagnostics, Inc.                 413,759
     9,608  WellPoint, Inc. (b)                     522,099
                                               ------------
                                                  3,002,667
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               1.0%
    11,122  Carnival Corp.                          480,137
     4,967  Darden Restaurants, Inc.                227,041
                                               ------------
                                                    707,178
                                               ------------

            HOUSEHOLD DURABLES -- 1.3%
     4,316  Fortune Brands, Inc.                    233,280
     9,336  Leggett & Platt, Inc.                   190,268
     5,965  Newell Rubbermaid, Inc.                 105,282
     5,249  Whirlpool Corp.                         398,031
                                               ------------
                                                    926,861
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.3%
     1,633  Kimberly-Clark Corp.                    103,434
     1,772  Procter & Gamble (The) Co.              112,646
                                               ------------
                                                    216,080
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 2.0%
    28,767  AES (The) Corp. (b)                     343,478
    16,879  Constellation Energy Group, Inc.        510,421
    26,137  NRG Energy, Inc. (b)                    520,388
                                               ------------
                                                  1,374,287
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.9%
    13,076  General Electric Co.                    209,477
    11,570  Tyco International Ltd.                 442,900
                                               ------------
                                                    652,377
                                               ------------

            INSURANCE -- 7.1%
     9,342  ACE Ltd.                                555,102
     8,022  Assurant, Inc.                          317,190
     9,549  Chubb (The) Corp.                       554,033
    14,731  Cincinnati Financial Corp.              433,681
    14,227  Hartford Financial Services Group
               (The), Inc.                          341,163
     8,883  Lincoln National Corp.                  217,456
     8,615  Loews Corp.                             340,120
     8,198  Principal Financial Group, Inc.         220,034
     5,091  Progressive (The) Corp.                 107,726
     7,844  Prudential Financial, Inc.              412,437
     6,144  Torchmark Corp.                         351,928
    10,445  Travelers (The) Cos., Inc.              576,564
    19,186  Unum Group                              430,150
                                               ------------
                                                  4,857,584
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            INTERNET SOFTWARE & SERVICES --
               0.4%
    14,996  Yahoo!, Inc. (b)                   $    247,584
                                               ------------

            IT SERVICES -- 2.1%
    11,830  Computer Sciences Corp.                 580,262
    20,432  SAIC, Inc. (b)                          317,513
    35,707  Total System Services, Inc.             557,386
                                               ------------
                                                  1,455,161
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.5%
    25,296  Eastman Kodak Co. (b)                   119,144
     9,058  Mattel, Inc.                            211,323
                                               ------------
                                                    330,467
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.7%
     4,591  PerkinElmer, Inc.                       107,659
     6,819  Thermo Fisher Scientific, Inc. (b)      350,633
                                               ------------
                                                    458,292
                                               ------------

            MACHINERY -- 0.7%
     2,576  Eaton Corp.                             228,826
     2,260  Illinois Tool Works, Inc.               103,282
     1,516  Parker Hannifin Corp.                   116,050
                                               ------------
                                                    448,158
                                               ------------

            MEDIA -- 5.5%
    30,099  Comcast Corp., Class A                  619,437
    44,496  Gannett Co., Inc.                       527,278
     6,379  Meredith Corp.                          216,567
    42,185  New York Times (The) Co., Class A
               (b)                                  323,559
    25,001  News Corp., Class A                     361,515
     6,048  Time Warner Cable, Inc.                 349,998
    17,755  Time Warner, Inc.                       577,215
     6,418  Walt Disney (The) Co.                   231,754
     1,362  Washington Post (The) Co., Class B      547,728
                                               ------------
                                                  3,755,051
                                               ------------

            METALS & MINING -- 0.6%
    23,643  AK Steel Holding Corp.                  297,665
     8,773  Alcoa, Inc.                             115,190
                                               ------------
                                                    412,855
                                               ------------

            MULTILINE RETAIL -- 2.9%
    12,781  Big Lots, Inc. (b)                      400,940
     2,406  Family Dollar Stores, Inc.              111,085
    12,013  J. C. Penney Co., Inc.                  374,565
    14,141  Macy's, Inc.                            334,293
     5,891  Sears Holdings Corp. (b)                424,034
     6,110  Target Corp.                            317,354
                                               ------------
                                                  1,962,271
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            MULTI-UTILITIES -- 7.8%
    19,161  Ameren Corp.                       $    555,286
    13,517  CenterPoint Energy, Inc.                223,841
    23,584  CMS Energy Corp.                        433,474
     6,771  Consolidated Edison, Inc.               336,654
     9,734  Dominion Resources, Inc.                423,040
    11,848  DTE Energy Co.                          554,012
     4,082  Integrys Energy Group, Inc.             217,122
    24,424  NiSource, Inc.                          422,779
     7,189  PG&E Corp.                              343,778
    12,847  Public Service Enterprise Group,
               Inc.                                 415,600
     8,098  SCANA Corp.                             330,722
     6,069  Sempra Energy                           324,570
    18,852  TECO Energy, Inc.                       331,607
     1,838  Wisconsin Energy Corp.                  109,435
    14,215  Xcel Energy, Inc.                       339,170
                                               ------------
                                                  5,361,090
                                               ------------

            OFFICE ELECTRONICS -- 0.3%
    20,530  Xerox Corp.                             240,201
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 9.5%
    10,844  Cabot Oil & Gas Corp.                   314,259
    18,763  Chesapeake Energy Corp.                 407,157
     6,714  Chevron Corp.                           554,643
     9,476  ConocoPhillips                          562,874
     8,406  Devon Energy Corp.                      546,558
    17,164  El Paso Corp.                           227,595
     6,878  Exxon Mobil Corp.                       457,181
     9,205  Hess Corp.                              580,191
    16,441  Marathon Oil Corp.                      584,806
     8,788  Murphy Oil Corp.                        572,626
    18,055  QEP Resources, Inc.                     596,357
     9,423  Spectra Energy Corp.                    223,985
    15,905  Tesoro Corp.                            206,129
    18,647  Valero Energy Corp.                     334,714
    17,086  Williams (The) Cos., Inc.               367,691
                                               ------------
                                                  6,536,766
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.4%
     9,770  International Paper Co.                 246,986
                                               ------------

            PHARMACEUTICALS -- 3.5%
     2,034  Abbott Laboratories                     104,385
    11,634  Eli Lilly & Co.                         409,517
     3,435  Forest Laboratories, Inc. (b)           113,527
     5,270  Johnson & Johnson                       335,541
    42,669  King Pharmaceuticals, Inc. (b)          603,340
    14,784  Merck & Co., Inc.                       536,363
    19,016  Pfizer, Inc.                            330,878
                                               ------------
                                                  2,433,551
                                               ------------

            PROFESSIONAL SERVICES -- 0.3%
     6,811  Equifax, Inc.                           225,648
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE OPPORTUNITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS --
               0.2%
     6,741  Weyerhaeuser Co.                   $    109,339
                                               ------------

            ROAD & RAIL -- 0.8%
     1,921  CSX Corp.                               118,045
     1,785  Norfolk Southern Corp.                  109,760
     7,634  Ryder System, Inc.                      333,988
                                               ------------
                                                    561,793
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 4.1%
    76,537  Advanced Micro Devices, Inc. (b)        561,016
    28,299  Intel Corp.                             567,961
    71,603  LSI Corp. (b)                           375,200
    75,476  Micron Technology, Inc. (b)             624,186
    16,640  National Semiconductor Corp.            227,968
    15,659  Texas Instruments, Inc.                 463,037
                                               ------------
                                                  2,819,368
                                               ------------

            SOFTWARE -- 1.0%
    10,061  CA, Inc.                                233,516
    12,455  Compuware Corp. (b)                     124,675
    21,523  Symantec Corp. (b)                      348,242
                                               ------------
                                                    706,433
                                               ------------

            SPECIALTY RETAIL -- 3.2%
     9,139  AutoNation, Inc. (b)                    212,208
    27,609  GameStop Corp., Class A (b)             542,793
    29,194  Gap (The), Inc.                         554,978
     3,354  Home Depot (The), Inc.                  103,571
    14,648  Lowe's Cos., Inc.                       312,442
    19,924  RadioShack Corp.                        401,070
     5,079  Staples, Inc.                           103,967
                                               ------------
                                                  2,231,029
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.3%
     2,623  VF Corp.                                218,339
                                               ------------

            TOBACCO -- 0.3%
     1,323  Lorillard, Inc.                         112,905
     1,789  Reynolds American, Inc.                 116,106
                                               ------------
                                                    229,011
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.2%
    40,629  MetroPCS Communications, Inc. (b)       422,948
    91,788  Sprint Nextel Corp. (b)                 378,166
                                               ------------
                                                    801,114
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         68,694,977
             (Cost $65,383,780)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            MONEY MARKET FUND -- 0.1%
    45,646  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                         $     45,646
              (Cost $45,646)                   ------------

            TOTAL INVESTMENTS -- 100.0%          68,740,623
             (Cost $65,429,426) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                      7,149
                                               ------------
            NET ASSETS -- 100.0%               $ 68,747,772
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,400,863 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,089,666.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $68,694,977      $ --           $ --
Money Market Fund          45,646        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $68,740,623      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)



SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           COMMON STOCKS -- 100.1%
           AEROSPACE & DEFENSE -- 1.2%
    3,164  Boeing (The) Co.                    $    223,505
    2,857  Goodrich Corp.                           234,474
    2,326  Honeywell International, Inc.            109,578
      804  Precision Castparts Corp.                109,810
                                               ------------
                                                    677,367
                                               ------------

           AIR FREIGHT & LOGISTICS -- 2.4%
    7,530  C.H. Robinson Worldwide, Inc.            530,714
   11,388  Expeditors International of
              Washington, Inc.                      562,112
    3,157  United Parcel Service, Inc.,
              Class B                               212,592
                                               ------------
                                                  1,305,418
                                               ------------

           AUTOMOBILES -- 1.5%
   43,007  Ford Motor Co. (b)                       607,689
    7,405  Harley-Davidson, Inc.                    227,185
                                               ------------
                                                    834,874
                                               ------------

           BEVERAGES -- 1.1%
    1,747  Coca-Cola (The) Co.                      107,126
   16,980  Coca-Cola Enterprises, Inc.              407,690
    1,536  PepsiCo, Inc.                            100,301
                                               ------------
                                                    615,117
                                               ------------

           BIOTECHNOLOGY -- 0.8%
    1,820  Biogen Idec, Inc. (b)                    114,132
    4,332  Genzyme Corp. (b)                        312,467
                                               ------------
                                                    426,599
                                               ------------

           CAPITAL MARKETS -- 2.1%
   11,121  Ameriprise Financial, Inc.               574,845
    1,970  Franklin Resources, Inc.                 225,959
    4,812  Invesco Ltd.                             110,676
    6,946  Legg Mason, Inc.                         215,534
                                               ------------
                                                  1,127,014
                                               ------------

           CHEMICALS -- 6.0%
    2,542  Air Products and Chemicals, Inc.         215,994
    3,100  Airgas, Inc.                             219,883
    1,070  CF Industries Holdings, Inc.             131,107
   11,798  E.I. du Pont de Nemours & Co.            557,809
    4,149  Ecolab, Inc.                             204,629
    4,480  FMC Corp.                                327,488
    8,680  International Flavors & Fragrances,
              Inc.                                  435,389
    5,784  PPG Industries, Inc.                     443,633
    1,133  Praxair, Inc.                            103,488
    4,078  Sherwin-Williams (The) Co.               297,571
    5,078  Sigma-Aldrich Corp.                      322,047
                                               ------------
                                                  3,259,038
                                               ------------

           COMMERCIAL SERVICES & SUPPLIES --
              1.0%
    6,905  Republic Services, Inc.                  205,838



SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           COMMERCIAL SERVICES & SUPPLIES
              (CONTINUED)
    4,413  Stericycle, Inc. (b)                $    316,589
                                               ------------
                                                    522,427
                                               ------------

           COMMUNICATIONS EQUIPMENT -- 1.1%
   33,989  JDS Uniphase Corp. (b)                   357,224
    6,937  Juniper Networks, Inc. (b)               224,690
                                               ------------
                                                    581,914
                                               ------------

           COMPUTERS & PERIPHERALS -- 2.6%
    1,854  Apple, Inc. (b)                          557,813
   15,093  EMC Corp. (b)                            317,104
   10,573  NetApp, Inc. (b)                         563,012
                                               ------------
                                                  1,437,929
                                               ------------
           CONSUMER FINANCE -- 0.2%
    2,430  American Express Co.                     100,748
                                               ------------

           CONTAINERS & PACKAGING -- 1.8%
    8,944  Ball Corp.                               575,636
   12,768  Pactiv Corp. (b)                         423,642
                                               ------------
                                                    999,278
                                               ------------

           DIVERSIFIED CONSUMER SERVICES --
              0.1%
    1,991  Apollo Group, Inc., Class A (b)           74,623
                                               ------------

           DIVERSIFIED FINANCIAL SERVICES --
              0.6%
    4,328  Leucadia National Corp. (b)              110,018
    8,431  Moody's Corp.                            228,143
                                               ------------
                                                    338,161
                                               ------------

           DIVERSIFIED TELECOMMUNICATION
              SERVICES -- 0.8%
   34,267  Windstream Corp.                         433,820
                                               ------------

           ELECTRICAL EQUIPMENT -- 1.8%
    4,000  Emerson Electric Co.                     219,600
    6,821  Rockwell Automation, Inc.                425,426
    4,704  Roper Industries, Inc.                   326,599
                                               ------------
                                                    971,625
                                               ------------

           ELECTRONIC EQUIPMENT, INSTRUMENTS &
              COMPONENTS -- 1.4%
    6,310  Agilent Technologies, Inc. (b)           219,588
    8,599  Amphenol Corp., Class A                  431,068
    5,589  Corning, Inc.                            102,167
                                               ------------
                                                    752,823
                                               ------------

           ENERGY EQUIPMENT & SERVICES -- 2.2%
    4,903  Cameron International Corp. (b)          214,506
    4,488  FMC Technologies, Inc. (b)               323,585
    9,270  Halliburton Co.                          295,342
    2,298  National Oilwell Varco, Inc.             123,540


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           ENERGY EQUIPMENT & SERVICES
              (CONTINUED)
    6,935  Rowan Cos., Inc. (b)                $    228,162
                                               ------------
                                                  1,185,135
                                               ------------

           FOOD & STAPLES RETAILING -- 0.6%
    8,259  Whole Foods Market, Inc. (b)             328,295
                                               ------------

           FOOD PRODUCTS -- 1.6%
    4,444  H. J. Heinz Co.                          218,245
    2,146  Hershey (The) Co.                        106,206
    7,292  McCormick & Co., Inc.                    322,452
    3,699  Mead Johnson Nutrition Co.               217,575
                                               ------------
                                                    864,478
                                               ------------

           HEALTH CARE EQUIPMENT & SUPPLIES --
              1.0%
    1,793  Hospira, Inc. (b)                        106,648
    6,961  Varian Medical Systems, Inc. (b)         440,074
                                               ------------
                                                    546,722
                                               ------------

           HEALTH CARE PROVIDERS & SERVICES --
              3.3%
   11,770  CIGNA Corp.                              414,186
    6,101  DaVita, Inc. (b)                         437,747
    6,296  Express Scripts, Inc. (b)                305,482
    1,304  Laboratory Corp. of America
              Holdings (b)                          106,041
   14,994  UnitedHealth Group, Inc.                 540,534
                                               ------------
                                                  1,803,990
                                               ------------

           HOTELS, RESTAURANTS & LEISURE --
              5.0%
   11,754  Marriott International, Inc.,
              Class A                               435,486
    4,113  McDonald's Corp.                         319,868
    3,993  Starbucks Corp.                          113,720
    8,012  Starwood Hotels & Resorts
              Worldwide, Inc.                       433,770
   15,331  Wyndham Worldwide Corp.                  440,766
    4,852  Wynn Resorts Ltd.                        519,989
    9,143  Yum! Brands, Inc.                        453,127
                                               ------------
                                                  2,716,726
                                               ------------

           HOUSEHOLD DURABLES -- 1.2%
    3,060  Harman International Industries,
              Inc. (b)                              102,663
    8,592  Stanley Black & Decker, Inc.             532,446
                                               ------------
                                                    635,109
                                               ------------

           INDUSTRIAL CONGLOMERATES -- 0.4%
    2,428  3M Co.                                   204,486
                                               ------------

           INSURANCE -- 2.0%
    8,145  Aflac, Inc.                              455,224
    2,546  Berkshire Hathaway, Inc., Class B
              (b)                                   202,560



SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           INSURANCE (CONTINUED)
   19,442  XL Group PLC                        $    411,198
                                               ------------
                                                  1,068,982
                                               ------------

           INTERNET & CATALOG RETAIL -- 2.9%
    3,352  Amazon.com, Inc. (b)                     553,549
   14,928  Expedia, Inc.                            432,166
    1,512  priceline.com, Inc. (b)                  569,737
                                               ------------
                                                  1,555,452
                                               ------------

           INTERNET SOFTWARE & SERVICES -- 2.3%
   10,491  Akamai Technologies, Inc. (b)            542,070
    4,187  eBay, Inc. (b)                           124,814
      195  Google, Inc., Class A (b)                119,533
   13,269  VeriSign, Inc. (b)                       461,098
                                               ------------
                                                  1,247,515
                                               ------------

           IT SERVICES -- 2.2%
    8,165  Cognizant Technology Solutions
              Corp., Class A (b)                    532,276
    1,898  Fiserv, Inc. (b)                         103,479
   13,652  Teradata Corp. (b)                       537,343
                                               ------------
                                                  1,173,098
                                               ------------

           LEISURE EQUIPMENT & PRODUCTS -- 0.8%
    9,462  Hasbro, Inc.                             437,618
                                               ------------

           LIFE SCIENCES TOOLS & SERVICES --
              0.2%
    1,443  Waters Corp. (b)                         106,970
                                               ------------

           MACHINERY -- 4.5%
    5,354  Caterpillar, Inc.                        420,824
    5,812  Cummins, Inc.                            512,037
    2,515  Danaher Corp.                            109,051
    7,544  Deere & Co.                              579,379
    8,067  Dover Corp.                              428,358
      935  Flowserve Corp.                           93,500
    7,363  Pall Corp.                               314,179
                                               ------------
                                                  2,457,328
                                               ------------

           MEDIA -- 4.9%
   33,192  CBS Corp., Class B                       561,941
   12,644  DIRECTV, Class A (b)                     549,508
   12,088  Discovery Communications, Inc.,
              Class A (b)                           539,246
    6,368  McGraw-Hill (The) Cos., Inc.             239,755
    2,588  Omnicom Group, Inc.                      113,769
    8,851  Scripps Networks Interactive,
              Class A                               450,427
    5,819  Viacom, Inc., Class B                    224,555
                                               ------------
                                                  2,679,201
                                               ------------

           METALS & MINING -- 2.6%
    6,589  Cliffs Natural Resources, Inc.           429,603


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           METALS & MINING (CONTINUED)
    6,164  Freeport-McMoRan Copper & Gold,
              Inc.                             $    583,608
    6,706  Newmont Mining Corp.                     408,194
                                               ------------
                                                  1,421,405
                                               ------------

           MULTILINE RETAIL -- 0.8%
    1,939  Kohl's Corp. (b)                          99,277
    8,241  Nordstrom, Inc.                          317,361
                                               ------------
                                                    416,638
                                               ------------

           OIL, GAS & CONSUMABLE FUELS -- 1.8%
    1,044  Apache Corp.                             105,465
    2,803  Noble Energy, Inc.                       228,389
    6,256  Peabody Energy Corp.                     330,942
    4,714  Pioneer Natural Resources Co.            329,037
                                               ------------
                                                    993,833
                                               ------------

           PAPER & FOREST PRODUCTS -- 0.2%
    4,191  MeadWestvaco Corp.                       107,834
                                               ------------

           PERSONAL PRODUCTS -- 1.0%
    6,558  Avon Products, Inc.                      199,691
    4,848  Estee Lauder (The) Cos., Inc.,
              Class A                               345,032
                                               ------------
                                                    544,723
                                               ------------

           PHARMACEUTICALS -- 1.2%
    3,164  Allergan, Inc.                           229,105
    7,766  Bristol-Myers Squibb Co.                 208,905
    4,976  Watson Pharmaceuticals, Inc. (b)         232,131
                                               ------------
                                                    670,141
                                               ------------

           REAL ESTATE INVESTMENT TRUSTS --
              3.8%
    9,848  Apartment Investment & Management
              Co., Class A                          229,557
    2,025  AvalonBay Communities, Inc.              215,278
    3,688  Boston Properties, Inc.                  317,869
    6,444  Equity Residential                       313,372
    2,839  HCP, Inc.                                102,232
    2,160  Health Care REIT, Inc.                   110,376
    2,269  Simon Property Group, Inc.               217,869
    1,981  Ventas, Inc.                             106,102
    4,923  Vornado Realty Trust                     430,221
                                               ------------
                                                  2,042,876
                                               ------------

           REAL ESTATE MANAGEMENT &
              DEVELOPMENT -- 1.0%
   28,796  CB Richard Ellis Group, Inc., Class
              A (b)                                 528,407
                                               ------------

           ROAD & RAIL -- 0.6%
    3,746  Union Pacific Corp.                      328,449
                                               ------------



SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           SEMICONDUCTORS & SEMICONDUCTOR
              EQUIPMENT -- 5.7%
   17,455  Altera Corp.                        $    544,770
    9,768  Analog Devices, Inc.                     328,888
    5,949  Broadcom Corp., Class A                  242,362
    2,081  First Solar, Inc. (b)                    286,512
    8,701  KLA-Tencor Corp.                         310,800
    6,852  Linear Technology Corp.                  220,840
    9,748  Microchip Technology, Inc.               313,691
   11,532  Novellus Systems, Inc. (b)               336,850
   37,803  Teradyne, Inc. (b)                       424,906
    3,841  Xilinx, Inc.                             102,977
                                               ------------
                                                  3,112,596
                                               ------------

           SOFTWARE -- 6.5%
    9,589  Autodesk, Inc. (b)                       346,930
    2,526  BMC Software, Inc. (b)                   114,832
    7,714  Citrix Systems, Inc. (b)                 494,236
   12,016  Intuit, Inc. (b)                         576,768
    8,910  McAfee, Inc. (b)                         421,443
   15,686  Oracle Corp.                             461,168
   12,839  Red Hat, Inc. (b)                        542,576
    4,709  Salesforce.com, Inc. (b)                 546,574
                                               ------------
                                                  3,504,527
                                               ------------

           SPECIALTY RETAIL -- 7.8%
    5,356  Abercrombie & Fitch Co., Class A         229,558
    2,299  AutoZone, Inc. (b)                       546,311
    7,061  Bed Bath & Beyond, Inc. (b)              309,978
   10,315  Best Buy Co., Inc.                       443,339
   18,895  CarMax, Inc. (b)                         585,556
   19,656  Limited Brands, Inc.                     577,690
    9,894  O'Reilly Automotive, Inc. (b)            578,799
    5,613  Ross Stores, Inc.                        331,111
    6,524  Tiffany & Co.                            345,772
    6,870  TJX (The) Cos., Inc.                     315,264
                                               ------------
                                                  4,263,378
                                               ------------

           TEXTILES, APPAREL & LUXURY GOODS --
              2.1%
    9,803  Coach, Inc.                              490,150
    3,824  NIKE, Inc., Class B                      311,426
    3,411  Polo Ralph Lauren Corp.                  330,458
                                               ------------
                                                  1,132,034
                                               ------------

           TOBACCO -- 1.4%
   17,534  Altria Group, Inc.                       445,714
    5,471  Philip Morris International, Inc.        320,054
                                               ------------
                                                    765,768
                                               ------------

           TRADING COMPANIES & DISTRIBUTORS --
              1.2%
    1,922  Fastenal Co.                              98,944


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH OPPORTUNITIES ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES     DESCRIPTION                               VALUE
-------------------------------------------------------------

           COMMON STOCKS (CONTINUED)
           TRADING COMPANIES & DISTRIBUTORS
              (CONTINUED)
    4,420  W.W. Grainger, Inc.                 $    548,213
                                               ------------
                                                    647,157
                                               ------------

           WIRELESS TELECOMMUNICATION SERVICES
              -- 0.8%
    8,214  American Tower Corp., Class A (b)        423,925
                                               ------------
           TOTAL COMMON STOCKS -- 100.1%         54,373,571
            (Cost $48,580,199)

           MONEY MARKET FUND -- 0.0%
    7,557  Morgan Stanley Institutional
            Treasury Money Market Fund -
             0.05% (c)                                7,557
             (Cost $7,557)                     ------------

           TOTAL INVESTMENTS -- 100.1%           54,381,128
            (Cost $48,587,756) (d)
           NET OTHER ASSETS AND
            LIABILITIES -- (0.1)%                   (32,438)
                                               ------------
           NET ASSETS -- 100.0%                $ 54,348,690
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,886,109 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $92,737.


----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $54,373,571      $ --           $ --
Money Market Fund           7,557        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $54,381,128      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 99.9%
            AEROSPACE & DEFENSE -- 2.5%
     1,654  AAR Corp. (b)                      $     36,454
       576  Alliant Techsystems, Inc. (b)            43,914
        84  American Science & Engineering,
               Inc.                                   6,917
     1,322  Ceradyne, Inc. (b)                       31,477
       815  Curtiss-Wright Corp.                     25,167
       430  Esterline Technologies Corp. (b)         25,989
     1,169  General Dynamics Corp.                   79,632
     1,301  L-3 Communications Holdings, Inc.        93,919
       514  Lockheed Martin Corp.                    36,643
       520  Moog, Inc., Class A (b)                  19,552
     1,552  Northrop Grumman Corp.                   98,102
       402  Orbital Sciences Corp. (b)                6,529
     1,606  Raytheon Co.                             74,005
       464  Teledyne Technologies, Inc. (b)          19,289
                                               ------------
                                                    597,589
                                               ------------

            AIR FREIGHT & LOGISTICS -- 0.2%
       659  FedEx Corp.                              57,807
                                               ------------

            AIRLINES -- 0.4%
       850  Alaska Air Group, Inc. (b)               44,880
     4,194  JetBlue Airways Corp. (b)                29,274
     2,211  SkyWest, Inc.                            33,519
                                               ------------
                                                    107,673
                                               ------------

            AUTO COMPONENTS -- 0.2%
       887  Drew Industries, Inc. (b)                18,689
     1,329  Spartan Motors, Inc.                      6,751
     1,757  Standard Motor Products, Inc.            18,677
       356  Superior Industries International,
               Inc.                                   6,390
                                               ------------
                                                     50,507
                                               ------------

            AUTOMOBILES -- 0.1%
       840  Thor Industries, Inc.                    26,452
                                               ------------

            BEVERAGES -- 0.5%
       516  Dr. Pepper Snapple Group, Inc.           18,860
     1,993  Molson Coors Brewing Co., Class B        94,129
                                               ------------
                                                    112,989
                                               ------------

            BIOTECHNOLOGY -- 0.8%
     1,332  Amgen, Inc. (b)                          76,177
     1,176  Cephalon, Inc. (b)                       78,133
     1,364  Martek Biosciences Corp. (b)             29,940
                                               ------------
                                                    184,250
                                               ------------

            BUILDING PRODUCTS -- 0.4%
     3,373  Apogee Enterprises, Inc.                 35,383
       686  Gibraltar Industries, Inc. (b)            6,263
     1,012  Griffon Corp. (b)                        11,931
       239  Simpson Manufacturing Co., Inc.           6,353
       844  Universal Forest Products, Inc.          25,438
                                               ------------
                                                     85,368
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            CAPITAL MARKETS -- 1.2%
     1,370  Apollo Investment Corp.            $     15,056
       507  Goldman Sachs Group (The), Inc.          81,602
     2,170  Investment Technology Group, Inc.
               (b)                                   30,901
       617  Jefferies Group, Inc.                    14,765
     2,977  Morgan Stanley                           74,038
       636  Piper Jaffray Cos. (b)                   19,697
       554  Raymond James Financial, Inc.            15,634
       487  State Street Corp.                       20,337
       861  SWS Group, Inc.                           5,915
                                               ------------
                                                    277,945
                                               ------------

            CHEMICALS -- 2.4%
       919  A. Schulman, Inc.                        19,942
       998  American Vanguard Corp.                   7,355
       528  Arch Chemicals, Inc.                     18,749
     1,482  Ashland, Inc.                            76,516
     1,331  Cabot Corp.                              45,281
       851  Calgon Carbon Corp. (b)                  12,774
       248  Cytec Industries, Inc.                   12,281
     2,056  Dow Chemical (The) Co.                   63,387
       248  Eastman Chemical Co.                     19,485
     1,241  H.B. Fuller Co.                          25,614
       737  Minerals Technologies, Inc.              43,240
     1,392  Olin Corp.                               27,826
     1,024  OM Group, Inc. (b)                       34,068
     5,355  Penford Corp. (b)                        31,809
       569  Quaker Chemical Corp.                    20,723
     1,407  RPM International, Inc.                  29,139
       920  Sensient Technologies Corp.              29,725
       521  Stepan Co.                               35,136
       881  Valspar (The) Corp.                      28,280
                                               ------------
                                                    581,330
                                               ------------

            COMMERCIAL BANKS -- 1.9%
       943  Boston Private Financial Holdings,
               Inc.                                   5,385
       201  City Holding Co.                          6,372
       372  Commerce Bancshares, Inc.                13,704
       535  Community Bank System, Inc.              12,503
     1,137  East West Bancorp, Inc.                  20,045
     1,132  First Commonwealth Financial Corp.        6,588
     1,850  First Financial Bancorp                  31,154
     1,547  Fulton Financial Corp.                   14,449
       205  Hancock Holding Co.                       6,441
       303  Home Bancshares, Inc.                     6,233
       273  Independent Bank Corp.                    6,413
     3,322  International Bancshares Corp.           56,906
       224  M&T Bank Corp.                           16,744
       279  NBT Bancorp, Inc.                         6,152
       588  Old National Bancorp                      5,562
     1,414  PNC Financial Services Group, Inc.       76,215


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMERCIAL BANKS (CONTINUED)
       864  Prosperity Bancshares, Inc.        $     26,862
       709  S&T Bancorp, Inc.                        13,896
       218  Simmons First National Corp.,
               Class A                                5,927
       709  Sterling Bancorp                          6,657
       731  Susquehanna Bancshares, Inc.              5,775
       155  Tompkins Financial Corp.                  5,983
       644  Trustmark Corp.                          14,226
       347  UMB Financial Corp.                      12,860
       247  United Bankshares, Inc.                   6,600
     1,462  Wells Fargo & Co.                        38,129
       943  Wilshire Bancorp, Inc.                    6,328
       570  Wintrust Financial Corp.                 17,066
                                               ------------
                                                    451,175
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               2.0%
       572  ABM Industries, Inc.                     12,899
       989  Avery Dennison Corp.                     35,950
     3,145  Brink's (The) Co.                        74,222
     1,334  Cintas Corp.                             36,645
       413  Clean Harbors, Inc. (b)                  29,117
       446  Consolidated Graphics, Inc. (b)          20,761
     2,269  Deluxe Corp.                             46,378
     1,349  G&K Services, Inc., Class A              33,347
       529  Geo Group (The), Inc. (b)                13,569
       822  Iron Mountain, Inc.                      17,911
     1,206  Mobile Mini, Inc. (b)                    21,021
     2,166  R.R. Donnelley & Sons Co.                39,963
     2,114  Standard Register (The) Co.               6,786
       699  UniFirst Corp.                           32,175
       345  United Stationers, Inc. (b)              19,389
     1,027  Waste Management, Inc.                   36,684
                                               ------------
                                                    476,817
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 1.3%
     3,159  Arris Group, Inc. (b)                    29,410
       962  Black Box Corp.                          31,938
     1,128  Comtech Telecommunications Corp.         34,765
     1,134  DG Fastchannel, Inc. (b)                 26,706
     1,951  Digi International, Inc. (b)             18,847
     1,659  Harris Corp.                             74,970
     1,429  Tekelec (b)                              18,605
     9,863  Tellabs, Inc.                            67,266
                                               ------------
                                                    302,507
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.0%
     1,747  Hewlett-Packard Co.                      73,479
     7,115  Hutchinson Technology, Inc. (b)          24,262
     1,264  Lexmark International, Inc.,
               Class A (b)                           48,070



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMPUTERS & PERIPHERALS
               (CONTINUED)
     2,567  SanDisk Corp. (b)                  $     96,468
                                               ------------
                                                    242,279
                                               ------------

            CONSTRUCTION & ENGINEERING -- 1.5%
     2,313  Aecom Technology Corp. (b)               61,271
     1,150  Comfort Systems USA, Inc.                13,167
     2,471  Dycom Industries, Inc. (b)               26,440
     1,004  EMCOR Group, Inc. (b)                    25,953
       742  Fluor Corp.                              35,757
       617  Granite Construction, Inc.               14,919
       511  Insituform Technologies, Inc.,
               Class A (b)                           11,038
       475  Jacobs Engineering Group, Inc. (b)       18,340
     1,139  KBR, Inc.                                28,931
     1,926  Quanta Services, Inc. (b)                37,865
     1,904  URS Corp. (b)                            74,123
                                               ------------
                                                    347,804
                                               ------------

            CONSTRUCTION MATERIALS -- 0.0%
     1,713  Headwaters, Inc. (b)                      5,824
                                               ------------

            CONSUMER FINANCE -- 0.9%
     1,858  Capital One Financial Corp.              69,248
     2,203  Discover Financial Services              38,883
     1,231  EZCORP, Inc., Class A (b)                26,442
     1,719  Rewards Network, Inc. (b)                23,550
     4,888  SLM Corp. (b)                            58,167
                                               ------------
                                                    216,290
                                               ------------

            CONTAINERS & PACKAGING -- 1.1%
       579  Bemis Co., Inc.                          18,389
     1,436  Myers Industries, Inc.                   12,680
     2,422  Packaging Corp. of America               59,169
     1,126  Rock-Tenn Co., Class A                   64,013
     2,511  Sealed Air Corp.                         58,130
       839  Sonoco Products Co.                      28,107
       752  Temple-Inland, Inc.                      15,581
                                               ------------
                                                    256,069
                                               ------------

            DISTRIBUTORS -- 0.2%
     4,512  Audiovox Corp., Class A (b)              29,238
       411  Genuine Parts Co.                        19,670
                                               ------------
                                                     48,908
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.2%
       187  American Public Education, Inc.
               (b)                                    5,229
     3,369  Career Education Corp. (b)               59,092
    10,303  Corinthian Colleges, Inc. (b)            53,782
     4,359  H&R Block, Inc.                          51,393
       574  Hillenbrand, Inc.                        12,335
       793  Matthews International Corp.,
               Class A                               26,185


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            DIVERSIFIED CONSUMER SERVICES
               (CONTINUED)
     2,933  Regis Corp.                        $     59,980
       630  Universal Technical Institute,
               Inc.                                  12,190
                                               ------------
                                                    280,186
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.9%
     1,400  Bank of America Corp.                    16,016
     1,483  JPMorgan Chase & Co.                     55,805
     2,905  NASDAQ OMX Group (The), Inc. (b)         61,063
     2,572  NYSE Euronext                            78,806
                                               ------------
                                                    211,690
                                               ------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.9%
     3,290  AT&T, Inc.                               93,765
     2,384  CenturyLink, Inc.                        98,650
     1,237  General Communication, Inc.,
               Class A (b)                           12,927
       564  Verizon Communications, Inc.             18,313
                                               ------------
                                                    223,655
                                               ------------

            ELECTRIC UTILITIES -- 6.1%
     3,837  Allegheny Energy, Inc.                   89,018
       507  ALLETE, Inc.                             18,445
     2,028  American Electric Power Co., Inc.        75,928
     1,223  Central Vermont Public Service
               Corp.                                 24,729
     2,442  Cleco Corp.                              76,361
     1,073  DPL, Inc.                                28,005
     2,074  Duke Energy Corp.                        37,768
     2,736  Edison International                    100,958
       960  Entergy Corp.                            71,549
     1,726  Exelon Corp.                             70,455
     1,907  FirstEnergy Corp.                        69,262
     3,827  Great Plains Energy, Inc.                72,828
     1,245  Hawaiian Electric Industries, Inc.       28,062
     1,561  IDACORP, Inc.                            57,445
     1,350  NextEra Energy, Inc.                     74,304
     1,241  Northeast Utilities                      38,818
     4,267  NV Energy, Inc.                          58,287
     3,950  Pepco Holdings, Inc.                     76,077
     1,779  Pinnacle West Capital Corp.              73,224
     6,350  PNM Resources, Inc.                      74,867
       675  PPL Corp.                                18,158
     1,654  Progress Energy, Inc.                    74,430
       986  Southern Co.                             37,340
       658  UIL Holdings Corp.                       19,056
       739  Unisource Energy Corp.                   25,917
     2,316  Westar Energy, Inc.                      58,595
                                               ------------
                                                  1,449,886
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            ELECTRICAL EQUIPMENT -- 0.6%
       422  Brady Corp., Class A               $     12,977
       855  Hubbell, Inc., Class B                   46,187
       991  Powell Industries, Inc. (b)              30,582
       738  Regal-Beloit Corp.                       42,590
                                               ------------
                                                    132,336
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.8%
     4,748  Agilysys, Inc. (b)                       28,488
     2,099  Arrow Electronics, Inc. (b)              62,151
     2,077  Avnet, Inc. (b)                          61,853
     1,882  Benchmark Electronics, Inc. (b)          30,921
     1,766  Brightpoint, Inc. (b)                    13,227
       607  Checkpoint Systems, Inc. (b)             13,354
     2,566  CTS Corp.                                26,045
     1,000  Gerber Scientific, Inc. (b)               6,690
     4,290  Ingram Micro, Inc., Class A (b)          75,762
     1,579  Insight Enterprises, Inc. (b)            23,875
     2,550  Jabil Circuit, Inc.                      39,117
     2,719  Methode Electronics, Inc.                25,260
       877  Molex, Inc.                              17,803
       469  Park Electrochemical Corp.               12,663
       420  Plexus Corp. (b)                         12,747
       587  Rogers Corp. (b)                         20,897
       444  ScanSource, Inc. (b)                     13,293
       877  SYNNEX Corp. (b)                         25,468
     1,795  Tech Data Corp. (b)                      77,167
     7,472  Vishay Intertechnology, Inc. (b)         84,434
                                               ------------
                                                    671,215
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 2.0%
     1,449  Basic Energy Services, Inc. (b)          16,026
       855  Bristow Group, Inc. (b)                  33,157
     2,471  Exterran Holdings, Inc. (b)              62,195
     1,258  Helix Energy Solutions Group, Inc.
               (b)                                   15,964
     2,822  Matrix Service Co. (b)                   25,624
     3,126  Nabors Industries Ltd. (b)               65,333
     1,643  Patterson-UTI Energy, Inc.               31,891
     3,870  Pioneer Drilling Co. (b)                 23,839
       953  Pride International, Inc. (b)            28,895
       361  SEACOR Holdings, Inc. (b)                34,205
     1,614  Tidewater, Inc.                          74,454
     1,940  Unit Corp. (b)                           76,106
                                               ------------
                                                    487,689
                                               ------------

            FOOD & STAPLES RETAILING -- 1.8%
     1,045  BJ's Wholesale Club, Inc. (b)            43,608
       590  Casey's General Stores, Inc.             24,461
     2,990  CVS Caremark Corp.                       90,059
     1,618  Ruddick Corp.                            56,468
     2,128  Spartan Stores, Inc.                     31,814
     8,160  SUPERVALU, Inc.                          88,046


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            FOOD & STAPLES RETAILING
              (CONTINUED)
       643  Sysco Corp.                        $     18,943
       186  United Natural Foods, Inc. (b)            6,651
     1,096  Walgreen Co.                             37,133
       685  Wal-Mart Stores, Inc.                    37,106
                                               ------------
                                                    434,289
                                               ------------

            FOOD PRODUCTS -- 2.9%
     2,948  Archer-Daniels-Midland Co.               98,227
       513  Campbell Soup Co.                        18,596
     1,675  ConAgra Foods, Inc.                      37,671
     1,495  Corn Products International, Inc.        63,612
     7,197  Dean Foods Co. (b)                       74,849
     1,129  Flowers Foods, Inc.                      28,767
       503  General Mills, Inc.                      18,883
       257  Hain Celestial Group (The), Inc.
               (b)                                    6,356
       824  Hormel Foods Corp.                       37,838
       441  J & J Snack Foods Corp.                  18,906
       932  J.M. Smucker (The) Co.                   59,909
       594  Kraft Foods, Inc., Class A               19,168
       913  Lancaster Colony Corp.                   45,540
     1,236  Ralcorp Holdings, Inc. (b)               76,706
     1,368  Sara Lee Corp.                           19,604
     2,579  Smithfield Foods, Inc. (b)               43,198
     1,147  Tyson Foods, Inc., Class A               17,836
                                               ------------
                                                    685,666
                                               ------------

            GAS UTILITIES -- 2.0%
     1,131  AGL Resources, Inc.                      44,403
     1,918  Atmos Energy Corp.                       56,485
     1,582  Energen Corp.                            70,620
       537  Laclede Group (The), Inc.                18,854
       270  National Fuel Gas Co.                    14,899
       157  New Jersey Resources Corp.                6,357
     1,231  Nicor, Inc.                              58,633
       260  Northwest Natural Gas Co.                12,815
       816  ONEOK, Inc.                              40,653
       425  Piedmont Natural Gas Co., Inc.           12,533
     1,599  Questar Corp.                            27,135
       735  Southwest Gas Corp.                      25,549
     1,517  UGI Corp.                                45,647
     1,148  WGL Holdings, Inc.                       44,255
                                               ------------
                                                    478,838
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               1.3%
       889  Beckman Coulter, Inc.                    47,330
       762  Becton, Dickinson & Co.                  57,546
       225  C. R. Bard, Inc.                         18,702
       551  CONMED Corp. (b)                         12,128
     3,050  CryoLife, Inc. (b)                       19,672
       575  DENTSPLY International, Inc.             18,049
       876  Hologic, Inc. (b)                        14,034
     1,415  Immucor, Inc. (b)                        24,621



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
       466  Invacare Corp.                     $     12,582
       777  Merit Medical Systems, Inc. (b)          12,284
     1,921  Symmetry Medical, Inc. (b)               17,001
       493  Teleflex, Inc.                           27,485
       540  West Pharmaceutical Services, Inc.       19,273
                                               ------------
                                                    300,707
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               4.6%
     2,976  Aetna, Inc.                              88,863
       435  AMERIGROUP Corp. (b)                     18,153
     1,200  AMN Healthcare Services, Inc. (b)         6,360
     1,764  AmSurg Corp. (b)                         31,893
     1,046  Centene Corp. (b)                        23,347
     4,370  Coventry Health Care, Inc. (b)          102,345
     1,717  Cross Country Healthcare, Inc. (b)       12,534
     1,411  Gentiva Health Services, Inc. (b)        32,848
     1,272  Hanger Orthopedic Group, Inc. (b)        23,812
     1,193  Healthspring, Inc. (b)                   34,824
     1,873  Humana, Inc. (b)                        109,177
     5,555  Kindred Healthcare, Inc. (b)             76,215
     2,063  LifePoint Hospitals, Inc. (b)            69,977
       523  Magellan Health Services, Inc. (b)       25,104
       595  McKesson Corp.                           39,258
       456  Molina Healthcare, Inc. (b)              11,819
     2,350  Omnicare, Inc.                           56,682
       985  Owens & Minor, Inc.                      28,053
       640  Patterson Cos., Inc.                     17,696
     3,238  PharMerica Corp. (b)                     32,510
       288  PSS World Medical, Inc. (b)               6,805
     1,456  Quest Diagnostics, Inc.                  71,548
     1,116  Universal Health Services, Inc.,
               Class B                               46,057
     2,058  VCA Antech, Inc. (b)                     42,539
     1,661  WellPoint, Inc. (b)                      90,259
                                               ------------
                                                  1,098,678
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               2.4%
     2,577  Bob Evans Farms, Inc.                    73,960
     9,976  Boyd Gaming Corp. (b)                    82,901
     1,488  Brinker International, Inc.              27,587
     1,923  Carnival Corp.                           83,016
       859  Darden Restaurants, Inc.                 39,265
     1,779  International Speedway Corp.,
               Class A                               40,632
     1,152  Jack in the Box, Inc. (b)                26,680
     2,083  Marcus (The) Corp.                       26,704
     1,652  Monarch Casino & Resort, Inc. (b)        19,081
     1,668  Multimedia Games, Inc. (b)                6,539
     2,575  O'Charley's, Inc. (b)                    19,312
       702  Papa John's International, Inc.
               (b)                                   18,133


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     1,574  Red Robin Gourmet Burgers, Inc.
               (b)                             $     31,952
     2,080  Ruby Tuesday, Inc. (b)                   25,168
     3,078  Ruth's Hospitality Group, Inc. (b)       14,036
     1,445  Scientific Games Corp., Class A
               (b)                                   11,415
     6,193  Wendy's/Arby's Group, Inc.,
               Class A                               28,488
                                               ------------
                                                    574,869
                                               ------------

            HOUSEHOLD DURABLES -- 2.0%
     3,891  American Greetings Corp., Class A        75,369
       748  Blyth, Inc.                              30,010
       746  Fortune Brands, Inc.                     40,321
     1,219  Helen of Troy Ltd. (b)                   31,267
     3,588  Kid Brands, Inc. (b)                     35,019
     2,925  La-Z-Boy, Inc. (b)                       22,727
     1,613  Leggett & Platt, Inc.                    32,873
       482  M.D.C. Holdings, Inc.                    12,411
       314  Meritage Homes Corp. (b)                  5,749
       814  Mohawk Industries, Inc. (b)              46,675
     1,031  Newell Rubbermaid, Inc.                  18,197
        43  NVR, Inc. (b)                            26,979
     7,773  Standard Pacific Corp. (b)               28,216
       907  Whirlpool Corp.                          68,778
                                               ------------
                                                    474,591
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.3%
     2,979  Central Garden & Pet Co., Class A
               (b)                                   31,131
       215  Church & Dwight Co., Inc.                14,158
       282  Kimberly-Clark Corp.                     17,862
       306  Procter & Gamble (The) Co.               19,452
                                               ------------
                                                     82,603
                                               ------------

            INDEPENDENT POWER PRODUCERS &
               ENERGY TRADERS -- 1.0%
     4,974  AES (The) Corp. (b)                      59,390
     2,918  Constellation Energy Group, Inc.         88,240
     4,519  NRG Energy, Inc. (b)                     89,973
                                               ------------
                                                    237,603
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.9%
     1,872  Carlisle Cos., Inc.                      65,651
     2,261  General Electric Co.                     36,221
     1,020  Standex International Corp.              27,469
       975  Tredegar Corp.                           18,808
     2,000  Tyco International Ltd.                  76,560
                                               ------------
                                                    224,709
                                               ------------

            INSURANCE -- 8.1%
     1,614  ACE Ltd.                                 95,904
     2,365  American Financial Group, Inc.           72,322
     1,642  AMERISAFE, Inc. (b)                      31,346



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            INSURANCE (CONTINUED)
     1,386  Assurant, Inc.                     $     54,802
     1,390  Brown & Brown, Inc.                      30,983
     1,651  Chubb (The) Corp.                        95,791
     2,547  Cincinnati Financial Corp.               74,984
       493  Delphi Financial Group, Inc.,
               Class A                               13,345
     1,173  Employers Holdings, Inc.                 18,991
       649  Everest Re Group Ltd.                    54,698
     3,572  Fidelity National Financial, Inc.,
               Class A                               47,829
     2,905  First American Financial Corp.           40,786
       597  Hanover Insurance Group, Inc.            27,014
     2,460  Hartford Financial Services Group
               (The), Inc.                           58,991
     2,772  HCC Insurance Holdings, Inc.             73,403
     1,389  Horace Mann Educators Corp.              25,960
       633  Infinity Property & Casualty Corp.       32,758
     1,536  Lincoln National Corp.                   37,601
     1,490  Loews Corp.                              58,825
     1,770  Mercury General Corp.                    75,190
     1,949  National Financial Partners Corp.
               (b)                                   26,896
       414  Navigators Group (The), Inc. (b)         19,032
     1,260  Presidential Life Corp.                  12,058
     1,416  Principal Financial Group, Inc.          38,005
       535  ProAssurance Corp. (b)                   30,757
       880  Progressive (The) Corp.                  18,621
     2,579  Protective Life Corp.                    61,819
     1,355  Prudential Financial, Inc.               71,246
     1,161  Reinsurance Group of America, Inc.       58,131
       326  RLI Corp.                                18,719
       588  Safety Insurance Group, Inc.             27,318
     1,516  Selective Insurance Group, Inc.          25,651
     1,477  StanCorp Financial Group, Inc.           63,363
     1,090  Stewart Information Services Corp.       11,794
     1,062  Torchmark Corp.                          60,831
     1,103  Transatlantic Holdings, Inc.             58,018
     1,806  Travelers (The) Cos., Inc.               99,691
       290  United Fire & Casualty Co.                5,809
     2,966  Unitrin, Inc.                            72,074
     3,317  Unum Group                               74,367
     2,073  W. R. Berkley Corp.                      57,049
                                               ------------
                                                  1,932,772
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               0.4%
     1,424  InfoSpace, Inc. (b)                      12,019
     5,395  United Online, Inc.                      33,341
     2,593  Yahoo!, Inc. (b)                         42,810
                                               ------------
                                                     88,170
                                               ------------

            IT SERVICES -- 2.2%
     2,736  Acxiom Corp. (b)                         48,017


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            IT SERVICES (CONTINUED)
       682  CACI International, Inc., Class A
               (b)                             $     34,182
     2,045  Computer Sciences Corp.                 100,307
     1,341  Convergys Corp. (b)                      15,180
     1,463  CoreLogic, Inc.                          25,705
       967  DST Systems, Inc.                        41,842
     1,825  ManTech International Corp.,
               Class A (b)                           71,558
       978  NCI, Inc., Class A (b)                   18,230
     3,533  SAIC, Inc. (b)                           54,903
     5,906  StarTek, Inc. (b)                        24,097
     6,174  Total System Services, Inc.              96,376
                                               ------------
                                                    530,397
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.5%
     1,805  Arctic Cat, Inc. (b)                     24,024
     2,645  Callaway Golf Co.                        18,198
     4,374  Eastman Kodak Co. (b)                    20,601
     1,400  JAKKS Pacific, Inc. (b)                  26,390
     1,566  Mattel, Inc.                             36,535
                                               ------------
                                                    125,748
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.8%
       478  Bio-Rad Laboratories, Inc.,
               Class A (b)                           43,316
     4,357  Cambrex Corp. (b)                        19,737
       846  Charles River Laboratories
               International, Inc. (b)               27,724
     3,311  Kendle International, Inc. (b)           30,163
       794  PerkinElmer, Inc.                        18,619
     1,178  Thermo Fisher Scientific, Inc. (b)       60,573
                                               ------------
                                                    200,132
                                               ------------

            MACHINERY -- 1.4%
       268  Actuant Corp., Class A                    6,022
       359  AGCO Corp. (b)                           15,247
       651  Albany International Corp.,
               Class A                               13,280
       152  Badger Meter, Inc.                        6,312
       702  Barnes Group, Inc.                       12,769
       648  Briggs & Stratton Corp.                  11,405
       444  Eaton Corp.                              39,440
       370  ESCO Technologies, Inc.                  12,684
     2,290  Federal Signal Corp.                     12,938
     2,283  Harsco Corp.                             52,920
       390  Illinois Tool Works, Inc.                17,823
       382  John Bean Technologies Corp.              6,532
       356  Kaydon Corp.                             12,414
     2,516  Lydall, Inc. (b)                         18,694
       699  Mueller Industries, Inc.                 20,551
       262  Parker Hannifin Corp.                    20,056
       416  Pentair, Inc.                            13,616



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            MACHINERY (CONTINUED)
     1,949  Trinity Industries, Inc.           $     44,301
                                               ------------
                                                    337,004
                                               ------------

            MARINE -- 0.1%
       402  Alexander & Baldwin, Inc.                13,841
                                               ------------

            MEDIA -- 3.3%
     5,204  Comcast Corp., Class A                  107,098
     3,133  E.W. Scripps (The) Co., Class A
               (b)                                   27,382
     7,693  Gannett Co., Inc.                        91,162
     3,719  Harte-Hanks, Inc.                        44,925
       342  John Wiley & Sons, Inc., Class A         14,761
     1,102  Meredith Corp.                           37,413
     7,294  New York Times (The) Co., Class A
               (b)                                   55,945
     4,323  News Corp., Class A                      62,511
     2,017  Scholastic Corp.                         59,401
     1,045  Time Warner Cable, Inc.                  60,474
     3,070  Time Warner, Inc.                        99,806
     1,110  Walt Disney (The) Co.                    40,082
       235  Washington Post (The) Co., Class B       94,505
                                               ------------
                                                    795,465
                                               ------------

            METALS & MINING -- 0.5%
     4,088  AK Steel Holding Corp.                   51,468
     1,517  Alcoa, Inc.                              19,918
       937  Century Aluminum Co. (b)                 12,668
       268  Olympic Steel, Inc.                       6,009
     1,867  Worthington Industries, Inc.             28,752
                                               ------------
                                                    118,815
                                               ------------

            MULTILINE RETAIL -- 1.8%
     1,486  99 Cents Only Stores (b)                 22,914
     2,210  Big Lots, Inc. (b)                       69,328
       415  Family Dollar Stores, Inc.               19,160
     2,092  Fred's, Inc., Class A                    25,062
     2,077  J. C. Penney Co., Inc.                   64,761
     2,445  Macy's, Inc.                             57,800
     1,631  Saks, Inc. (b)                           18,169
     1,018  Sears Holdings Corp. (b)                 73,276
     1,056  Target Corp.                             54,849
     6,470  Tuesday Morning Corp. (b)                30,991
                                               ------------
                                                    436,310
                                               ------------

            MULTI-UTILITIES -- 5.2%
       385  Alliant Energy Corp.                     14,064
     3,313  Ameren Corp.                             96,011
     1,478  Avista Corp.                             32,280
     1,390  Black Hills Corp.                        44,258
     2,337  CenterPoint Energy, Inc.                 38,701
       418  CH Energy Group, Inc.                    18,998
     4,078  CMS Energy Corp.                         74,954
     1,170  Consolidated Edison, Inc.                58,172
     1,683  Dominion Resources, Inc.                 73,143
     2,048  DTE Energy Co.                           95,764


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MULTI-UTILITIES (CONTINUED)
       706  Integrys Energy Group, Inc.        $     37,552
     2,813  MDU Resources Group, Inc.                56,063
     4,223  NiSource, Inc.                           73,100
       866  NorthWestern Corp.                       25,781
       713  NSTAR                                    29,739
     1,088  OGE Energy Corp.                         48,046
     1,242  PG&E Corp.                               59,392
     2,221  Public Service Enterprise Group,
               Inc.                                  71,849
     1,399  SCANA Corp.                              57,135
     1,049  Sempra Energy                            56,101
     3,259  TECO Energy, Inc.                        57,326
     1,678  Vectren Corp.                            45,944
       317  Wisconsin Energy Corp.                   18,874
     2,458  Xcel Energy, Inc.                        58,648
                                               ------------
                                                  1,241,895
                                               ------------

            OFFICE ELECTRONICS -- 0.2%
     3,550  Xerox Corp.                              41,535
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 6.7%
       524  Arch Coal, Inc.                          12,885
     1,875  Cabot Oil & Gas Corp.                    54,337
     3,244  Chesapeake Energy Corp.                  70,395
     1,160  Chevron Corp.                            95,828
     1,092  Cimarex Energy Co.                       83,811
     1,930  Comstock Resources, Inc. (b)             43,135
     1,637  ConocoPhillips                           97,238
     1,452  Devon Energy Corp.                       94,409
     2,968  El Paso Corp.                            39,356
     1,188  Exxon Mobil Corp.                        78,966
     1,889  Forest Oil Corp. (b)                     58,049
     1,590  Hess Corp.                              100,218
     2,843  Marathon Oil Corp.                      101,125
     1,518  Murphy Oil Corp.                         98,913
       408  Overseas Shipholding Group, Inc.         13,639
     4,918  Patriot Coal Corp. (b)                   66,344
     1,538  Penn Virginia Corp.                      22,793
       671  Petroleum Development Corp. (b)          20,942
     2,027  PetroQuest Energy, Inc. (b)              11,311
     3,122  QEP Resources, Inc.                     103,120
     2,332  Southern Union Co.                       58,603
     1,628  Spectra Energy Corp.                     38,698
     1,256  Stone Energy Corp. (b)                   19,631
       879  Swift Energy Co. (b)                     27,996
     2,750  Tesoro Corp.                             35,640
     3,224  Valero Energy Corp.                      57,871
     2,954  Williams (The) Cos., Inc.                63,570
       712  World Fuel Services Corp.                20,100
                                               ------------
                                                  1,588,923
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.7%
     2,098  Buckeye Technologies, Inc.               37,869



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            PAPER & FOREST PRODUCTS
               (CONTINUED)
       405  Clearwater Paper Corp. (b)         $     32,704
     1,689  International Paper Co.                  42,698
     1,623  Neenah Paper, Inc.                       24,913
     2,978  Wausau Paper Corp.                       25,134
                                               ------------
                                                    163,318
                                               ------------

            PHARMACEUTICALS -- 1.9%
       351  Abbott Laboratories                      18,013
     2,011  Eli Lilly & Co.                          70,787
       594  Forest Laboratories, Inc. (b)            19,632
       911  Johnson & Johnson                        58,003
     7,377  King Pharmaceuticals, Inc. (b)          104,311
     2,556  Merck & Co., Inc.                        92,732
     3,288  Pfizer, Inc.                             57,211
     1,656  ViroPharma, Inc. (b)                     27,092
                                               ------------
                                                    447,781
                                               ------------

            PROFESSIONAL SERVICES -- 0.6%
     1,178  Equifax, Inc.                            39,027
       525  Kelly Services, Inc., Class A (b)         7,796
       848  Korn/Ferry International (b)             14,950
     3,732  Navigant Consulting, Inc. (b)            34,148
     2,351  On Assignment, Inc. (b)                  13,283
     2,054  SFN Group, Inc. (b)                      15,570
       285  Towers Watson & Co., Class A             14,655
                                               ------------
                                                    139,429
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               0.3%
       496  Franklin Street Properties Corp.          6,622
       627  Hospitality Properties Trust             14,302
       241  LTC Properties, Inc.                      6,712
       560  Rayonier, Inc.                           29,232
     1,166  Weyerhaeuser Co.                         18,912
                                               ------------
                                                     75,780
                                               ------------

            ROAD & RAIL -- 0.9%
       452  Con-way, Inc.                            14,920
       331  CSX Corp.                                20,340
       830  Heartland Express, Inc.                  12,375
       374  Kansas City Southern (b)                 16,389
       319  Knight Transportation, Inc.               5,701
       308  Norfolk Southern Corp.                   18,939
     1,319  Ryder System, Inc.                       57,706
     2,738  Werner Enterprises, Inc.                 58,374
                                               ------------
                                                    204,744
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 3.9%
    13,233  Advanced Micro Devices, Inc. (b)         96,998
     2,077  ATMI, Inc. (b)                           36,701
     2,760  Brooks Automation, Inc. (b)              18,740
       767  Cabot Microelectronics Corp. (b)         29,629


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
       980  Cohu, Inc.                         $     14,063
       882  DSP Group, Inc. (b)                       6,315
     7,695  Fairchild Semiconductor
               International, Inc. (b)               86,723
       631  FEI Co. (b)                              13,731
    12,364  Integrated Device Technology, Inc.
               (b)                                   72,824
     4,893  Intel Corp.                              98,203
     2,661  International Rectifier Corp. (b)        61,815
     4,986  Kulicke & Soffa Industries, Inc.
               (b)                                   31,013
    12,380  LSI Corp. (b)                            64,871
     1,251  Micrel, Inc.                             14,899
    13,050  Micron Technology, Inc. (b)             107,923
     1,715  MKS Instruments, Inc. (b)                35,415
     2,877  National Semiconductor Corp.             39,415
       278  Supertex, Inc. (b)                        6,530
     2,707  Texas Instruments, Inc.                  80,046
       214  Varian Semiconductor Equipment
               Associates, Inc. (b)                   6,991
                                               ------------
                                                    922,845
                                               ------------

            SOFTWARE -- 0.9%
     1,740  CA, Inc.                                 40,385
     2,154  Compuware Corp. (b)                      21,562
     1,006  EPIQ Systems, Inc.                       11,790
     1,137  Fair Isaac Corp.                         27,334
       549  Jack Henry & Associates, Inc.            14,911
     3,721  Symantec Corp. (b)                       60,206
     1,752  Synopsys, Inc. (b)                       44,816
                                               ------------
                                                    221,004
                                               ------------

            SPECIALTY RETAIL -- 4.3%
     3,920  Aaron's, Inc.                            73,931
     3,751  American Eagle Outfitters, Inc.          60,054
     1,579  AutoNation, Inc. (b)                     36,664
     2,677  Barnes & Noble, Inc.                     40,102
     2,152  Brown Shoe Co., Inc.                     25,286
       649  Cabela's, Inc. (b)                       12,032
       379  Children's Place Retail Stores
               (The), Inc. (b)                       16,699
     2,341  Christopher & Banks Corp.                13,952
     2,219  Finish Line (The), Inc., Class A         33,951
     1,931  Foot Locker, Inc.                        30,761
     4,774  GameStop Corp., Class A (b)              93,857
     5,048  Gap (The), Inc.                          95,963
       826  Genesco, Inc. (b)                        27,060
       620  Group 1 Automotive, Inc. (b)             21,861
     2,829  Haverty Furniture Cos., Inc.             30,242
       580  Home Depot (The), Inc.                   17,910
     4,122  Hot Topic, Inc.                          23,619
     1,286  Lithia Motors, Inc., Class A             14,017
     2,533  Lowe's Cos., Inc.                        54,029



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            SPECIALTY RETAIL (CONTINUED)
       778  Men's Wearhouse (The), Inc.        $     19,014
       472  OfficeMax, Inc. (b)                       8,354
     2,333  Pep Boys-Manny, Moe & Jack (The)         27,273
     3,445  RadioShack Corp.                         69,348
     3,232  Rent-A-Center, Inc.                      81,253
     2,512  Sonic Automotive, Inc., Class A
               (b)                                   27,431
     2,374  Stage Stores, Inc.                       31,645
       878  Staples, Inc.                            17,973
     2,796  Stein Mart, Inc. (b)                     26,254
                                               ------------
                                                  1,030,535
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               0.7%
       702  Carter's, Inc. (b)                       17,480
     1,129  Perry Ellis International, Inc.
               (b)                                   25,380
     3,157  Quiksilver, Inc. (b)                     13,165
     1,314  Skechers U.S.A., Inc., Class A (b)       25,544
     2,191  Timberland (The) Co., Class A (b)        45,967
       452  VF Corp.                                 37,624
                                               ------------
                                                    165,160
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.2%
     1,188  Bank Mutual Corp.                         5,726
       617  Brookline Bancorp, Inc.                   6,010
       863  New York Community Bancorp, Inc.         14,611
     1,112  NewAlliance Bancshares, Inc.             14,334
     1,109  TrustCo Bank Corp. NY                     5,977
       919  Washington Federal, Inc.                 13,812
                                               ------------
                                                     60,470
                                               ------------

            TOBACCO -- 0.6%
     7,436  Alliance One International, Inc.
               (b)                                   32,867
       228  Lorillard, Inc.                          19,457
       309  Reynolds American, Inc.                  20,054
     1,804  Universal Corp.                          74,758
                                               ------------
                                                    147,136
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               0.4%
       201  Applied Industrial Technologies,
               Inc.                                   6,112
     1,914  GATX Corp.                               60,597
     1,213  Lawson Products, Inc.                    22,356
                                               ------------
                                                     89,065
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 1.0%
     7,025  MetroPCS Communications, Inc. (b)        73,130
    15,870  Sprint Nextel Corp. (b)                  65,385
     2,205  Telephone and Data Systems, Inc.         76,800


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            WIRELESS TELECOMMUNICATION
               SERVICES (CONTINUED)
     1,925  USA Mobility, Inc.                 $     32,398
                                               ------------
                                                    247,713
                                               ------------
            TOTAL COMMON STOCKS -- 99.9%         23,844,780
             (Cost $22,980,211)

            MONEY MARKET FUND -- 0.1%
    20,463  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               20,463
              (Cost $20,463)                   ------------

            TOTAL INVESTMENTS -- 100.0%          23,865,243
             (Cost $23,000,674) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- 0.0%                     (7,321)
                                               ------------
            NET ASSETS -- 100.0%               $ 23,857,922
                                               ============


(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,535,829 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $671,260.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $23,844,780      $ --           $ --
Money Market Fund          20,463        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $23,865,243      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS (a)
OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS -- 100.0%
            AEROSPACE & DEFENSE -- 1.3%
       574  Applied Signal Technology, Inc.    $     19,263
       522  BE Aerospace, Inc. (b)                   19,189
       326  Boeing (The) Co.                         23,029
       347  Cubic Corp.                              15,119
     2,176  GenCorp, Inc. (b)                        10,597
       291  Goodrich Corp.                           23,882
       238  Honeywell International, Inc.            11,212
        81  Precision Castparts Corp.                11,063
       191  Triumph Group, Inc.                      15,966
                                               ------------
                                                    149,320
                                               ------------

            AIR FREIGHT & LOGISTICS -- 1.3%
       771  C.H. Robinson Worldwide, Inc.            54,340
     1,168  Expeditors International of
               Washington, Inc.                      57,652
       242  Hub Group, Inc., Class A (b)              7,858
       322  United Parcel Service, Inc.,
               Class B                               21,684
                                               ------------
                                                    141,534
                                               ------------

            AUTO COMPONENTS -- 0.2%
     1,175  Gentex Corp.                             23,476
                                               ------------

            AUTOMOBILES -- 0.8%
     4,417  Ford Motor Co. (b)                       62,412
       760  Harley-Davidson, Inc.                    23,317
                                               ------------
                                                     85,729
                                               ------------

            BEVERAGES -- 0.9%
       159  Boston Beer (The) Co., Inc.,
               Class A (b)                           11,383
       178  Coca-Cola (The) Co.                      10,915
     1,744  Coca-Cola Enterprises, Inc.              41,874
       491  Hansen Natural Corp. (b)                 25,144
       158  PepsiCo, Inc.                            10,317
                                               ------------
                                                     99,633
                                               ------------

            BIOTECHNOLOGY -- 0.9%
     1,384  ArQule, Inc. (b)                          7,640
       185  Biogen Idec, Inc. (b) 11,601
       457  Cubist Pharmaceuticals, Inc. (b)         10,639
       446  Genzyme Corp. (b)                        32,170
       520  Regeneron Pharmaceuticals, Inc.
               (b)                                   13,562
       623  Savient Pharmaceuticals, Inc. (b)         7,731
       281  United Therapeutics Corp. (b)            16,860
                                               ------------
                                                    100,203
                                               ------------

            BUILDING PRODUCTS -- 0.3%
       314  A.O. Smith Corp.                         17,594
       183  Lennox International, Inc. 7,505
       618  Quanex Building Products Corp.           11,136
                                               ------------
                                                     36,235
                                               ------------

            CAPITAL MARKETS -- 1.4%
       295  Affiliated Managers Group, Inc.
               (b)                                   25,255
     1,142  Ameriprise Financial, Inc.               59,030



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            CAPITAL MARKETS (CONTINUED)
       201  Franklin Resources, Inc.           $     23,055
        96  Greenhill & Co., Inc.                     7,456
       495  Invesco Ltd.                             11,385
       712  Legg Mason, Inc.                         22,093
        75  Stifel Financial Corp. (b)                3,554
       280  Waddell & Reed Financial, Inc.,
               Class A                                8,140
                                               ------------
                                                    159,968
                                               ------------

            CHEMICALS -- 4.8%
       259  Air Products and Chemicals, Inc.         22,007
       319  Airgas, Inc.                             22,627
       678  Albemarle Corp.                          33,988
       592  Balchem Corp.                            18,092
       110  CF Industries Holdings, Inc.             13,478
     1,210  E.I. du Pont de Nemours & Co.            57,209
       426  Ecolab, Inc.                             21,010
       459  FMC Corp.                                33,553
       890   nternational Flavors &
            I  Fragrances, Inc.                      44,642
       768  LSB Industries, Inc. (b)                 17,165
       375  Lubrizol (The) Corp.                     38,434
       350  NewMarket Corp.                          41,482
     1,512  PolyOne Corp. (b)                        19,535
       593  PPG Industries, Inc.                     45,483
       115  Praxair, Inc.                            10,504
       611  Scotts Miracle-Gro (The) Co.,
               Class A                               32,627
       418  Sherwin-Williams (The) Co.               30,502
       521  Sigma-Aldrich Corp.                      33,042
                                               ------------
                                                   535,380
                                               ------------

           COMMERCIAL BANKS -- 0.1%
       183  Signature Bank (b)                        7,730
                                               ------------

            COMMERCIAL SERVICES & SUPPLIES --
               1.3%
       928  Corrections Corp. of America (b)         23,822
       625  Healthcare Services Group, Inc.          15,019
       264  HNI Corp.                                 6,510
       707  Republic Services, Inc.                  21,076
       678  Rollins, Inc.                            17,662
       454  Stericycle, Inc. (b)                     32,570
       799  Waste Connections, Inc.                  32,551
                                               ------------
                                                    149,210
                                               ------------

            COMMUNICATIONS EQUIPMENT -- 2.3%
     2,504  ADC Telecommunications, Inc. (b)         31,776
       897  ADTRAN, Inc.                             28,946
       147  Blue Coat Systems, Inc. (b) 3,964
     1,472  Ciena Corp. (b)                          20,446
       379  F5 Networks, Inc. (b)                    44,608
     3,490  JDS Uniphase Corp. (b)                   36,680


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)


SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            COMMUNICATIONS EQUIPMENT
               (CONTINUED)
       712  Juniper Networks, Inc. (b)         $     23,062
       675  NETGEAR, Inc. (b)                        20,797
       679  Plantronics, Inc.                        24,362
     1,247  Symmetricom, Inc. (b)                     7,769
       446  ViaSat, Inc. (b)                         18,362
                                               ------------
                                                    260,772
                                               ------------

            COMPUTERS & PERIPHERALS -- 1.8%
       190  Apple, Inc. (b)                          57,165
       587  Compellent Technologies, Inc. (b)        14,833
     1,551  EMC Corp. (b)                            32,587
     1,083  NetApp, Inc. (b)                         57,670
     1,809  Novatel Wireless, Inc. (b)               18,958
       386  Stratasys, Inc. (b)                      12,090
       127  Synaptics, Inc. (b)                       3,420
                                               ------------
                                                    196,723
                                               ------------

            CONSUMER FINANCE -- 0.5%
       248  American Express Co.                     10,282
       202  Cash America International, Inc.          7,117
       658  First Cash Financial Services,
               Inc. (b)                              19,128
       415  World Acceptance Corp. (b)               17,907
                                               ------------
                                                     54,434
                                               ------------

            CONTAINERS & PACKAGING -- 1.6%
       694  AptarGroup, Inc.                         31,147
       918  Ball Corp.                               59,082
       267  Greif, Inc., Class A                     15,684
     1,312  Pactiv Corp. (b)                         43,532
       722  Silgan Holdings, Inc.                    24,367
                                               ------------
                                                    173,812
                                               ------------

            DISTRIBUTORS -- 0.2%
       761  LKQ Corp. (b)                            16,544
                                               ------------

            DIVERSIFIED CONSUMER SERVICES --
               1.0%
       202  Apollo Group, Inc., Class A (b)           7,571
       330  Coinstar, Inc. (b)                       19,001
       294  Pre-Paid Legal Services, Inc. (b)        17,693
     1,840  Service Corp. International              15,235
     1,075  Sotheby's                                47,128
                                               ------------
                                                    106,628
                                               ------------

            DIVERSIFIED FINANCIAL SERVICES --
               0.5%
       443  Leucadia National Corp. (b)              11,261
       864  Moody's Corp.                            23,380
       230  MSCI, Inc., Class A (b)                   8,246
      163   Portfolio Recovery Associates,
              Inc. (b)                               10,929
                                               ------------
                                                     53,816
                                               ------------



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            DIVERSIFIED TELECOMMUNICATION
               SERVICES -- 0.6%
       279  Cbeyond, Inc. (b)                  $      3,780
       854  tw telecom, Inc. (b)                     15,714
     3,519  Windstream Corp.                         44,551
                                               ------------
                                                     64,045
                                               ------------

            ELECTRIC UTILITIES -- 0.1%
       600  El Paso Electric Co. (b)                 14,760
                                               ------------

            ELECTRICAL EQUIPMENT -- 2.1%
       330  AMETEK, Inc.                             17,836
       166  AZZ, Inc.                                 6,165
       391  Baldor Electric Co.                      16,430
       403  Belden, Inc.                             11,244
       410  Emerson Electric Co.                     22,509
       490  II-VI, Inc. (b)                          19,277
       699  Rockwell Automation, Inc.                43,597
       482  Roper Industries, Inc.                   33,465
       559  Thomas & Betts Corp. (b)                 24,344
       731  Vicor Corp.                              13,019
       706  Woodward Governor Co.                    22,126
                                               ------------
                                                    230,012
                                               ------------

            ELECTRONIC EQUIPMENT, INSTRUMENTS
               & COMPONENTS -- 2.4%
       647  Agilent Technologies, Inc. (b)           22,516
       881  Amphenol Corp., Class A                  44,165
       337  Anixter International, Inc.              18,093
       681  Cognex Corp.                             18,183
       574  Corning, Inc.                            10,493
     1,089  Daktronics, Inc.                         11,892
       279  DTS, Inc. (b)                            11,104
       162  FARO Technologies, Inc. (b)               3,911
       849  Keithley Instruments, Inc.               18,321
       418  Littelfuse, Inc.                         17,736
       295  Mercury Computer Systems, Inc. (b)        4,673
     1,257  Newport Corp. (b)                        18,264
       504  OSI Systems, Inc. (b)                    18,144
       377  RadiSys Corp. (b)                         3,683
       904  Trimble Navigation Ltd. (b)              32,399
       728  TTM Technologies, Inc. (b)                7,629
                                               ------------
                                                    261,206
                                               ------------

            ENERGY EQUIPMENT & SERVICES -- 1.8%
       503  Cameron International Corp. (b)          22,006
       175  CARBO Ceramics, Inc.                     14,660
       171  Dril-Quip, Inc. (b)                      11,816
       462  FMC Technologies, Inc. (b)               33,310
       951  Halliburton Co.                          30,299
       183  Hornbeck Offshore Services, Inc.
               (b)                                    4,070
     1,386  ION Geophysical Corp. (b)                 6,777


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            ENERGY EQUIPMENT & SERVICES
               (CONTINUED)
       161  Lufkin Industries, Inc.            $      7,865
       234  National Oilwell Varco, Inc.             12,580
       152  Oil States International, Inc. (b)        7,770
       712  Rowan Cos., Inc. (b)                     23,425
       858  Superior Energy Services, Inc. (b)       23,698
       347  TETRA Technologies, Inc. (b)              3,387
                                               ------------
                                                    201,663
                                               ------------

            FOOD & STAPLES RETAILING -- 0.4%
       375  Andersons (The), Inc.                    14,764
       847  Whole Foods Market, Inc. (b)             33,668
                                               ------------
                                                     48,432
                                               ------------

            FOOD PRODUCTS -- 1.4%
       657  Calavo Growers, Inc.                     14,408
       418  Darling International, Inc. (b)           4,184
       174  Diamond Foods, Inc.                       7,691
       735  Green Mountain Coffee Roasters,
               Inc. (b)                              24,248
       456  H. J. Heinz Co.                          22,394
       218  Hershey (The) Co.                        10,789
       334  Lance, Inc.                               7,595
       747  McCormick & Co., Inc.                    33,032
       379  Mead Johnson Nutrition Co.               22,293
        81  Sanderson Farms, Inc.                     3,400
       231  TreeHouse Foods, Inc. (b)                10,788
                                               ------------
                                                    160,822
                                               ------------

            HEALTH CARE EQUIPMENT & SUPPLIES --
               2.6%
       728  Align Technology, Inc. (b)               12,398
       182  American Medical Systems Holdings,
               Inc. (b)                               3,676
       159  Analogic Corp.                            7,255
       310  Cooper (The) Cos., Inc.                  15,295
       535  Cyberonics, Inc. (b)                     14,718
       473  Edwards Lifesciences Corp. (b)           30,230
       158  Gen-Probe, Inc. (b)                       7,652
       153  Greatbatch, Inc. (b)                      3,328
        59  Haemonetics Corp. (b)                     3,224
       882  Hill-Rom Holdings, Inc.                  34,178
       183  Hospira, Inc. (b)                        10,885
       286  ICU Medical, Inc. (b)                    10,439
       122  IDEXX Laboratories, Inc. (b)              7,315
        89  Integra LifeSciences Holdings (b)         3,829
       246  Kensey Nash Corp. (b)                     6,632
       279  Masimo Corp.                              8,417
       162  Meridian Bioscience, Inc.                 3,708
       539  Neogen Corp. (b)                         18,013

       482  ResMed, Inc. (b)                         15,361
       206  Thoratec Corp. (b)                        6,724
       713  Varian Medical Systems, Inc. (b)         45,076



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            HEALTH CARE EQUIPMENT & SUPPLIES
               (CONTINUED)
       567  Zoll Medical Corp. (b)             $     18,445
                                               ------------
                                                    286,798
                                               ------------

            HEALTH CARE PROVIDERS & SERVICES --
               3.4%
       440  Air Methods Corp. (b)                    17,996
       343  Bio-Reference Laboratories, Inc.
               (b)                                    7,395
       303  Catalyst Health Solutions, Inc.
               (b)                                   11,469
       186  Chemed Corp.                             10,963
     1,209  CIGNA Corp.                              42,545
       431  CorVel Corp. (b)                         19,309
       625  DaVita, Inc. (b)                         44,844
       794  Ensign Group (The), Inc.                 14,903
       646  Express Scripts, Inc. (b)                31,344
       998  Health Management Associates,
               Inc., Class A (b)                      7,994
       270  Henry Schein, Inc. (b)                   15,160
       241  HMS Holdings Corp. (b)                   14,486
       134  Laboratory Corp. of America
               Holdings (b)                          10,897
        56  Landauer, Inc.                            3,421
       318  MWI Veterinary Supply, Inc. (b)          18,190
       682  Psychiatric Solutions, Inc. (b)          22,983
       176  RehabCare Group, Inc. (b)                 3,912
     1,539  UnitedHealth Group, Inc.                 55,481
       791  WellCare Health Plans, Inc. (b)          21,974
                                               ------------
                                                    375,266
                                               ------------

            HEALTH CARE TECHNOLOGY -- 0.2%
       411  Allscripts Healthcare Solutions,
               Inc. (b)                               7,846
        83  Computer Programs & Systems, Inc.         3,791
       106  Quality Systems, Inc.                     6,811
                                               ------------
                                                     18,448
                                               ------------

            HOTELS, RESTAURANTS & LEISURE --
               5.0%
        42  Biglari Holdings, Inc. (b)               14,003
       649  BJ's Restaurants, Inc. (b)               21,514
       298  Buffalo Wild Wings, Inc. (b)             14,015
       626  California Pizza Kitchen, Inc. (b)       10,335
       104  CEC Entertainment, Inc. (b)               3,453
       865  Cheesecake Factory (The), Inc. (b)       25,189
       230  Chipotle Mexican Grill, Inc. (b)         48,348
       280  Cracker Barrel Old Country Store,
               Inc.                                  15,089
       407  DineEquity, Inc. (b)                     18,091
     1,002  Life Time Fitness, Inc. (b)              36,202
     1,206  Marriott International, Inc.,
               Class A                               44,682
       423  McDonald's Corp.                         32,897
       310  P.F. Chang's China Bistro, Inc.          14,235
       355  Panera Bread Co., Class A (b)            31,776


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            HOTELS, RESTAURANTS & LEISURE
               (CONTINUED)
     1,279  Pinnacle Entertainment, Inc. (b)   $     16,371
       410  Starbucks Corp.                          11,677
       822  Starwood Hotels & Resorts
               Worldwide, Inc.                       44,503
       760  Texas Roadhouse, Inc. (b)                11,674
     1,575  Wyndham Worldwide Corp.                  45,281
       498  Wynn Resorts Ltd.                        53,371
       937  Yum! Brands, Inc.                        46,438
                                               ------------
                                                    559,144
                                               ------------

            HOUSEHOLD DURABLES -- 0.9%
       314  Harman International Industries,
               Inc. (b)                              10,535
        66  National Presto Industries, Inc.          7,387
       881  Stanley Black & Decker, Inc.             54,596
       346  Tupperware Brands Corp.                  15,504
       513  Universal Electronics, Inc. (b)          10,804
                                               ------------
                                                     98,826
                                               ------------

            HOUSEHOLD PRODUCTS -- 0.4%
       342  Energizer Holdings, Inc. (b)             25,575
       376  WD-40 Co.                                13,870
                                               ------------
                                                     39,445
                                               ------------

            INDUSTRIAL CONGLOMERATES -- 0.2%
       248  3M Co.                                   20,887
                                               ------------

            INSURANCE -- 1.2%
       835  Aflac, Inc.                              46,668
       601  Arthur J. Gallagher & Co.                16,924
       259  Berkshire Hathaway, Inc., Class B
               (b)                                   20,606
       458  Tower Group, Inc.                        11,120
     1,998  XL Group PLC                             42,258
                                               ------------
                                                    137,576
                                               ------------

            INTERNET & CATALOG RETAIL -- 2.0%
       343  Amazon.com, Inc. (b)                     56,643
     1,534  Expedia, Inc.                            44,409
       610  HSN, Inc. (b)                            18,264
       242  Netflix, Inc. (b)                        41,987
       184  NutriSystem, Inc.                         3,518
       154  priceline.com, Inc. (b)                  58,029
                                               ------------
                                                    222,850
                                               ------------

            INTERNET SOFTWARE & SERVICES --
               2.4%
     1,075  Akamai Technologies, Inc. (b)            55,545
       777  comScore, Inc. (b)                       18,267
       224  Digital River, Inc. (b)                   8,346
       431  eBay, Inc. (b)                           12,848
       223  Equinix, Inc. (b)                        18,786
        19  Google, Inc., Class A (b)                11,647
       779  Knot (The), Inc. (b)                      7,042



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            INTERNET SOFTWARE & SERVICES
               (CONTINUED)
     1,142  Liquidity Services, Inc. (b)       $     18,272
     1,527  Rackspace Hosting, Inc. (b)              38,114
     1,096  Stamps.com, Inc.                         17,492
       584  ValueClick, Inc. (b)                      8,036
     1,361  VeriSign, Inc. (b)                       47,295
                                               ------------
                                                    261,690
                                               ------------

            IT SERVICES -- 2.1%
       241  Alliance Data Systems Corp. (b)          14,633
     1,001  Broadridge Financial Solutions,
               Inc.                                  22,022
       838  Cognizant Technology Solutions
               Corp., Class A (b)                    54,629
       193  Fiserv, Inc. (b)                         10,522
       106  Forrester Research, Inc.                  3,505
     1,075  Gartner, Inc. (b)                        34,067
       177  Global Payments, Inc.                     6,896
       483  Integral Systems, Inc. (b)                4,105
       174  MAXIMUS, Inc.                            10,550
       307  NeuStar, Inc., Class A (b)                7,924
     1,402  Teradata Corp. (b)                       55,183
       298  Wright Express Corp. (b)                 11,238
                                               ------------
                                                    235,274
                                               ------------

            LEISURE EQUIPMENT & PRODUCTS --
               0.8%
       970  Hasbro, Inc.                             44,862
       218  Polaris Industries, Inc.                 15,498
       872  RC2 Corp. (b)                            18,399
       522  Sturm, Ruger & Co., Inc.                  8,175
                                               ------------
                                                     86,934
                                               ------------

            LIFE SCIENCES TOOLS & SERVICES --
               0.6%
       163  Dionex Corp. (b)                         14,545
       183  Mettler-Toledo International, Inc.
               (b)                                   23,892
       616  PAREXEL International Corp. (b)          13,244
       147  Waters Corp. (b)                         10,897
                                               ------------
                                                     62,578
                                               ------------

            MACHINERY -- 4.9%
       457  Bucyrus International, Inc.              31,149
       550  Caterpillar, Inc.                        43,230
       112  CIRCOR International, Inc.                3,929
       184  CLARCOR, Inc.                             7,297
       834  Crane Co.                                31,909
       595  Cummins, Inc.                            52,419
       257  Danaher Corp.                            11,144
       774  Deere & Co.                              59,443
       335  Donaldson Co., Inc.                      16,321
       827  Dover Corp.                              43,914
        96  Flowserve Corp.                           9,600
       425  Gardner Denver, Inc.                     24,574


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            MACHINERY (CONTINUED)
       646  IDEX Corp.                         $     23,308
       450  Joy Global, Inc.                         31,928
       273  Lincoln Electric Holdings, Inc.          16,314
       163  Lindsay Corp.                             9,397
       431  Nordson Corp.                            33,627
       279  Oshkosh Corp. (b)                         8,233
       754  Pall Corp.                               32,173
       120  SPX Corp.                                 8,047
       251  Toro (The) Co.                           14,247
       480  Wabtec Corp.                             22,483
       314  Watts Water Technologies, Inc.,
               Class A                               11,043
                                               ------------
                                                    545,729
                                               ------------

            MEDIA -- 2.6%
       254  Arbitron, Inc.                            6,431
     3,409  CBS Corp., Class B                       57,714
     1,297  DIRECTV, Class A (b)                     56,368
     1,240  Discovery Communications, Inc.,
               Class A (b)                           55,316
       239  Lamar Advertising Co., Class A (b)        8,124
       654  McGraw-Hill (The) Cos., Inc.             24,623
       264  Omnicom Group, Inc.                      11,606
       907  Scripps Networks Interactive,
               Class A                               46,157
       598  Viacom, Inc., Class B                    23,077
                                               ------------
                                                    289,416
                                               ------------

            METALS & MINING -- 1.7%
       136  AMCOL International Corp.                 3,773
       642  Brush Engineered Materials, Inc.
               (b)                                   21,282
       675  Cliffs Natural Resources, Inc.           44,010
       632  Freeport-McMoRan Copper & Gold,
               Inc.                                  59,838
       249  Kaiser Aluminum Corp.                    11,202
       688  Newmont Mining Corp.                     41,879
       115  RTI International Metals, Inc. (b)        3,576
                                               ------------
                                                    185,560
                                               ------------

            MULTILINE RETAIL -- 0.8%
       811  Dollar Tree, Inc. (b)                    41,612
       199  Kohl's Corp. (b)                         10,189
       846  Nordstrom, Inc.                          32,580
                                               ------------
                                                     84,381
                                               ------------

            OFFICE ELECTRONICS -- 0.3%
       942  Zebra Technologies Corp., Class A
               (b)                                   33,705
                                               ------------

            OIL, GAS & CONSUMABLE FUELS -- 1.7%
       106  Apache Corp.                             10,708
       635  Bill Barrett Corp. (b)                   23,971
       635  Holly Corp.                              20,784
       945  Mariner Energy, Inc. (b)                 23,549



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            OIL, GAS & CONSUMABLE FUELS
               (CONTINUED)
       400  Newfield Exploration Co. (b)       $     23,848
       287  Noble Energy, Inc.                       23,385
       641  Peabody Energy Corp.                     33,909
       483  Pioneer Natural Resources Co.            33,713
                                               ------------
                                                    193,867
                                               ------------

            PAPER & FOREST PRODUCTS -- 0.2%
        79  Deltic Timber Corp.                       3,688
       431  MeadWestvaco Corp.                       11,089
       183  Schweitzer-Mauduit International,
               Inc.                                  11,745
                                               ------------
                                                     26,522
                                               ------------

            PERSONAL PRODUCTS -- 0.9%
     1,051  Alberto-Culver Co.                       39,192
       672  Avon Products, Inc.                      20,462
       497  Estee Lauder (The) Cos., Inc.,
               Class A                               35,371
       394  Medifast, Inc. (b)                        9,409
                                               ------------
                                                    104,434
                                               ------------

            PHARMACEUTICALS -- 1.9%
       326  Allergan, Inc.                           23,606
       798  Bristol-Myers Squibb Co.                 21,466
     1,193  Endo Pharmaceuticals Holdings,
               Inc. (b)                              43,831
     1,336  Medicis Pharmaceutical Corp.,
               Class A                               39,746
       627  Par Pharmaceutical Cos., Inc. (b)        20,384
       494  Perrigo Co.                              32,545
       267  Salix Pharmaceuticals Ltd. (b)           10,100
       511  Watson Pharmaceuticals, Inc. (b)         23,838
                                               ------------
                                                    215,516
                                               ------------

            PROFESSIONAL SERVICES -- 0.3%
       398  Administaff, Inc.                        10,431
       503  Corporate Executive Board (The)
               Co.                                   15,714
       626  Dolan (The) Co. (b)                       6,698
       105  Exponent, Inc. (b)                        3,352
                                               ------------
                                                     36,195
                                               ------------

            REAL ESTATE INVESTMENT TRUSTS --
               4.2%
       562  Acadia Realty Trust                      10,723
     1,010  Apartment Investment & Management
               Co., Class A                          23,543
       207  AvalonBay Communities, Inc.              22,006
       399  BioMed Realty Trust, Inc.                 7,322
       378  Boston Properties, Inc.                  32,580
       383  BRE Properties, Inc.                     16,442
       159  Camden Property Trust                     7,885
       163  Entertainment Properties Trust            7,535


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            REAL ESTATE INVESTMENT TRUSTS
               (CONTINUED)
       662  Equity Residential                 $     32,193
       144  Essex Property Trust, Inc.               16,266
       666  Extra Space Storage, Inc.                10,789
       193  Federal Realty Investment Trust          15,822
       290  HCP, Inc.                                10,443
       219  Health Care REIT, Inc.                   11,191
       152  Healthcare Realty Trust, Inc.             3,669
       135  Home Properties, Inc.                     7,351
       106  Kilroy Realty Corp.                       3,622
       152  LaSalle Hotel Properties                  3,601
       177  Macerich (The) Co.                        7,896
       352  Medical Properties Trust, Inc.            3,939
       121  Mid-America Apartment Communities,
               Inc.                                   7,385
       426  National Retail Properties, Inc.         11,545
       195  Nationwide Health Properties, Inc.        7,962
       705  OMEGA Healthcare Investors, Inc.         16,215
       224  Potlatch Corp.                            7,627
       225  Realty Income Corp.                       7,713
       192  Regency Centers Corp.                     8,098
       975  Senior Housing Properties Trust          23,293
       232  Simon Property Group, Inc.               22,277
       249  SL Green Realty Corp.                    16,364
        94  Sovran Self Storage, Inc.                 3,672
       151  Tanger Factory Outlet Centers,
               Inc.                                   7,236
       362  UDR, Inc.                                 8,138
       394  Urstadt Biddle Properties, Inc.,
               Class A                                7,569
       202  Ventas, Inc.                             10,819
       505  Vornado Realty Trust                     44,132
                                               ------------
                                                    464,863
                                               ------------

            REAL ESTATE MANAGEMENT &
               DEVELOPMENT -- 0.8%
     2,958  CB Richard Ellis Group, Inc.,
               Class A (b)                           54,279
       459  Jones Lang LaSalle, Inc.                 35,830
                                               ------------
                                                     90,109
                                               ------------

            ROAD & RAIL -- 0.5%
       218  J.B. Hunt Transport Services, Inc.        7,839
       422  Old Dominion Freight Line, Inc.
               (b)                                   11,837
       385  Union Pacific Corp.                      33,757
                                               ------------
                                                     53,433
                                               ------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT -- 5.7%
       894  Actel Corp. (b)                          18,649
     1,791  Altera Corp.                             55,897
     1,002  Analog Devices, Inc.                     33,737
     4,982  Atmel Corp. (b)                          44,141
       610  Broadcom Corp., Class A                  24,851
       192  Cymer, Inc. (b)                           7,094



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            SEMICONDUCTORS & SEMICONDUCTOR
               EQUIPMENT (CONTINUED)
     1,134  Cypress Semiconductor Corp. (b)    $     15,989
       208  Diodes, Inc. (b)                          4,572
       211  First Solar, Inc. (b)                    29,050
       150  Hittite Microwave Corp. (b)               7,750
       891  KLA-Tencor Corp.                         31,827
       758  Lam Research Corp. (b)                   34,709
       703  Linear Technology Corp.                  22,658
     1,000  Microchip Technology, Inc.               32,180
       207  Microsemi Corp. (b)                       4,140
     1,183  Novellus Systems, Inc. (b)               34,555
     6,457  RF Micro Devices, Inc. (b)               47,072
     1,287  Rudolph Technologies, Inc. (b)            9,550
     1,569  Semtech Corp. (b)                        33,592
       619  Sigma Designs, Inc. (b)                   7,063
     1,918  Skyworks Solutions, Inc. (b)             43,941
       155  Standard Microsystems Corp. (b)           3,742
     3,882  Teradyne, Inc. (b)                       43,634
     1,906  TriQuint Semiconductor, Inc. (b)         19,632
       417  Ultratech, Inc. (b)                       7,635
       203  Veeco Instruments, Inc. (b)               8,496
       394  Xilinx, Inc.                             10,563
                                               ------------
                                                    636,719
                                               ------------

            SOFTWARE -- 7.9%
     1,415  ACI Worldwide, Inc. (b)                  34,484
       303  Advent Software, Inc. (b)                16,277
       984  Autodesk, Inc. (b)                       35,601
       257  BMC Software, Inc. (b)                   11,683
     2,079  Cadence Design Systems, Inc. (b)         17,609
       791  Citrix Systems, Inc. (b)                 50,679
       547  CommVault Systems, Inc. (b)              15,825
       289  Concur Technologies, Inc. (b)            14,918
       778  Ebix, Inc. (b)                           19,217
       410  Epicor Software Corp. (b)                 3,854
       194  FactSet Research Systems, Inc.           17,029
     1,031  Informatica Corp. (b)                    41,951
     1,234  Intuit, Inc. (b)                         59,232
       280  JDA Software Group, Inc. (b)              7,084
       241  Manhattan Associates, Inc. (b)            7,418
       913  McAfee, Inc. (b)                         43,185
       747  MICROS Systems, Inc. (b)                 33,906
       122  MicroStrategy, Inc., Class A (b)         11,057
       695  NetScout Systems, Inc. (b)               16,312
     1,609  Oracle Corp.                             47,305
     1,171  Parametric Technology Corp. (b)          25,141
     1,827  Phoenix Technologies Ltd. (b)             7,527
       215  Progress Software Corp. (b)               8,035
     1,288  Quest Software, Inc. (b)                 33,707
     1,070  Radiant Systems, Inc. (b)                20,876
     1,318  Red Hat, Inc. (b)                        55,699
       785  Rovi Corp. (b)                           39,760
       483  Salesforce.com, Inc. (b)                 56,062


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            COMMON STOCKS (CONTINUED)
            SOFTWARE (CONTINUED)
       358  Smith Micro Software, Inc. (b)     $      4,353
       718  Solera Holdings, Inc.                    34,500
       939  Sonic Solutions (b)                      11,240
       633  Sourcefire, Inc. (b)                     14,932
       369  Taleo Corp., Class A (b)                 10,587
     2,234  TIBCO Software, Inc. (b)                 42,938
       530  Tyler Technologies, Inc. (b)             10,817
                                               ------------
                                                    880,800
                                               ------------

            SPECIALTY RETAIL -- 7.4%
       550  Abercrombie & Fitch Co., Class A         23,573
       674  Advance Auto Parts, Inc.                 43,797
     1,566  AnnTaylor Stores Corp. (b)               36,488
       234  AutoZone, Inc. (b)                       55,605
       723  Bed Bath & Beyond, Inc. (b)              31,740
     1,057  Best Buy Co., Inc.                       45,430
       264  Big 5 Sporting Goods Corp.                3,569
     1,938  CarMax, Inc. (b)                         60,059
       682  Cato (The) Corp., Class A                18,039
     1,129  Dick's Sporting Goods, Inc. (b)          32,538
       963  Dress Barn (The), Inc. (b)               22,091
       391  Guess?, Inc.                             15,218
       430  Hibbett Sports, Inc. (b)                 11,588
       410  Jo-Ann Stores, Inc. (b)                  17,732
       430  Jos. A. Bank Clothiers, Inc. (b)         18,748
     2,018  Limited Brands, Inc.                     59,309
       289  Lumber Liquidators Holdings, Inc.
               (b)                                    6,959
       398  Monro Muffler Brake, Inc.                19,001
     1,015  O'Reilly Automotive, Inc. (b)            59,377
     1,134  PetSmart, Inc.                           42,446
       576  Ross Stores, Inc.                        33,978
       670  Tiffany & Co.                            35,510
       704  TJX (The) Cos., Inc.                     32,307
       999  Tractor Supply Co.                       39,560
     1,249  Williams-Sonoma, Inc.                    40,430
       673  Zumiez, Inc. (b)                         17,646
                                               ------------
                                                    822,738
                                               ------------

            TEXTILES, APPAREL & LUXURY GOODS --
               3.5%
     1,006  Coach, Inc.                              50,300
     1,406  Crocs, Inc. (b)                          19,585
       283  Deckers Outdoor Corp. (b)                16,442
       736  Fossil, Inc. (b)                         43,417
       295  Hanesbrands, Inc. (b)                     7,316
       815  Iconix Brand Group, Inc. (b)             14,262
       633  Maidenform Brands, Inc. (b)              16,939
       393  NIKE, Inc., Class B                      32,006
       600  Oxford Industries, Inc.                  13,818
       658  Phillips-Van Heusen Corp.                40,362
       351  Polo Ralph Lauren Corp.                  34,005
       446  Steven Madden, Ltd. (b)                  18,866



SHARES      DESCRIPTION                              VALUE
-------------------------------------------------------------

            TEXTILES, APPAREL & LUXURY GOODS
               (CONTINUED)
       879  Under Armour, Inc., Class A (b)    $     41,032
       619  Warnaco Group (The), Inc. (b)            32,875
       247  Wolverine World Wide, Inc.                7,193
                                               ------------
                                                    388,418
                                               ------------

            THRIFTS & MORTGAGE FINANCE -- 0.1%
       771  Dime Community Bancshares, Inc.          11,249
                                               ------------

            TOBACCO -- 0.7%
     1,799  Altria Group, Inc.                       45,731
       561  Philip Morris International, Inc.        32,818
                                               ------------
                                                     78,549
                                               ------------

            TRADING COMPANIES & DISTRIBUTORS --
               1.2%
       195  Fastenal Co.                             10,039
       142  MSC Industrial Direct Co., Inc.,
               Class A                                8,085
     2,672  United Rentals, Inc. (b)                 50,207
       451  W.W. Grainger, Inc.                      55,938
       191  Watsco, Inc.                             10,690
                                               ------------
                                                    134,959
                                               ------------

            WATER UTILITIES -- 0.2%
        98  American States Water Co.                 3,661
       776  Aqua America, Inc.                       16,707
                                               ------------
                                                     20,368
                                               ------------

            WIRELESS TELECOMMUNICATION
               SERVICES -- 0.7%
       842  American Tower Corp., Class A (b)        43,456
     1,010  Syniverse Holdings, Inc. (b)             30,795
                                               ------------
                                                     74,251
                                               ------------
            TOTAL COMMON STOCKS -- 100.0%        11,109,584
             (Cost $9,927,440)                 ------------

            MONEY MARKET FUND -- 0.1%
    15,994  Morgan Stanley Institutional
             Treasury Money Market Fund -
             0.05% (c)                               15,994
              (Cost $15,994)                    -----------

            TOTAL INVESTMENTS -- 100.1%          11,125,578
             (Cost $9,943,434) (d)
            NET OTHER ASSETS AND
             LIABILITIES -- (0.1)%                  (10,947)
                                               ------------
            NET ASSETS -- 100.0%               $ 11,114,631
                                               ------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c)   Represents annualized 7-day yield at October 31, 2010.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of October 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,216,807 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $34,663.

----------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of October 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS            LEVEL 1       LEVEL 2       LEVEL 3
-------------------------------------------------------------

Common Stocks*        $11,109,584      $ --           $ --
Money Market Fund          15,994        --             --
                    -----------------------------------------
TOTAL INVESTMENTS     $11,125,578      $ --           $ --
                    =========================================

* See Portfolio of Investments for industry breakout.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2010 (UNAUDITED)



                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company that currently consists of sixteen exchange-traded funds (each a "Fund" and collectively, the "Funds") as follows:

         First Trust Consumer Discretionary AlphaDEX(R) Fund
         First Trust Consumer Staples AlphaDEX(R) Fund
         First Trust Energy AlphaDEX(R) Fund
         First Trust Financials AlphaDEX(R) Fund
         First Trust Health Care AlphaDEX(R) Fund
         First Trust Industrials/Producer Durables AlphaDEX(R) Fund First Trust Materials AlphaDEX(R) Fund
         First Trust Technology AlphaDEX(R) Fund
         First Trust Utilities AlphaDEX(R) Fund
         First Trust Large Cap Core AlphaDEX(R) Fund
         First Trust Mid Cap Core AlphaDEX(R) Fund
         First Trust Small Cap Core AlphaDEX(R) Fund
         First Trust Large Cap Value Opportunities AlphaDEX(R) Fund First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund First Trust Multi Cap Value AlphaDEX(R) Fund
         First Trust Multi Cap Growth AlphaDEX(R) Fund

Each Fund's net asset value ("NAV") is determined daily, as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by each Fund is governed by valuation procedures adopted by the Board of Trustees and is in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or that makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the Fund might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange.

A variety of factors may be considered in determining the fair value of such securities. In addition, the use of fair value prices and certain current market quotations or official closing prices could result in a difference between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index, which, in turn, could result in a difference between the Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

       o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

       o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

          o Quoted prices for similar securities in active markets. o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

          o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

          o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

       o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund's investments as of October 31, 2010, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

OCTOBER 31, 2010 (UNAUDITED)



                              2. SUBSEQUENT EVENT

On October 12, 2010, First Trust Advisors ("FTA") announced that James A. Bowen, its President, acquired 100% of the voting stock of the Charger Corporation, the general partner of FTA (the "Transaction"). FTA is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of any of the Funds or FTA. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement and distribution agreement for each Fund and resulted in the automatic termination of the agreements. In addition, the expense reimbursement, fee waiver and recovery agreement terminated pursuant to its terms upon the termination of the investment management agreement.

The Trust's Board of Trustees has approved an interim investment management agreement with FTA which was entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with FTA has been approved by the Board of Trustees of the Trust and was submitted to shareholders of each Fund as of the record date (September 30, 2010) for approval. A special shareholder meeting of each Fund to vote on a proposal to approve the new investment management agreement was held on December 6, 2010, at which time the new investment management agreement for each of the following Funds was approved and became effective: First Trust Consumer Discretionary AlphaDEX(R) Fund; First Trust Consumer Staples AlphaDEX(R) Fund; First Trust Energy AlphaDEX(R) Fund; First Trust Financials AlphaDEX(R) Fund; First Trust Health Care AlphaDEX(R) Fund; First Trust Industrials/Producer Durables AlphaDEX(R) Fund; First Trust Materials AlphaDEX(R) Fund; First Trust Technology AlphaDEX(R) Fund; First Trust Utilities AlphaDEX(R) Fund; First Trust Large Cap Core AlphaDEX(R) Fund; First Trust Mid Cap Core AlphaDEX(R) Fund; First Trust Small Cap Core AlphaDEX(R) Fund; First Trust Large Cap Value Opportunities AlphaDEX(R) Fund; and First Trust Large Cap Growth Opportunities AlphaDEX(R) Fund. The new investment management agreement for each of the First Trust Multi Cap Value AlphaDEX(R) Fund and the First Trust Multi Cap Growth AlphaDEX(R) Fund was approved by shareholders at a special shareholder meeting held on December 20, 2010 and became effective as of that date. The Trust's Board of Trustees also approved a new Distribution Agreement and expense reimbursement, fee waiver and recovery agreement for each Fund which were entered into effective upon the closing of the Transaction.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2010 (UNAUDITED)



                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Opportunities Index, Defined Large Cap Growth Opportunities Index, Defined Multi Cap Value Index and Defined Multi Cap Growth Index (the "Defined Series") is the exclusive property of Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). First Trust Portfolios L.P. has contracted with S&P to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P and S&P does not make any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   First Trust Exchange-Traded AlphaDEX(R) Fund
               ------------------------------------------------

By:  /s/ James A. Bowen
     ------------------------------------------------------------
     James A. Bowen,
     Chairman of the Board, President and Chief Executive Officer
     (principal executive officer)


Date: December 21, 2010
      ------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ James A. Bowen
    ------------------------------------------------------------
    James A. Bowen,
    Chairman of the Board, President and Chief Executive Officer
    (principal executive officer)


Date: December 21, 2010
      ------------------------------



By: /s/ Mark R. Bradley
    ------------------------------------------------------------
    Mark R. Bradley,
    Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)


Date: December 21, 2010
      ----------------------------